Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Dec. 10, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NASB FINANCIAL INC
Entity Central Index Key	0001059131
Document Type	10-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 52
Entity Common Stock, Shares Outstanding		7,867,614

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 8,716	$ 5,030
Securities available for sale, at fair value	214,190	72,125
Stock in Federal Home Loan Bank, at cost	7,073	13,551
Mortgage-backed securities:
Available for sale, at fair value	554	715
Held to maturity, at cost	25,921	39,146
Loans receivable:
Held for sale, at fair value	163,834	115,434
Held for investment, net	766,601	987,400
Allowance for loan losses	(31,829)	(70,266)
Accrued interest receivable	4,402	4,870
Foreclosed assets held for sale, net	17,040	16,937
Premises and equipment, net	15,272	14,434
Investment in LLCs	17,222	17,674
Deferred income tax asset, net	17,199	19,221
Income taxes receivable	0	3,124
Other assets	14,631	14,189
Total assets	1,240,826	1,253,584
Liabilities:
Customer deposit accounts	870,946	784,681
Brokered deposit accounts	21,367	24,994
Advances from Federal Home Loan Bank	127,000	247,000
Subordinated debentures	25,774	25,774
Escrows	8,760	10,082
Income taxes payable	3,490	0
Accrued expenses and other liabilities	11,986	10,675
Total liabilities	1,069,323	1,103,206
Stockholders' equity:
Common stock of $0.15 par value: 20,000,000 authorized; 9,857,112 shares issued at September 30, 2012 and 2011	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock, at cost; 1,989,498 shares at September 30, 2012 and 2011	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)
Total stockholders' equity	171,503	150,378
Total liabilities and stockholders' equity	$ 1,240,826	$ 1,253,584

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.15	$ 0.15
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	9,857,112	9,857,112
Treasury stock, shares	1,989,498	1,989,498

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Operations [Abstract]
Interest on loans receivable	$ 56,896	$ 66,445	$ 78,508
Interest on mortgage-backed securities	1,723	2,281	3,175
Interest and dividends on securities	2,987	3,975	1,521
Other interest income	13	8	12
Total interest income	61,619	72,709	83,216
Interest on customer and brokered deposit accounts	9,151	15,221	17,476
Interest on advances from Federal Home Loan Bank	2,453	4,828	11,388
Interest on subordinated debentures	536	494	504
Total interest expense	12,140	20,543	29,368
Net interest income	49,479	52,166	53,848
Provision for loan losses	10,500	49,394	30,500
Net interest income after provision for loan losses	38,979	2,772	23,348
Other income (expense):
Loan servicing fees, net	132	(105)	122
Impairment recovery on mortgage servicing rights	0	67	12
Customer service fees and charges	5,584	6,530	7,626
Provision for loss on real estate owned	(4,265)	(11,383)	(2,649)
Gain (loss) on sale of securities available for sale	(343)	673	5,558
Gain (loss) on sale of securities held to maturity	(32)	411	0
Gain from loans receivable held for sale	48,791	29,279	36,617
Impairment loss on investment in LLCs	(200)	0	(3,126)
Impairment loss on securities	0	(640)	0
Other	3,628	(358)	(580)
Total other income	53,295	24,474	43,580
General and administrative expenses:
Compensation and fringe benefits	22,375	19,670	18,715
Commission-based mortgage banking compensation	17,203	13,601	17,981
Premises and equipment	5,033	4,331	4,220
Advertising and business promotion	5,616	5,501	5,612
Federal deposit insurance premiums	2,029	1,638	2,854
Other	10,571	8,957	8,285
Total general and administrative expenses	62,827	53,698	57,667
Income (loss) before income tax expense	29,447	(26,452)	9,261
Income tax expense (benefit):
Current	11,198	(6,451)	10,111
Deferred	139	(3,733)	(7,173)
Total income tax expense (benefit)	11,337	(10,184)	2,938
Net income (loss)	$ 18,110	$ (16,268)	$ 6,323
Basic earnings (loss) per share	$ 2.3	$ (2.07)	$ 0.8
Diluted earnings (loss) per share	$ 2.3	$ (2.07)	$ 0.8
Basic weighted average shares outstanding	7,867,614	7,867,614	7,867,614

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 18,110	$ (16,268)	$ 6,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,039	1,863	1,779
Amortization and accretion, net	(724)	(149)	(1,385)
Deferred income tax expense (benefit)	139	(3,733)	(7,173)
(Gain) loss on sale of securities available for sale	343	(673)	(5,558)
(Gain) loss on sale of securities held to maturity	32	(411)	0
Loss from investment in LLCs	257	126	128
Impairment loss on investment in LLCs	200	0	3,126
Impairment loss on investments	0	640	0
Impairment recovery on mortgage servicing rights	0	(67)	(12)
Gain from loans receivable held for sale	(48,791)	(29,279)	(36,617)
Provision for loan losses	10,500	49,394	30,500
Provision for loss on real estate owned	4,265	11,383	2,649
Origination of loans receivable held for sale	(1,849,564)	(1,599,313)	(1,765,568)
Sale of loans receivable held for sale	1,849,956	1,693,002	1,703,708
Stock based compensation - stock options	5	49	78
Changes in:
Net fair value of loan-related commitments	(2,420)	(381)	(661)
Accrued interest receivable	468	650	675
Accrued expenses, other liabilities, income taxes receivable, and income taxes payable	9,492	390	(5,982)
Net cash provided by (used in) operating activities	(5,693)	107,223	(73,990)
Principal repayments of mortgage-backed securities:
Held to maturity	12,297	15,852	11,445
Available for sale	153	186	3,738
Principal repayments of mortgage loans receivable held for Investment	245,162	171,928	225,700
Principal repayments of loans receivable	3,792	5,575	5,446
Principal repayments of investment securities:
Held to maturity	0	166	99
Available for sale	25,114	8,199	6
Loan origination - mortgage loans receivable held for investment	(85,750)	(110,834)	(102,550)
Loan origination - other loans receivable	(3,516)	(3,030)	(3,158)
Purchase of mortgage loans receivable held for investment	(964)	(1,219)	(1,236)
Proceeds from sale of Federal Home Loan Bank stock	6,478	2,322	10,766
Purchase of mortgage-backed securities held to maturity	0	(8,768)	(54,806)
Purchase of securities available for sale	(183,137)	(81,282)	(50,403)
Purchase of securities held to maturity
Proceeds from sale of mortgage-backed securities available for sale	0	0	51,154
Proceeds from sale of mortgage-backed securities held to maturity	859	0	0
Proceeds from sale of securities available for sale	19,678	26,916	46,461
Proceeds from sale of securities held to maturity	0	1,491	0
Proceeds from sale of real estate owned	10,406	23,063	13,881
Purchases of premises and equipment, net	(2,877)	(2,461)	(2,242)
Investment in LLC	(5)	(1)	(7)
Other	309	(450)	(392)
Net cash provided by investing activities	47,999	47,653	153,902
Cash flows from financing activities:
Net (decrease) increase in customer and brokered deposit accounts	82,701	(123,812)	28,440
Proceeds from advances from Federal Home Loan Bank	27,000	128,000	98,000
Repayment of advances from Federal Home Loan Bank	(147,000)	(167,000)	(253,000)
Cash dividends paid	0	0	(3,540)
Change in escrows	(1,321)	(1,067)	971
Net cash used in financing activities	(38,620)	(163,879)	(129,129)
Net increase (decrease) in cash and cash equivalents	3,686	(9,003)	(49,217)
Cash and cash equivalents at beginning of year	5,030	14,033	63,250
Cash and cash equivalents at end of year	8,716	5,030	14,033
Supplemental disclosure of cash flow information:
Cash paid for income taxes (net of refunds)	4,586	(2,823)	14,100
Cash paid for interest	12,010	20,653	30,704
Supplemental schedule of non-cash investing and financing activities:
Conversion of loans receivable to real estate owned	18,665	34,085	59,357
Conversion of real estate owned to loans receivable	3,907	5,804	344
Capitalization of originated mortgage servicing rights	0	0	5
Transfer of securities from held to maturity to available for sale	$ 0	$ 0	$ 8,361

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive (loss) income
Balance at Sep. 30, 2009	$ 166,388	$ 1,479	$ 16,525	$ 184,891	$ (38,418)	$ 1,911
Comprehensive income:
Net income	6,323	0	0	6,323	0	0
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	(1,487)	0	0	0	0	(1,487)
Total comprehensive income	4,836
Cash dividends paid	(3,540)	0	0	(3,540)	0	0
Stock based compensation expense	78	0	78	0	0	0
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $1752, $(717) and $1,209 at September 30, 2012, 2011 and 2010, respectively	1,931
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	0
Reclassification adjustment for (gain) loss included in net income, net of income taxes of $(132), $259 and $2,140 at September 30, 2012, 2011 and 2010, respectively	(3,418)
Change in unrealized loss on available for sale securities, net of income taxes of $1,884, $(729) and $(931) at September 30, 2012, 2011 and 2010, respectively	(1,487)	0	0	0	0	(1,487)
Balance at Sep. 30, 2010	167,762	1,479	16,603	187,674	(38,418)	424
Comprehensive income:
Net income	(16,268)	0	0	(16,268)	0	0
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	(1,165)	0	0	0	0	(1,165)
Total comprehensive income	(17,433)
Stock based compensation expense	49	0	49	0	0	0
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $1752, $(717) and $1,209 at September 30, 2012, 2011 and 2010, respectively	(1,145)
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	394
Reclassification adjustment for (gain) loss included in net income, net of income taxes of $(132), $259 and $2,140 at September 30, 2012, 2011 and 2010, respectively	(414)
Change in unrealized loss on available for sale securities, net of income taxes of $1,884, $(729) and $(931) at September 30, 2012, 2011 and 2010, respectively	(1,165)	0	0	0	0	(1,165)
Balance at Sep. 30, 2011	150,378	1,479	16,652	171,406	(38,418)	(741)
Comprehensive income:
Net income	18,110	0	0	18,110	0	0
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	3,010	0	0	0	0	3,010
Total comprehensive income	21,120
Stock based compensation expense	5	0	5	0	0	0
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $1752, $(717) and $1,209 at September 30, 2012, 2011 and 2010, respectively	2,799
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	0
Reclassification adjustment for (gain) loss included in net income, net of income taxes of $(132), $259 and $2,140 at September 30, 2012, 2011 and 2010, respectively	211
Change in unrealized loss on available for sale securities, net of income taxes of $1,884, $(729) and $(931) at September 30, 2012, 2011 and 2010, respectively	3,010	0	0	0	0	3,010
Balance at Sep. 30, 2012	$ 171,503	$ 1,479	$ 16,657	$ 189,516	$ (38,418)	$ 2,269

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Stockholders' Equity [Abstract]
Income taxes, unrealized gain on available for sale securities	$ 1,752	$ (717)	$ 1,209
Other-than-temporary loss recognized in earnings		246
Income taxes, reclassification adjustment for Loss included in net income	(132)	259	2,140
Income taxes, change in unrealized gain (loss) on available for sale securities	$ 1,884	$ (729)	$ (931)

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of NASB Financial, Inc. (the “Company”), its wholly-owned subsidiary, North American Savings Bank, F.S.B. (the “Bank”), and the Bank’s wholly-owned subsidiary, Nor-Am Service Corporation. All significant inter-company transactions have been eliminated in consolidation. The consolidated financial statements do not include the accounts of our wholly owned statutory trust, NASB Preferred Trust I (the “Trust”). The Trust qualifies as a special purpose entity that is not required to be consolidated in the financial statements of NASB Financial, Inc. The Trust Preferred Securities issued by the Trust are included in Tier I capital for regulatory capital purposes.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand plus interest-bearing deposits in the Federal Home Loan Bank of Des Moines totaling $5.7 million and $995,000 as of September 30, 2012 and 2011, respectively. The Federal Reserve Board (“FRB”) requires federally chartered savings banks to maintain non-interest-earning cash reserves at specified levels against their transaction accounts. Required reserves may be maintained in the form of vault cash, a non-interest-bearing account at a Federal Reserve Bank, or a pass-through account, as defined by FRB. At September 30, 2012, the Bank’s reserve requirement was $3.4 million.

Securities and Mortgage-Backed Securities

Securities and mortgage-backed securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Securities and mortgage-backed securities not classified as held to maturity or trading are classified as available for sale. As of September 30, 2012 and 2011, the Company had no assets designated as trading. Securities and mortgage-backed securities held to maturity are stated at cost. Securities and mortgage-backed securities classified as available for sale are recorded at their fair values, with unrealized gains and losses, net of income taxes, reported as accumulated other comprehensive income or loss.

Premiums and discounts are recognized as adjustments to interest income over the life of the securities using a method that approximates the level yield method. Gains or losses on the disposition of securities are based on the specific identification method. Securities that trade in an active market are valued using quoted market prices. Securities that do not trade in an active market are valued using quotes from broker-dealers that reflect estimated offer prices.

Management monitors the securities and mortgage-backed securities portfolios for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. If management intends to sell an impaired security or mortgage-backed security, or if it is more likely than not that management will be required to sell the impaired security prior to recovery of its amortized cost basis, the Bank will recognize a loss in earnings. If management does not intend to sell a debt security or mortgage-backed security, or if it is more likely than not that management will not be required to sell the impaired security prior to recovery of its amortized cost, regardless of whether the security is classified as available for sale or held to maturity, the Bank will recognize the credit component of the loss in earnings and the remaining portion in other comprehensive income. The credit loss component recognized in earnings is the amount of principal cash flows not expected to be received over the remaining life of the security. The amount of other-than temporary-impairment included in other comprehensive income is amortized over the remaining life of the security.

Loans Receivable Held for Sale

As the Bank originates loans each month, management evaluates the existing market conditions to determine which loans will be held in the Bank’s portfolio and which loans will be sold in the secondary market. Loans sold in the secondary market are sold with servicing released or converted into mortgage-backed securities (“MBS”) and sold with the servicing retained by the Bank. At the time of each loan commitment, a decision is made to either hold the loan for investment, hold it for sale with servicing retained, or hold it for sale with servicing released. Management monitors market conditions to decide whether loans should be held in the portfolio or sold and if sold, which method of sale is appropriate.

Loans held for sale are carried at fair value. Gains or losses on such sales are recognized using the specific identification method. The transfer of a loan receivable held for sale is accounted for as a sale when control over the asset has been surrendered. The Bank issues various representations and warranties and standard recourse provisions associated with the sale of loans, which are described more fully in Footnote 6.

Loans Receivable Held for Investment, Net

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the amount of unpaid principal less an allowance for loan losses, undisbursed loan funds and unearned discounts and loan fees, net of certain direct loan origination costs. Interest on loans is credited to income as earned and accrued only when it is deemed collectible. Loans are placed on nonaccrual status when, in the opinion of management, the full timely collection of principal or interest is in doubt. The accrual of interest is discontinued when principal or interest payments become doubtful. As a general rule, this occurs when the loan becomes ninety days past due. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is reversed against current income. Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears or recorded as income, depending on Bank management’s assessment of the ultimate collectibility of the loan. Nonaccrual loans may be restored to accrual status when principal and interest become current and the full payment of principal and interest is expected.

Net loan fees and direct loan origination costs are deferred and amortized as yield adjustments to interest income using the level-yield method over the contractual lives of the related loans.

Allowance for Loan Losses

The Bank considers a loan to be impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. If a loan is impaired, the Bank records a loss valuation equal to the excess of the loan’s carrying value over the present value of the estimated future cash flows discounted at the loan’s initial effective rate, or the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. One-to-four family residential loans and consumer loans are collectively evaluated for impairment. Loans on residential properties with greater than four units, on construction and development and commercial properties are evaluated for impairment on a loan by loan basis. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent losses in the portfolio, and various subjective factors such as economic and business conditions. Assessing the adequacy of the allowance for loan losses is inherently subjective as it requires making material estimates, including the amount and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. In management’s opinion, the allowance, when taken as a whole, is adequate to absorb reasonable estimated loan losses inherent in the Bank’s loan portfolio.

Foreclosed Assets Held for Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. When foreclosed assets are acquired any excess of the loan balance over the new basis of the foreclosed asset is charged to the allowance for loan losses. Subsequent adjustments for estimated losses are charged to operations when the fair value declines to an amount less than the carrying value. Costs and expenses related to major additions and improvements are capitalized, while maintenance and repairs that do not improve or extend the lives of the respective assets are expensed. Applicable gains and losses on the sale of real estate owned are realized when the asset is disposed of, depending on the adequacy of the down payment and other requirements.

Premises and Equipment

Premises and equipment are recorded at cost, less accumulated depreciation. Depreciation of premises and equipment is provided over the estimated useful lives (from three to forty years for buildings and improvements and from three to ten years for furniture, fixtures, and equipment) of the respective assets using the straight-line method. Maintenance and repairs are charged to expense. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Investment in LLCs

The Company is a partner in two limited liability companies, which were formed for the purpose of purchasing and developing vacant land in Platte County, Missouri. These investments are accounted for using the equity method of accounting.

Goodwill

The Company has goodwill of $1.8 million at September 30, 2012 and 2011. This asset, which resulted from the Bank’s acquisition of CBES Bancorp, Inc. in fiscal 2003, was assigned to the banking segment of the business. In accordance with Generally Accepted Accounting Principles (“GAAP”), the Company tests its goodwill for impairment annually, or more frequently if events indicate that the asset might be impaired. The first step of the goodwill impairment test compares the fair value of a reporting segment with its carrying amount, including goodwill. If the carrying value of a reporting unit exceeds its fair value, a second step of the goodwill impairment test is required, which compares the implied fair value of reporting unit goodwill to its carrying value. The implied fair value is determined in the same manner as the amount of goodwill recognized in a business combination is determined. Due to the fact that the Company’s stock price was below its book value per share at September 30, 2011, the Company performed the second step of the goodwill impairment test to determine the amount of impairment loss, if any. Management reviewed recent merger and acquisition transactions, which were compared to the Company, to calculate an estimated valuation range for the Company. The Bank’s balance sheet was then compared to its estimated market value to determine the current fair value of its goodwill. As a result of this analysis, management determined that the Company’s goodwill was not impaired. At September 30, 2012, the Company’s stock price was in excess of its book value per share; thus, the Company did not perform the second step of the goodwill impairment test as of that date.

Stock Options

The Company has a stock-based employee compensation plan which is described more fully in Footnote 17, Stock Option Plan. The Company recognizes compensation cost over the five-year service period for its stock option awards. Stock based compensation expense for stock options totaled $5 thousand ($3 thousand, net of tax), $49 thousand ($30 thousand, net of tax) and $78 thousand ($48 thousand, net of tax) during the years ended September 30, 2012, 2011 and 2010, respectively.

Income Taxes

The Company files a consolidated Federal income tax return with its subsidiaries using the accrual method of accounting.

The Company provides for income taxes using the asset/liability method. Deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

The Bank’s bad debt deduction for the years ended September 30, 2012, 2011 and 2010, was based on the specific charge off method. The percentage method for additions to the tax bad debt reserve was used prior to the fiscal year ended September 30, 1997. Under the current tax rules, Banks are required to recapture their accumulated tax bad debt reserve, except for the portion that was established prior to 1988, the “base-year.” The recapture of the excess reserve was completed over a six-year phase-in-period that began with the fiscal year ended September 30, 1999. A deferred income tax liability is required to the extent the tax bad debt reserve exceeds the 1988 base year amount. Retained earnings include approximately $3.7 million representing such bad debt reserve for which no deferred taxes have been provided. Distributing the Bank’s capital in the form of stock redemptions caused the Bank to recapture a significant amount of its bad debt reserve prior to the phase-in period.

Derivative Instruments

The Bank regularly enters into commitments to originate and sell loans held for sale. Certain commitments are considered derivative instruments under GAAP, which requires the Bank to recognize all derivative instruments in the balance sheet and to measure those instruments at fair value. As of September 30, 2012 and 2011, the fair value of loan related commitments resulted in a net asset of $4.1 million and $1.7 million, respectively.

Revenue Recognition

Interest income, loan servicing fees, customer service fees and charges and ancillary income related to the Bank’s deposits and lending activities are accrued as earned.

Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year. Diluted earnings per share is computed using the weighted average common shares and all potential dilutive common shares outstanding during the year. Dilutive securities consist entirely of stock options granted to employees as incentive stock options under Section 442A of the Internal Revenue Code as amended.

The computations of basic and diluted earnings (loss) per share are presented in the following table. Dollar amounts are expressed in thousands, except per share data.

	Year Ended September 30,
	2012	2011	2010
Net income (loss)	$18,110	(16,268)	6,323

Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	0	0	0

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$2.30	(2.07)	0.80
Diluted earnings (loss) per share	2.30	(2.07)	0.80

At September 30, 2012 and 2011, options to purchase 47,538 and 49,538 shares of the Company’s stock were outstanding. These options were not included in the calculation of diluted earnings (loss) per share because the option exercise price was greater than the average market price of the common shares for the period, thus making the options anti-dilutive.

Recently Issued Accounting Standards

In April 2011, the FASB issued ASU No. 2011-02, which clarifies the guidance on how creditors evaluate whether a restructuring of debt qualifies as a TDR. Examples of restructurings include an extension of a loan’s maturity date, a reduction in the interest rate, forgiveness of a debt’s face amount and/or accrued interest, and a deferral or decrease in payments for a period of time. The amendments clarify the definition of a TDR in ASC 310-40, which provides that a debt restructuring is considered a TDR if the creditor, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider. The framework for evaluating a restructuring requires that a creditor determine if both of the following conditions are met: 1) the borrower is experiencing financial difficulties, and 2) the restructuring includes a concession by the creditor to the borrower. For public companies, this standard was effective for the first interim or annual period beginning on or after June 15, 2011. The Company early adopted the ASU in its second fiscal quarter, as permitted by the standard. As a result of adopting the amendments in ASU 2011-02, the Company reassessed all restructurings that occurred on or after October 1, 2010, the beginning of the prior fiscal year, for identification as TDRs. The Company identified as TDRs certain receivables for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology. Upon identifying those receivables as TDRs, the Company identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of impairment measured in accordance with the guidance of ASC 310-10-35 for the receivables that are newly identified as impaired. The early adoption of the ASU resulted in a significant increase in the number of loans within its construction and development portfolios that are considered TDRs and had a substantially material impact on the Company’s financial statements for the period ended March 31, 2011. At March 31, 2011, the period of adoption, the recorded investment in receivables for which the allowance for credit losses was previously measured under a general allowance for credit losses methodology and are now impaired under ASC 310-10-35 was $28.1 million, and the resulting allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $8.0 million. In addition, the Company identified loans with a recorded investment of $6.7 million which were previously deemed impaired under the guidance in ASC 310-10-35, but were not considered TDRs. As a result of adopting the amendments in ASU 2011-02, these loans were identified as TDRs and the resulting increase in the allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $3.3 million. This increase in estimated loss was due to the Company’s adoption of a change in methodology for valuing its real estate development portfolio, given the current adverse economic environment, during the quarter ended March 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04, which provides a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands disclosure requirements, particularly for Level 3 fair value measurements. For public companies, this standard was effective for interim and annual periods beginning after December 15, 2011. It did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income in the statement of equity. For public companies, this standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments within this update are to be applied retrospectively. Although it will affect the Company’s presentation of the components of other comprehensive income, management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, which is intended to reduce the annual cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a qualitative assessment to determine whether impairment testing is necessary. This standard was effective for annual and interim goodwill impairment test performed for fiscal years beginning after December 15, 2011. Management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, which requires an entity to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. This additional disclosure is intended to provide greater transparency of the effect or potential effect of rights of offset associated with certain financial instruments and derivative instruments. This standard is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The amendments within this update are to be applied retrospectively for all comparative periods presented. Management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reported periods. Estimates were used to establish loss reserves for both loans and foreclosed assets, accruals for loan recourse provisions, and fair values of financial instruments, among other items. Actual results could differ from those estimates.

Reclassifications

Certain amounts for 2011 and 2010 have been reclassified to conform to the current year presentation.

Securities Available for Sale	12 Months Ended
Sep. 30, 2012
Securities Available for Sale [Abstract]
SECURITIES AVAILABLE FOR SALE

(2) SECURITIES AVAILABLE FOR SALE

The following tables present a summary of securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Corporate debt securities	$57,983	3,035	0	61,018
U.S. government sponsored agency securities	152,546	624	4	153,166
Municipal securities	6	0	0	6

Total	$210,535	3,659	4	214,190

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Corporate debt securities	$48,412	263	1,763	46,912
Trust preferred securities	24,942	254	0	25,196
Municipal securities	17	0	0	17

Total	$73,371	517	1,763	72,125

During the year ended September 30, 2012, the Company realized gross gains of $227,000 and gross losses of $570,000 on the sale of securities available for sale. During the year ended September 30, 2011, the Company realized gross gains of $673,000 and no gross losses on the sale of securities available for sale. During the year ended September 30, 2010, the Company realized gross gains of $4.1 million and no gross losses on the sale of securities available for sale.

The following table presents a summary of the fair value and gross unrealized losses of those securities available for sale which had unrealized losses at September 30, 2012. Dollar amounts are expressed in thousands.

	Less than 12 months		12 months or longer
	Estimated	Gross	Estimated	Gross
	Fair	unrealized	fair	unrealized
	Value	Losses	value	losses
U.S. government sponsored agency securities	$19,988	4	$0	0

Management monitors the securities portfolio for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. There are no securities available for sale at September 30, 2012, for which the Company has taken an other-than-temporary impairment loss through earnings. During the quarter ended September 30, 2011, the Bank was notified that one holding in its trust preferred securities portfolio was being called in October 2011, prior to its original call date. Management determined that the security was other-than-temporarily impaired at September 30, 2011, and recognized a $640,000 impairment loss in earnings. There were no other securities held at September 30, 2011, for which the Company had taken an other-than-temporary impairment loss through earnings.

The scheduled maturities of securities available for sale at September 30, 2012, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due in less than one year	$11,786	10	0	11,796
Due from one to five years	133,396	3,033	0	136,429
Due from five to ten years	34,566	604	0	35,170
Due after ten years	30,787	12	4	30,795

Total	$210,535	3,659	4	214,190

The principal balances of securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,037	95	0	3,132

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$6,225	191	0	6,416

Securities Held to Maturity	12 Months Ended
Sep. 30, 2012
Securities Held to Maturity [Abstract]
SECURITIES HELD TO MATURITY

(3) SECURITIES HELD TO MATURITY

There were no securities held to maturity at September 30, 2012 and 2011.

During the year ended September 30, 2011, the Bank recognized a gain of $411,000 on the sale of an asset backed security which was classified as held to maturity. The security, which was secured by a pool of trust preferred securities issued by various banks, had an amortized cost of $1.1 million at the time of sale. The decision was made to sell the security after it was determined that there was significant deterioration in the issuer’s creditworthiness.

Mortgage-Backed Securities Available for Sale	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Available for Sale [Abstract]
MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE

(4) MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE

The following tables present a summary of mortgage-backed securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Pass-through certificates guaranteed by GNMA – fixed rate	$78	3	0	81
Pass-through certificates guaranteed by FNMA – adjustable rate	143	9	0	152
FHLMC participation certificates:
Fixed rate	176	14	0	190
Adjustable rate	123	8	0	131

Total	$520	34	0	554

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Pass-through certificates guaranteed by GNMA – fixed rate	$86	3	0	89
Pass-through certificates guaranteed by FNMA – adjustable rate	174	6	0	180
FHLMC participation certificates:
Fixed rate	268	25	0	293
Adjustable rate	146	7	0	153

Total	$674	41	0	715

There were no sales of mortgage-backed securities available for sale during the years ended September 30, 2012 and 2011. During the year ended September 30, 2010, the Company realized gross gains of $1.4 million and gross losses of $8,000 on the sale of mortgage-backed securities available for sale.

During the year ended September 30, 2010, the Bank transferred two mortgage-backed securities with a total amortized cost of $8.4 million from the held to maturity category to the available for sale category. The amortized cost of the securities approximated its market value; thus, there were not unrealized gains or losses at the date of transfer. The decision was made to transfer the securities after it was determined that there was a significant deterioration in the issuer’s creditworthiness, as ratings agencies had downgraded the securities to below investment grade. The mortgage-backed securities were subsequently sold during the year ended September 30, 2010. The Bank recognized a gain of $39,000 and a loss of $8,000 on the sale of these securities.

The scheduled maturities of mortgage-backed securities available for sale at September 30, 2012, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from five to ten years	$176	14	0	190
Due after ten years	344	20	0	364

Total	$520	34	0	554

Actual maturities of mortgage-backed securities available for sale may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments, on which borrowers have the right to prepay certain obligations.

The principal balances of mortgage-backed securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$393	26	0	419

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$494	29	0	523

Mortgage-Backed Securities Held to Maturity	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
MORTGAGE-BACKED SECURITIES HELD TO MATURITY

(5) MORTGAGE-BACKED SECURITIES HELD TO MATURITY

The following tables present a summary of mortgage-backed securities held to maturity. Dollar amounts are expressed in thousands.

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
FHLMC participation certificates:
Fixed rate	$37	3	0	40
FNMA pass-through certificates:
Fixed rate	3	0	0	3
Balloon maturity and adjustable rate	24	1	0	25
Collateralized mortgage obligations	25,857	390	198	26,049

Total	$25,921	394	198	26,117

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
FHLMC participation certificates:
Fixed rate	$45	1	0	46
FNMA pass-through certificates:
Fixed rate	5	1	0	6
Balloon maturity and adjustable rate	28	0	0	28
Collateralized mortgage obligations	39,068	101	218	38,951

Total	$39,146	103	218	39,031

The following tables present a summary of the fair value and gross unrealized losses of those mortgage-backed securities held to maturity which had unrealized losses at September 30, 2012. Dollar amounts are expressed in thousands.

	Less Than 12 Months		12 Months or Longer
	Estimated	Gross	Estimated	Gross
	Fair	unrealized	Fair	unrealized
	Value	losses	Value	losses
Collateralized mortgage obligations	$8,522	69	$2,124	129

Management monitors the securities portfolio for impairment on an ongoing basis by evaluating market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. When the fair value of a security is less than its amortized cost, an other-than-temporary impairment is considered to have occurred if the present value of expected cash flows is not sufficient to recover the entire amortized cost, or if the Company intends to, or will be required to, sell the security prior to the recovery of its amortized cost. The unrealized losses at September 30, 2012, are primarily the result of changes in market yields from the time of purchase. Management generally views changes in fair value caused by changes in interest rates as temporary. In addition, all scheduled payments for securities with unrealized losses at September 30, 2012, have been made, and it is anticipated that the entire principal balance of such securities will be collected.

The scheduled maturities of mortgage-backed securities held to maturity at September 30, 2012, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from one to five years	$28	2	0	30
Due from five to ten years	1,205	2	28	1,179
Due after ten years	24,688	390	170	24,908

Total	$25,921	394	198	26,117

Actual maturities of mortgage-backed securities held to maturity may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments, on which borrowers have the right to prepay certain obligations.

The principal balances of mortgage-backed securities held to maturity that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$19	1	0	20
FRB advance commitments	6,216	56	0	6,272

Total	$6,235	57	0	6,292

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$22	0	0	22
FRB advance commitments	32,003	100	95	32,008

Total	$32,025	100	95	32,030

During fiscal 2012, the Bank recognized a loss of $32,000 on the sale of a mortgage backed security which was classified as held to maturity. The security had an amortized cost of $891,000 at the time of sale. The decision was made to sell the security after it was determined that there was significant deterioration in the issuer’s creditworthiness. All dispositions of mortgage-backed securities held to maturity during fiscal 2011 and 2010 were the result of maturities, with the exception of the transfers noted in Footnote 4.

Loans Receivable	12 Months Ended
Sep. 30, 2012
Loans Receivable [Abstract]
LOANS RECEIVABLE

(6) LOANS RECEIVABLE

The Bank has traditionally concentrated its lending activities on mortgage loans secured by residential and business property and, to a lesser extent, development lending. Residential mortgage loans have either long-term fixed or adjustable rates. The Bank also has a portfolio of mortgage loans that are secured by multifamily, construction, development, and commercial real estate properties. The remaining part of North American’s loan portfolio consists of non-mortgage commercial and installment loans. The following table presents the Bank’s total loans receivable at September 30. Dollar amounts are expressed in thousands.

	2012	2011
HELD FOR INVESTMENT
Mortgage loans:
Permanent loans on:
Residential properties	$331,310	329,715
Business properties	321,559	409,737
Partially guaranteed by VA or insured by FHA	3,950	3,947
Construction and development	110,718	181,663

Total mortgage loans	767,537	925,062
Commercial loans	17,570	80,937
Installment loans and lease financing to individuals	7,753	9,028

Total loans receivable held for investment	792,860	1,015,027
Less:
Undisbursed loan funds	(21,014)	(20,944)
Unearned discounts and fees on loans, net of deferred costs	(5,245)	(6,683)

Net loans receivable held for investment	$766,601	987,400

	2012	2011
HELD FOR SALE
Mortgage loans:
Permanent loans on:
Residential properties	$163,834	115,434

Included in the loans receivable balances are participating interests in mortgage loans and wholly owned mortgage loans serviced by other institutions of approximately $4.1 million and $5.3 million at September 30, 2012 and 2011, respectively.

Whole loans and participations serviced for others were approximately $27.3 million and $65.5 million at September 30, 2012 and 2011, respectively. Loans serviced for others are not included in the accompanying consolidated balance sheets.

First mortgage loans were pledged to secure FHLB advances in the amount of approximately $508.9 million and $638.2 million at September 30, 2012 and 2011, respectively.

Aggregate loans to executive officers, directors and their associates, including companies in which they have partial ownership interest, did not exceed 5% of equity as of September 30, 2012 and 2011. Such loans were made under terms and conditions substantially the same as loans made to parties not affiliated with the Bank.

Proceeds from the sale of loans receivable held for sale during fiscal 2012, 2011 and 2010, were $1,850.0 million, $1,693.0 million, and $1,703.7 million, respectively. In fiscal 2012, the Bank realized gross gains of $48.8 million and $2,000 of gross losses. In fiscal 2011, the Bank realized gross gains of $29.4 million and $140,000 of gross losses. In fiscal 2010, the Bank realized gross gains of $36.6 million and gross losses of $17,000 on those sales

Lending Practices and Underwriting Standards

Residential real estate loans—The Bank offers a range of residential loan programs, including programs offering loans guaranteed by the Veterans Administration (“VA”) and loans insured by the Federal Housing Administration (“FHA”). The Bank’s residential loans come from several sources. The loans that the Bank originates are generally a result of direct solicitations of real estate brokers, builders, developers, or potential borrowers via the internet. North American periodically purchases real estate loans from other financial institutions or mortgage bankers.

The Bank’s residential real estate loan underwriters are grouped into three different levels, based upon each underwriter’s experience and proficiency. Underwriters within each level are authorized to approve loans up to prescribed dollar amounts. Any loan over $1 million must also be approved by either the CEO or the EVP/Chief Credit Officer. Conventional residential real estate loans are underwritten using FNMA’s Desktop Underwriter or FHLMC’s Loan Prospector automated underwriting systems, which analyze credit history, employment and income information, qualifying ratios, asset reserves, and loan-to-value ratios. If a loan does not meet the automated underwriting standards, it is underwritten manually. Full documentation to support each applicant’s credit history, income, and sufficient funds for closing is required on all loans. An appraisal report, performed in conformity with the Uniform Standards of Professional Appraisers Practice by an outside licensed appraiser, is required for all loans. Typically, the Bank requires borrowers to purchase private mortgage insurance when the loan-to-value ratio exceeds 80%.

NASB originates Adjustable Rate Mortgages (ARMs), which fully amortize and typically have initial rates that are fixed for one to seven years before becoming adjustable. Such loans are underwritten based on the initial interest rate and the borrower’s ability to repay based on the maximum first adjustment rate. Each underwriting decision takes into account the type of loan and the borrower’s ability to pay at higher rates. While lifetime rate caps are taken into consideration, qualifying ratios may not be calculated at this level due to an extended number of years required to reach the fully-indexed rate. NASB does not originate any hybrid loans, such as payment option ARMs, nor does the Bank originate any subprime loans, generally defined as high risk or loans of substantially impaired quality.

At the time a potential borrower applies for a residential mortgage loan, it is designated as either a portfolio loan, which is held for investment and carried at amortized cost, or a loan held-for-sale in the secondary market and carried at fair value. All the loans on single family property that the Bank holds for sale conform to secondary market underwriting criteria established by various institutional investors. All loans originated, whether held for sale or held for investment, conform to internal underwriting guidelines, which consider, among other things, a property’s value and the borrower’s ability to repay the loan.

Construction and development loans—Construction and land development loans are made primarily to builders/developers, who construct properties for resale. The Bank’s requirements for a construction loan are similar to those of a mortgage on an existing residence. In addition, the borrower must submit accurate plans, specifications, and cost projections of the property to be constructed. All construction and development loans are manually underwritten using NASB’s internal underwriting standards. All construction and development loans must be approved by the CEO and either the EVP/ Chief Credit Officer or SVP/Construction Lending. Prior approval is required from the Bank’s Board of Directors for newly originated construction and development loans with a proposed balance of $2.5 million or greater. The bank has adopted internal loan-to-value limits consistent with regulations, which are 65% for raw land, 75% for land development, and 85% for residential and non-residential construction. An appraisal report performed in conformity with the Uniform Standards of Professional Appraisers Practice by an outside licensed appraiser is required on all loans in excess of $250,000. Generally, the Bank will commit to an initial term of 12 to 18 months on construction loans, and an initial term of 24 to 48 months on land acquisition and development loans, with six month renewals thereafter. Interest rates on construction loans typically adjust daily and are tied to a predetermined index. NASB’s staff regularly performs inspections of each property during its construction phase to help ensure adequate progress is achieved before making scheduled loan disbursements.

When construction and development loans mature, the Bank typically considers extensions for short, six-month term periods. This allows the Bank to more frequently evaluate the loan, including creditworthiness and current market conditions and, if management believes it’s in the best interest of the Company, to modify the terms accordingly. This portfolio consists primarily of assets with rates tied to the prime rate and, in most cases, the conditions for loan renewal include an interest rate “floor” in accordance with the market conditions that exist at the time of renewal.

During the year ended September 30, 2012, the Bank renewed a number of loans within its construction and land development portfolio due to slower home and lot sales in the current economic environment. Such extensions were accounted for as Troubled Debt Restructurings (“TDRs”) if the restructuring was related to the borrower’s financial difficulty, and if the Bank made concessions that it would not otherwise consider. In order to determine whether or not a renewal should be accounted for as a TDR, management reviewed the borrower’s current financial information, including an analysis of income and liquidity in relation to debt service requirements. The large majority of these modifications did not result in a reduction in the contractual interest rate or a write-off of the principal balance (although the Bank does commonly require the borrower to make a principal reduction at renewal).

Commercial real estate loans—The Bank purchases and originates several different types of commercial real estate loans. Permanent multifamily mortgage loans on properties of 5 to 36 dwelling units have a 50% risk-weight for risk-based capital requirements if they have an initial loan-to-value ratio of not more than 80% and if their annual average occupancy rate exceeds 80%. All other performing commercial real estate loans have 100% risk-weights.

The Bank’s commercial real estate loans are secured primarily by multi-family and nonresidential properties. Such loans are manually underwritten using NASB’s internal underwriting standards, which evaluate the sources of repayment, including the ability of income producing property to generate sufficient cash flow to service the debt, the capacity of the borrower or guarantors to cover any shortfalls in operating income, and, as a last resort, the ability to liquidate the collateral in such a manner as to completely protect the Bank’s investment. All commercial real estate loans must be approved by the CEO and either the EVP/ Chief Credit Officer or SVP/Commercial Lending. Prior approval is required from the Bank’s Board of Directors for newly originated commercial loans with a proposed balance of $2.5 million or greater. Typically, loan-to-value ratios do not exceed 80%; however, exceptions may be made when it is determined that the safety of the loan is not compromised, and the rationale for exceeding this limit is clearly documented. An appraisal report performed in conformity with the Uniform Standards of Professional Appraisers Practice by an outside licensed appraiser is required on all loans in excess of $250,000. Interest rates on commercial loans may be either fixed or tied to a predetermined index and adjusted daily.

The Bank typically obtains full personal guarantees from the primary individuals involved in the transaction. Guarantor financial statements and tax returns are reviewed annually to determine their continuing ability to perform under such guarantees. The Bank typically pursues repayment from guarantors when the primary source of repayment is not sufficient to service the debt. However, the Bank may decide not to pursue a guarantor if, given the guarantor’s financial condition, it is likely that the estimated legal fees would exceed the probable amount of any recovery. Although the Bank does not typically release guarantors from their obligation, the Bank may decide to delay the decision to pursue civil enforcement of a deficiency judgment.

At least once during each calendar year, a review is prepared for each borrower relationship in excess of $5 million and for each individual loan over $1 million. Collateral inspections are obtained on an annual basis for each loan over $1 million, and on a triennial basis for each loan between $500,000 and $1 million. Financial information, such as tax returns, is requested annually for all commercial real estate loans over $500,000, which is consistent with industry practice, and the Bank believes it has sufficient monitoring procedures in place to identify potential problem loans. A loan is deemed impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Any loans deemed impaired, regardless of their balance, are reviewed by management at the time of the impairment determination, and monitored on a quarterly basis thereafter, including calculation of specific valuation allowances, if applicable.

Installment Loans—These loans consist primarily of loans on savings accounts and consumer lines of credit that are secured by a customer’s equity in their primary residence.

Allowance for Loan Losses

The Allowance for Loan and Lease Losses (“ALLL”) recognizes the inherent risks associated with lending activities for individually identified problem assets as well as the entire homogenous and non-homogenous loan portfolios. ALLLs are established by charges to the provision for loan losses and carried as contra assets. Management analyzes the adequacy of the allowance on a quarterly basis and appropriate provisions are made to maintain the ALLLs at adequate levels. At any given time, the ALLL should be sufficient to absorb at least all estimated credit losses on outstanding balances over the next twelve months. While management uses information currently available to determine these allowances, they can fluctuate based on changes in economic conditions and changes in the information available to management. Also, regulatory agencies review the Bank’s allowances for loan loss as part of their examination, and they may require the Bank to recognize additional loss provisions, within their regulatory filings, based on the information available at the time of their examinations.

The ALLL is determined based upon two components. The first is made up of specific reserves for loans which have been deemed impaired in accordance with GAAP. The second component is made up of general reserves for loans that are not impaired. A loan becomes impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. Once a loan has been deemed impaired, the impairment must be measured by comparing the recorded investment in the loan to the present value of the estimated future cash flows discounted at the loan’s effective rate, or to the fair value of the loan based on the loan’s observable market price, or to the fair value of the collateral if the loan is collateral dependent. Prior to the quarter ended March 31, 2012, the Bank recorded a specific allowance equal to the amount of measured impairment.

In July 2011, the Office of Thrift Supervision (“OTS”) merged with and into the Office of the Comptroller of the Currency (“OCC”), and the OCC became the Bank’s primary regulator. Beginning with the quarter ended March 31, 2012, the Bank was required to file a Consolidated Report of Condition and Income (“Call Report”) instead of the previously required Thrift Financial Report (“TFR”). With the adoption of the Call Report, the Bank was required to discontinue using specific valuation allowances on loans deemed impaired. The TFR had allowed any measured impairments to be carried as specific valuation allowances, whereas the Call Report required any measured impairments that are deemed “confirmed losses” to be charged-off and netted from their respective loan balances. For impaired loans that are collateral dependent, a “confirmed loss” is generally the amount by which the loan’s recorded investment exceeds the fair value of its collateral. If a loan is considered uncollectible, the entire balance is deemed a “confirmed loss” and is fully charged-off. During the quarter ended March 31, 2012, the Bank charged-off against ALLL the aggregate “confirmed losses” that were carried as specific valuation allowances in prior periods, and netted them against their respective loan balances for reporting purposes. This change had no impact on net loans receivable as presented in the consolidated balance sheet. In addition, this change did not materially impact the analysis of ALLL, which is described in more detail in the following paragraph, as specific valuation allowances were previously considered in the determination of historical loss ratios.

Loans that are not impaired are evaluated based upon the Bank’s historical loss experience, as well as various subjective factors, to estimate potential unidentified losses within the various loan portfolios. These loans are categorized into pools based upon certain characteristics such as loan type, collateral type and repayment source. In addition to analyzing historical losses, the Bank also evaluates the following subjective factors for each loan pool to estimate future losses: changes in lending policies and procedures, changes in economic and business conditions, changes in the nature and volume of the portfolio, changes in management and other relevant staff, changes in the volume and severity of past due loans, changes in the quality of the Bank’s loan review system, changes in the value of the underlying collateral for collateral dependent loans, changes in the level of lending concentrations, and changes in other external factors such as competition and legal and regulatory requirements. Historical loss ratios are adjusted accordingly, based upon the effect that the subjective factors have in estimated future losses. These adjusted ratios are applied to the balances of the loan pools to determine the adequacy of the ALLL each quarter. For purposes of calculating historical loss ratios, specific valuation allowances established prior to March 31, 2012, are considered charge-offs during the periods in which they are established.

The Bank does not routinely obtain updated appraisals for their collateral dependent loans that are not adversely classified. However, when analyzing the adequacy of its allowance for loan losses, the Bank considers potential changes in the value of the underlying collateral for such loans as one of the subjective factors used to estimate future losses in the various loan pools.

The following table presents the balance in the allowance for loan losses for the years ended September 30, 2012, 2011 and 2010. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Balance at October 1, 2011	$6,663	12	13,201	41,863	7,682	845	70,266
Provision for loan losses	5,318	(16)	7,291	1,990	(4,600)	517	10,500
Losses charged off	(5,329)	0	(15,122)	(27,966)	(2,569)	(699)	(51,685)
Recoveries	289	4	1,716	703	0	36	2,748

Balance at September 30, 2012	$6,941	0	7,086	16,590	513	699	31,829

Balance at October 1, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316
Provision for loan losses	4,076	2	8,679	29,682	6,758	197	49,394
Losses charged off	(1,840)	0	(2,186)	(7,164)	(91)	(499)	(11,780)
Recoveries	0	0	0	327	0	9	336

Balance at September 30, 2011	$6,663	12	13,201	41,863	7,682	845	70,266

Balance at October 1, 2009	$3,680	0	8,936	6,272	1,123	688	20,699
Provision for loan losses	4,117	10	(505)	26,185	65	628	30,500
Losses charged off	(3,371)	0	(1,723)	(13,439)	(173)	(178)	(18,884)
Recoveries	1	0	0	0	0	0	1

Balance at September 30, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method at September 30, 2012. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$975	0	7	42	0	0	1,024

Collectively evaluated for impairment	$5,966	0	7,079	16,548	513	699	30,805

Acquired with deteriorated credit quality	$0	0	0	0	0	0	0

Loans:
Balance at September 30, 2012	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

Ending balance:
Loans individually evaluated for impairment	$18,440	0	24,895	42,267	0	69	85,671

Loans collectively evaluated for impairment	$310,635	163,834	294,377	47,422	17,567	7,684	841,519

Loans acquired with Deteriorated credit quality	$3,245	0	0	0	0	0	3,245

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method at September 30, 2011. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$1,498	12	4,871	28,031	4,038	640	39,090

Collectively evaluated for impairment	$5,165	0	8,330	13,832	3,644	205	31,176

Acquired with deteriorated credit quality	$0	0	0	0	0	0	0

Loans:
Balance at September 30, 2011	$330,077	115,434	405,745	162,021	80,555	9,002	1,102,834

Ending balance:
Loans individually evaluated for impairment	$11,124	12	21,653	108,355	8,714	702	150,560

Loans collectively evaluated for impairment	$316,437	115,422	384,092	53,666	71,841	8,300	949,758

Loans acquired with Deteriorated credit quality	$2,516	0	0	0	0	0	2,516

Classified Assets, Delinquencies, and Non-accrual Loans

Classified assets—In accordance with the Bank’s asset classification system, problem assets are classified with risk ratings of either “substandard,” “doubtful,” or “loss.” An asset is considered substandard if it is inadequately protected by the borrower’s ability to repay, or the value of collateral. Substandard assets include those characterized by a possibility that the institution will sustain some loss if the deficiencies are not corrected. Assets classified as doubtful have the same weaknesses of those classified as substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Assets classified as loss are considered uncollectible and of little value. Prior to the quarter ended March 31, 2012, the Bank established a specific valuation allowance for such assets. In conjunction with the adoption of the Call Report during the quarter ended March 31, 2012, such assets are charged-off against the ALLL at the time they are deemed to be a “confirmed loss.”

In addition to the risk rating categories for problem assets noted above, loans may be assigned a risk rating of “pass,” “pass-watch,” or “special mention.” The pass category includes loans with borrowers and/or collateral that is of average quality or better. Loans in this category are considered average risk and satisfactory repayment is expected. Assets classified as pass-watch are those in which the borrower has the capacity to perform according to the terms and repayment is expected. However, one or more elements of uncertainty exist. Assets classified as special mention have a potential weakness that deserves management’s close attention. If left undetected, the potential weakness may result in deterioration of repayment prospects.

Each quarter, management reviews the problem loans in its portfolio to determine whether changes to the asset classifications or allowances are needed. The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2012. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Rating:
Pass	$283,771	163,834	256,158	14,370	1,318	7,621	727,072
Pass – Watch	11,076	0	28,439	19,054	0	0	58,569
Special Mention	4,689	0	323	0	0	0	5,012
Substandard	32,011	0	34,352	56,261	16,249	132	139,005
Doubtful	773	0	0	4	0	0	777
Loss	0	0	0	0	0	0	0

Total	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2011. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Rating:
Pass	$312,206	115,422	351,132	28,668	48,822	8,237	864,487
Pass – Watch	2,325	0	12,864	16,187	0	0	31,376
Special Mention	1,268	0	10,810	353	23,020	31	35,482
Substandard	12,780	0	26,068	88,782	4,675	94	132,399
Doubtful	0	0	0	0	0	0	0
Loss	1,498	12	4,871	28,031	4,038	640	39,090

Total	$330,077	115,434	405,745	162,021	80,555	9,002	1,102,834

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2012. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
Residential	$1,727	1,439	16,430	19,596	312,724	332,320	5,183
Residential held for sale	0	0	0	0	163,834	163,834	0
Commercial real estate	217	714	6,082	7,013	312,259	319,272	0
Construction & development	567	633	5,487	6,687	83,002	89,689	1,931
Commercial	0	0	0	0	17,567	17,567	0
Installment	181	67	64	312	7,441	7,753	0

Total	$2,692	2,853	28,063	33,608	896,827	930,435	7,114

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2011. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
Residential	$3,678	1,875	10,407	15,960	314,117	330,077	0
Residential held for sale	0	1	1	2	115,432	115,434	0
Commercial real estate	4,013	0	5,671	9,684	396,061	405,745	0
Construction & development	0	259	17,056	17,315	144,706	162,021	0
Commercial	0	0	8,067	8,067	72,488	80,555	0
Installment	13	19	69	101	8,901	9,002	0

Total	$7,704	2,154	41,271	51,129	1,051,705	1,102,834	0

When a loan becomes 90 days past due, or when full payment of interest and principal is not expected, the Bank stops accruing interest and establishes a reserve for the interest accrued-to-date. In some instances, a loan may become 90 days past due if it has exceeded its maturity date but the Bank and borrower are still negotiating the terms of an extension agreement. In those instances, the Bank typically continues to accrue interest, provided the borrower has continued making interest payments after the maturity date and full payment of interest and principal is expected. The following table presents the Company’s nonaccrual loans at September 30. This table does not include purchased impaired loans or troubled debt restructurings that are performing. Dollar amounts are expressed in thousands.

	2012	2011
Residential	$23,147	10,407
Residential held for sale	0	1
Commercial real estate	20,952	5,671
Construction & development	30,606	17,056
Commercial	0	8,067
Installment	62	69

Total	$74,767	41,271

Gross interest income would have increased by $1.2 million, $2.8 million and $1.8 million for the years ended September 30, 2012, 2011 and 2010, respectively, if the nonaccrual loans had been performing.

During the quarter ended March 31, 2012, the Company’s nonaccrual loans increased $41.4 million. This increase resulted from management’s decision to move certain impaired collateral dependent loans secured by land development properties to nonaccrual, even though the majority of such loans were current and paying in accordance with their contractual terms. Due to the continued deterioration in the real estate markets, further declines in the value of collateral securing these loans are possible. In accordance with GAAP, such loans have been charged-down to the fair value of their underlying collateral, and therefore, the recorded investment in the loan is deemed fully collectable at September 30, 2012. Interest income is recognized on a cash-basis as payments are received.

As of September 30, 2012, $58.7 million (78.6%) of the loans classified as nonaccrual were current and paying as agreed.

A loan becomes impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. A restructuring of debt is considered a TDR if, because of a debtor’s financial difficulty, a creditor grants concessions that it would not otherwise consider. Loans modified in troubled debt restructurings are also considered impaired. Concessions granted in a TDR could include a reduction in interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Once a loan has been deemed impaired, the impairment must be measured by comparing the recorded investment in the loan to the present value of the estimated future cash flows discounted at the loan’s effective rate, or to the fair value of the loan based on the loan’s observable market price, or to the fair value of the collateral if the loan is collateral dependent.

During the quarter ended September 30, 2012, the Company modified one residential loan with a recorded investment of $408,000 prior to modification, which was deemed to be a TDR. This modification, which required a $64,000 principal pay-down, lowered the interest rate and reduced the amortization term. The loan was deemed collateral dependent, and the modification did not result in any measured impairment or specific allowances. In addition, the Company modified four residential loans with a total recorded investment of $1.1 million prior to modification, which were deemed to be TDRs. The modifications resulted in a reduction in the interest rate and a three year extension of the maturity date. Prior to modification, the loans were deemed impaired and collateral dependent. Therefore, they were being carried at the fair value of the underlying collateral and no additional impairment of specific valuation allowances were required. The Company also modified ten construction and land development loans with a recorded investment of $4.7 million prior to modification which had previously been deemed TDRs and continued to be TDRs following the current modification. These modifications were the result of extensions, typically for a six-month period, and did not result in a reduction in the contractual interest rate or a write-off of the principal balance. Such loans are considered collateral dependent and were being carried at the fair value of the underlying collateral prior to modification. In addition, the Company agreed to modify three commercial loans with a recorded investment of $9.6 million prior to modification, which were deemed to be TDRs. The modifications reduced the interest rate and extended the maturity date. The loans are considered collateral dependent, and the modifications resulted in a total measured impairment of $1.0 million, which was charged-off, based upon the fair value of the underlying collateral.

During the quarter ended June 30, 2012, the Company modified one residential loan with a recorded investment of $400,000 prior to modification, which was deemed to be a TDR. This modification, which was the result of a bankruptcy proceeding, resulted in a $269,000 reduction in the principal balance of the loan, a reduction in the interest rate, and an extension of the maturity date. The Company also modified eleven construction and land development loans with a recorded investment of $6.4 million prior to modification which had previously been deemed TDRs and continued to be TDRs following the current modification. These modifications were the result of extensions, typically for a six-month period, and did not result in a reduction in the contractual interest rate or a write-off of the principal balance. Such loans are considered collateral dependent and were being carried at the fair value of the underlying collateral prior to modification. The Company modified one commercial loan with a recorded investment of $2.6 million prior to modification, which had previously been deemed a TDR and continued to be classified as such following the current modification. The modification granted a six-month interest-only period so that the borrower could make repairs to the property. This loan is considered collateral dependent and was being carried at the fair value of the underlying collateral prior to modification. In addition, the Company modified one commercial loan with a recorded investment of $2.3 million prior to modification, which was deemed to be a TDR. The modification resulted in an increase in the loan balance of $198,000, which was applied to another loan owned by the Bank. In addition, the term was extended five years. There was no change in the contractual interest rate, and the modification did not result in any measured impairment or specific allowances. This loan is considered collateral dependent and was being carried at the fair value of the underlying collateral.

During the quarter ended March 31, 2012, the Company modified two residential loans with a recorded investment of $155,000 prior to modification, which were deemed to be TDRs. These modifications were the result of an extension of the maturity date and did not result in a reduction in the contractual interest rate or a write-off of the principal balance.

The Company also modified ten construction and land development loans with a recorded investment of $17.9 million prior to modification which had previously been deemed TDRs and continued to be TDRs following the current modification. These modifications were the result of extensions, typically for a six-month period, and did not result in a reduction in the contractual interest rate or a write-off of the principal balance. Such loans are considered collateral dependent and were being carried at the fair value of the underlying collateral prior to modification. In addition, the Company modified one commercial loan with a recorded investment of $3.0 million prior to modification, which was deemed to be a TDR. The modification extended the term three months and required the borrower to make a $1.5 million principal payment. There was no change in the contractual interest rate, and the modification did not result in any measured impairment or specific allowances.

During the quarter ended December 31, 2011, the Company modified five land development loans, with a recorded investment of $3.2 million prior to modification, which had previously been deemed TDRs and continued to be TDRs following the current modification. These modifications were the result of extensions, typically for a six-month period, and did not result in a reduction in the contractual interest rate or a write-off of the principal balance. Such loans are considered collateral dependent, and the modifications resulted in specific loss allowances of $418,000, based upon the fair value of the collateral.

During the fiscal year ended September 30, 2011, the Company modified three residential loans, with a recorded investment of $792,000 prior to modification, which were deemed TDRs. The modifications, which lowered the interest rates, extended the maturity dates, and forgave $25,000 of loan principal, resulted in specific loss allowances of $53,000 based upon the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement. In addition, the Company modified five commercial real estate loans during the year, with a recorded investment of $5.6 million prior to modification, which were deemed TDRs. The Bank lowered the interest rate, extended the maturity dates, and, in the case of one modification, disbursed additional funds for improvements to the property. Prior to modification one such commercial real estate loan was considered impaired and collateral dependent, and had been written down to the fair value of the collateral, less costs to sell. The remaining four commercial real estate loans were deemed impaired and collateral dependent at the time of modification. However, the fair value of the collateral, less costs to sell, was in excess of the recorded investment in the loan. Therefore, the Bank did not record a specific reserve related to these TDRs. Also during the fiscal year, the Company modified ninety-six land development loans, with a recorded investment of $98.5 million prior to modification, which were deemed TDRs. These modifications were the result of extensions, typically for a six-month period, and did not result in a reduction in the contractual interest rate or a write-off of the principal balance. Such loans are considered collateral dependent, and the modifications resulted in specific loss allowances of $24.7 million, based upon the fair value of the collateral.

TDRs secured by residential properties with a recorded investment of $4.0 million, TDRs secured by commercial properties with a recorded investment of $11.4 million, and TDRs secured by land development properties with a recorded investment of $2.6 million defaulted during the year ended September 30, 2012. TDRs secured by residential properties with a recorded investment of $395,000, TDRs secured by commercial properties with a recorded investment of $3.8 million, and TDRs secured by land development properties with a recorded investment of $8.9 million defaulted during the year ended September 30, 2011. Management considers the level of defaults within the various portfolios when evaluating qualitative adjustments used to determine the adequacy of the Allowance for Loan and Lease Losses.

The following table presents the recorded balance of troubled debt restructurings as of September 30. Dollar amounts are expressed in thousands.

	2012	2011
Troubled debt restructurings:
Residential	$6,156	3,868
Residential held for sale	0	0
Commercial real estate	17,384	6,250
Construction & development	39,844	71,687
Commercial	0	0
Installment	0	0

Total	$63,384	81,805

Performing troubled debt restructurings:
Residential	$593	848
Residential held for sale	0	0
Commercial real estate	3,812	6,250
Construction & development	11,521	65,505
Commercial	0	0
Installment	0	0

Total	$15,926	72,603

At September 30, 2012, the Bank had outstanding commitments of $235,000 to be advanced in connection with TDRs. At September 30, 2011, the Bank had outstanding commitments of $1.3 million to be advanced in connection with TDRs.

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2012. Dollar amounts are expressed in thousands.

		Unpaid		YTD Average	Interest
	Recorded	Principal	Specific	Investment in	Income
	Balance	Balance	Allowance	Impaired Loans	Recognized
Loans without a specific valuation allowance:
Residential	$16,849	19,394	0	18,252	776
Residential held for sale	0	0	0	0	0
Commercial real estate	21,574	30,652	0	24,961	1,796
Construction & development	40,633	45,873	0	46,820	2,658
Commercial	0	0	0	0	0
Installment	68	570	0	69	17

Loans with a specific valuation allowance:
Residential	$4,836	4,910	974	4,836	260
Residential held for sale	0	0	0	0	0
Commercial real estate	3,322	3,955	7	3,949	215
Construction & development	1,634	1,668	42	1,698	100
Commercial	0	0	0	0	0
Installment	0	0	0	0	0

Total:
Residential	$21,685	24,304	974	23,088	1,036
Residential held for sale	0	0	0	0	0
Commercial real estate	24,896	34,607	7	28,910	2,011
Construction & development	42,267	47,541	42	48,518	2,758
Commercial	0	0	0	0	0
Installment	68	570	0	69	17

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2011. Dollar amounts are expressed in thousands.

		Unpaid		YTD Average	Interest
	Recorded	Principal	Specific	Investment in	Income
	Balance	Balance	Allowance	Impaired Loans	Recognized
Loans without a specific valuation allowance:
Residential	$5,035	5,088	0	5,006	181
Residential held for sale	0	0	0	0	0
Commercial real estate	5,703	5,732	0	5,816	445
Construction & development	31,072	31,074	0	29,786	1,520
Commercial	0	0	0	0	0
Installment	0	0	0	0	0

Loans with a specific valuation allowance:
Residential	$4,591	6,188	1,498	5,299	198
Residential held for sale	0	12	12	11	0
Commercial real estate	11,079	15,985	4,871	13,525	663
Construction & development	49,252	77,322	28,031	58,272	3,413
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Total:
Residential	$9,626	11,276	1,498	10,305	379
Residential held for sale	0	12	12	11	0
Commercial real estate	16,782	21,717	4,871	19,341	1,108
Construction & development	80,324	108,396	28,031	88,058	4,933
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Although the Bank has a diversified loan portfolio, a substantial portion is secured by real estate. The following table presents information as of September 30 about the location of real estate that secures loans in the Bank’s mortgage loan portfolio. The line item “Other” includes total investments in other states of less than $10 million each. Dollar amounts are expressed in thousands.

	2012
	Residential			Construction
	1-4	5 or more	Commercial	and
State	family	family	real estate	development	Total
Missouri	$132,459	17,319	41,306	56,437	247,521
Kansas	41,320	457	15,278	46,573	103,628
Texas	21,519	5,583	41,555	0	68,657
Colorado	5,035	1,595	37,510	0	44,140
California	20,719	0	7,784	0	28,503
Florida	14,459	0	7,313	1,751	23,523
Illinois	5,069	0	11,956	3,180	20,205
Georgia	4,226	847	12,742	0	17,815
Arizona	10,242	0	4,377	2,777	17,396
North Carolina	6,967	0	9,965	0	16,932
Ohio	2,865	0	13,749	0	16,614
Indiana	2,001	0	14,397	0	16,398
Washington	5,463	0	9,007	0	14,470
Other	62,916	4,348	64,471	0	131,735

	$335,260	30,149	291,410	110,718	767,537

	2011
	Residential			Construction
	1-4	5 or more	Commercial	and
State	Family	family	real estate	development	Total
Missouri	$135,518	35,918	47,953	70,646	290,035
Kansas	40,808	5,842	34,356	102,316	183,322
Texas	19,004	6,399	46,876	0	72,279
Colorado	5,452	1,686	40,717	0	47,855
California	19,122	0	7,017	0	26,139
Arizona	9,905	478	11,367	3,896	25,646
Oklahoma	2,880	3,862	18,604	0	25,346
Florida	14,212	872	7,470	2,482	25,036
Illinois	6,504	192	11,217	2,098	20,011
North Carolina	7,698	0	11,611	0	19,309
Ohio	3,159	0	13,691	0	16,850
Indiana	2,069	0	13,847	0	15,916
Washington	5,796	0	9,504	0	15,300
Other	67,508	4,582	69,703	225	142,018

	$339,635	59,831	343,933	181,663	925,062

The Bank issues various representations and warranties and standard recourse provisions associated with the sale of loans to outside investors, which may require the Bank to repurchase a loan that defaults or has identified defects, or to indemnify the investor in the event of a material breach of contractual representations and warranties. Such provisions related to early payoff and early payment default typically expire 90 to 180 days after purchase. Repurchase obligations related to fraud or misrepresentation remain outstanding during the life of the loan. During the fiscal years ended September 30, 2012, 2011 and 2010, the Bank established reserves related to various representations and warranties that reflect management’s estimate of losses based on various factors. Such factors include estimated level of defects, historical repurchase demand, success rate in avoiding claims, and projected loss severity. Reserves are established at the time loans are sold, and updated during their estimated life. During the last seven fiscal years, the Bank sold loans with recourse totaling $9.5 billion, of which $5.7 billion and $4.7 billion remain outstanding at September 30, 2012 and 2011, respectively. It is management’s estimate that the total recourse liability associated with such loans was $5.3 million and $3.5 million at September 30, 2012 and 2011, respectively. The reserve for such losses is included in “Accrued expenses and other liabilities” in the Bank’s consolidated financial statements.

During the fiscal years ended September 30, 2012, 2011 and 2010, the Bank experienced increased losses resulting from investor charges for loans with defects, repurchased loans, and early prepayment and early default penalties. This trend accelerated during the last half of the fiscal 2009 and has continued through fiscal 2012. The Company repurchased or incurred losses on loans with balances of $9.9 million, $11.6 million, and $6.1 million during fiscal year 2012, 2011 and 2010, respectively. Total losses incurred on these loans were $290,000, $1.4 million and $754,000 during fiscal year 2012, 2011 and 2010, respectively. Repurchased loans are recorded at fair value and evaluated for impairment in accordance with GAAP.

The following table presents the activity in the reserve related to representations and warranties for the year ended September 30. Dollar amounts are expressed in thousands.

	2012	2011	2010
Balance at beginning of year	$3,535	2,157	1,063
Additions to reserve	2,022	2,754	1,848
Losses and penalties incurred	(290)	(1,376)	(754)

Balance at end of year	$5,267	3,535	2,157

The increase in repurchase loans and settlement losses related primarily to weak economic conditions, as investors made increased demands associated with the higher level of loans in default. The Bank has had some success in avoiding claims. During fiscal 2012, the Bank successfully cleared twenty-nine out of seventy-one, or forty-one percent, of the repurchase requests that it received. During fiscal 2011, the Bank successfully cleared eighteen out of sixty, or thirty percent, of the repurchase and make whole requests that it received. This success rate is one indicator of future losses, but it is affected by various factors such as the type of claim and the investor making the claim. To the extent that economic conditions, particularly the housing market, do not recover, it is management’s opinion that the Bank will continue to have increased loss severity on repurchased loans, resulting in further additions to the reserve. However, the Bank began to tighten underwriting standards in mid 2008, so it expects a lower level of repurchase requests for loans originated thereafter. At September 30, 2012, the Bank was in the process of negotiating a global settlement with one investor, which would release the Bank from further liability for all known and unknown claims, subject to certain exceptions for fraud committed by Bank employees. Management believes that the current reserve is adequate to cover the expected settlement amount.

Foreclosed Assets Held for Sale	12 Months Ended
Sep. 30, 2012
Foreclosed Assets Held for Sale [Abstract]
FORECLOSED ASSETS HELD FOR SALE

(7) FORECLOSED ASSETS HELD FOR SALE

The following table presents real estate owned and other repossessed property as of September 30. Dollar amounts are expressed in thousands.

	2012	2011
Real estate acquired through (or by deed in lieu of) foreclosure	$17,040	27,232
Less: allowance for losses	0	(10,295)

Total	$17,040	16,937

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. When foreclosed assets are acquired, any excess of the loan balance over the new basis of the foreclosed asset is charged to the allowance for loan losses. Subsequent adjustments for estimated losses are charged to operations when the fair value declines to an amount less than the carrying value. Costs and expenses related to major additions and improvements are capitalized, while maintenance and repairs that do not improve or extend the lives of the respective assets are expensed. Applicable gains and losses on the sale of real estate owned are realized when the asset is disposed of, depending on the adequacy of the down payment and other requirements.

With the adoption of the Call Report during the quarter ended March 31, 2012, the Bank was required to begin following regulatory guidance related to the Call Report requirements. One such requirement resulted in a change in the treatment of specific loss reserves for foreclosed assets held for sale. Previous Thrift Financial Report guidance allowed banks to reduce an asset’s carrying value through a specific allowance when the fair value declined to an amount less than its carrying value. Call Report guidance requires that the carrying value of foreclosed assets held for sale be written down to fair value through a charge to earnings. During the quarter ended March 31, 2012, the Bank charged-off the previously established specific allowances on such assets of $9.4 million. This change had no impact on net foreclosed assets held for sale as presented in the consolidated balance sheet.

The allowance for losses on real estate owned includes the following activity for the years ended September 30. Dollar amounts are expressed in thousands.

	2012	2011	2010
Balance at beginning of year	$10,295	2,327	0
Provision for loss	4,265	11,383	2,649
Charge-offs	(14,715)	(3,982)	(1,060)
Recoveries	155	567	738

Balance at end of year	$0	10,295	2,327

In addition to the provision for loss noted above, the Company incurred net expenses of $1.7 million, $1.9 million, and $2.0 million related to foreclosed assets held for sale during the fiscal years ended September 30, 2012, 2011 and 2010, respectively.

Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

(8) PREMISES AND EQUIPMENT

The following table summarizes premises and equipment as of September 30. Dollar amounts are expressed in thousands.

	2012	2011
Land	$4,308	4,308
Buildings and improvements	12,954	12,726
Furniture, fixtures and equipment	15,456	13,127

	32,718	30,161
Accumulated depreciation	(17,446)	(15,727)

Total	$15,272	14,434

Certain facilities of the Bank are leased under various operating leases. Amounts paid for rent expense for the fiscal years ended September 30, 2012, 2011, and 2010, were approximately $866,000, $704,000, and $552,000, respectively.

Future minimum rental commitments under noncancelable leases are presented in the following table. Dollar amounts are expressed in thousands.

Fiscal year ended September 30,	Amount
2013	$823
2014	802
2015	793
2016	723
2017	723
Thereafter	121

Investment in LLCs	12 Months Ended
Sep. 30, 2012
Investment in LLCs [Abstract]
INVESTMENT IN LLCs

(9) INVESTMENT IN LLCs

The Company is a partner in two limited liability companies, Central Platte Holdings LLC (“Central Platte”) and NBH, LLC (“NBH”), which were formed for the purpose of purchasing and developing vacant land in Platte County, Missouri. These investments are accounted for using the equity method of accounting.

The Company’s investment in Central Platte consists of a 50% ownership interest in an entity that develops land for residential real estate sales. Sales of lots have not met previous expectations and, as a result, the Company evaluated its investment for impairment, in accordance with ASC 323-10-35-32, which provides guidance related to a loss in value of an equity method investment. The Company utilizes a multi-faceted approach to measure the potential impairment. The internal model utilizes the following valuation methods: 1) liquidation or appraised values determined by an independent third party appraisal; 2) an on-going business, or discounted cash flows method wherein the cash flows are derived from the sale of fully-developed lots, the development and sale of partially-developed lots, the operation of the homeowner’s association, and the value of raw land obtained from an independent third party appraiser; and 3) another on-going business method, which utilizes the same inputs as method 2, but presumes that cash flows will first be generated from the sale of raw ground and then from the sale of fully-developed and partially-developed lots and the operation of the homeowner’s association. The internal model also includes an on-going business method wherein the cash flows are derived from the sale of fully-developed lots, the development and sale of partially-developed lots, the operation of the homeowner’s association, and the development and sale of lots from the property that is currently raw land. However, management does not feel the results from this method provide a reliable indication of value because the time to “build-out” the development exceeds 18 years. Because of this unreliability the results from this method are given a zero weighting in the final impairment analysis. The significant inputs include raw land values, absorption rates of lot sales, and a market discount rate. Management believes this multi-faceted approach is reasonable given the highly subjective nature of the assumptions and the differences in valuation techniques that are utilized within each approach (e.g., order of distribution of assets upon potential liquidation). It is management’s opinion that no one valuation method within the model is preferable to the other and that no one method is more likely to occur than the other. Therefore, the final estimate of value is determined by assigning an equal weight to the values derived from each of the first three methods described above.

As a result of this analysis, the Company determined that its investment in Central Platte was materially impaired and recorded an impairment charge of $2.0 million ($1.2 million, net of tax) during the year ended September 30, 2010. During the quarter ended March 31, 2012, list prices of fully-developed lots in Central Platte’s residential development were reduced. The Company incorporated these lower prices into its internal valuation model, which resulted in an additional impairment charge of $200,000 during the quarter ended March 31, 2012. No other events have occurred during fiscal 2012 that would indicate any additional impairment of the Company’s investment in Central Platte.

The following table displays the results derived from the Company’s internal valuation model at September 30, 2012, and the carrying value of its investment in Central Platte at September 30, 2012. Dollar amounts are expressed in thousands.

Method 1	$14,955
Method 2	15,510
Method 3	17,655

Average of methods 1, 2, and 3	$16,040

Carrying value of investment in Central Platte Holdings, LLC	$15,858

The Company’s investment in NBH consists of a 50% ownership interest in an entity that holds raw land, which is currently zoned as agricultural. The general managers intend to rezone this property for commercial and/or residential development. The raw land was purchased in 2002. The Company accounts for its investment in NBH under the equity method. Due to the overall economic conditions surrounding real estate, the Company evaluated its investment for impairment in accordance with ASC 323-10-35-32, which provides guidance related to a loss in value of an equity method investment. Potential impairment was measured based on liquidation or appraised values determined by an independent third party appraisal. As a result of this analysis, the Company determined that its investment in NBH was materially impaired and recorded an impairment charge of $1.1 million ($693,000, net of tax) during the year ended September 30, 2010. The results of this analysis as of September 30, 2012, did not indicate any additional impairment of the Company’s investment in NBH. The carrying value of the Company’s investment in NBH was $1.4 million at September 30, 2012.

Customer and Brokered Deposit Accounts	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

(10) CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

Customer and brokered deposit accounts as of September 30 are illustrated in the following table. Dollar amounts are expressed in thousands.

	2012		2011
	Amount	%	Amount	%
Demand deposit accounts	$91,190	10	95,071	12
Savings accounts	126,174	14	137,174	17
Money market demand accounts	78,407	9	33,214	4
Certificate accounts	575,175	65	519,222	64
Brokered accounts	21,367	2	24,994	3

	$892,313	100	809,675	100

Weighted average interest rate	0.82%		1.27%

The aggregate amount of certificate accounts in excess of $100,000 was approximately $213.2 million and $147.9 million as of September 30, 2012 and 2011, respectively.

At September 30, 2012, the Bank had certificate accounts in the amount of $36.5 million which were acquired through a deposit listing service.

The following table presents contractual maturities of certificate accounts as of September 30, 2012. Dollar amounts are expressed in thousands.

	Maturing during the fiscal year ended September 30,
	2013	2014	2015	2016	2017	2018 and after	Total
Certificate accounts	$483,734	54,475	22,171	6,388	6,389	2,018	575,175
Brokered accounts	21,367	0	0	0	0	0	21,367

Total	$505,101	54,475	22,171	6,388	6,389	2,018	596,542

The following table presents interest expense on customer deposit accounts for the years ended September 30. Dollar amounts are expressed in thousands.

	2012	2011	2010
Savings accounts	$658	746	690
Money market demand and demand deposit accounts	525	291	320
Certificate and brokered accounts	7,968	14,184	16,466

	$9,151	15,221	17,476

Advances From Federal Home Loan Bank	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK

(11) ADVANCES FROM FEDERAL HOME LOAN BANK

Advances from the FHLB are secured by all stock held in the FHLB, mortgage-backed securities and first mortgage loans with aggregate unpaid principal balances equal to approximately 150% of outstanding advances not secured by FHLB stock. The following table provides a summary of advances by year of maturity as of September 30. Dollar amounts are expressed in thousands.

	2012		2011
		Weighted		Weighted
		average		average
Year ending September 30,	Amount	rate	Amount	rate
2012	$0	0%	$147,000	0.57%
2013	27,000	1.45%	25,000	1.54%
2014	0	0%	0	0%
2015	50,000	1.83%	50,000	1.83%
2016	25,000	1.57%	25,000	1.57%
2017	25,000	1.53%	0	0%

	$127,000	1.64%	$247,000	1.03%

The Bank’s advances have a fixed interest rate and require monthly interest payments, with a single principal payment due at maturity. At September 30, 2012 and 2011, the Bank had no advances that were callable at the option of the Federal Home Loan Bank.

Subordinated Debentures	12 Months Ended
Sep. 30, 2012
Subordinated Debentures [Abstract]
SUBORDINATED DEBENTURES

(12) SUBORDINATED DEBENTURES

On December 13, 2006, the Company, through its wholly owned statutory trust, NASB Preferred Trust I (the “Trust”), issued $25 million of pooled Trust Preferred Securities. The Trust used the proceeds from the offering to purchase a like amount of the Company’s subordinated debentures. The debentures, which have a variable rate of 1.65% over the 3-month LIBOR and a 30-year term, are the sole assets of the Trust. In exchange for the capital contributions made to the Trust by the Company upon formation, the Company owns all the common securities of the Trust.

In accordance with Financial Accounting Standards Board ASC 810-10, the Trust qualifies as a special purpose entity that is not required to be consolidated in the financial statements of the Company. The $25.0 million Trust Preferred Securities issued by the Trust will remain on the records of the Trust. The Trust Preferred Securities are included in Tier I capital for regulatory capital purposes.

The Trust Preferred Securities have a variable interest rate of 1.65% over the 3-month LIBOR, and are mandatorily redeemable upon the 30-year term of the debentures, or upon earlier redemption as provided in the Indenture. The debentures are callable, in whole or in part, after five years of the issuance date. The Company did not incur a placement or annual trustee fee related to the issuance. The securities are subordinate to all other debt of the Company and interest may be deferred up to five years.

On July 11, 2012, the Company notified security holders that it was exercising its right to defer the payment of interest on its Trust Preferred Securities for a period of up to five years.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
INCOME TAXES

(13) INCOME TAXES

The differences between the effective income tax rates and the statutory federal corporate tax rate for the years ended September 30 are as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.1	3.0	3.2
Other, net	0.4	0.5	(6.5)

	38.5%	38.5%	31.7%

Deferred income tax expense (benefit) results from temporary differences in the recognition of income and expense for tax purposes and financial statement purposes. The following table lists these temporary differences and their related tax effect for the years ended September 30. Dollar amounts are expressed in thousands.

	2012	2011	2010
Deferred loan fees and costs	$(28)	3	(11)
Accrued interest receivable	410	(522)	21
Tax depreciation vs. book depreciation	97	132	124
Basis difference on investments	(5)	2	(10)
Loan loss reserves	(237)	(1,661)	(6,332)
Mark-to-market adjustment	935	149	460
Mortgage servicing rights	0	(64)	(21)
Impairment loss on investment in LLCs	(74)	0	(1,207)
Accrued expenses	(845)	(1,732)	(135)
Other	(114)	(40)	(62)

	$139	(3,733)	(7,173)

The tax effect of significant temporary differences representing deferred tax assets and liabilities are presented in the following table. Dollar amounts are expressed in thousands.

	2012	2011
Deferred income tax assets:
Loan loss reserves	$16,220	15,983
Accrued interest receivable	552	962
Accrued expenses	2,878	2,033
Unrealized loss on securities available for sale	0	464
Impairment loss on LLCs	1,281	1,207

	20,931	20,649

Deferred income tax liabilities:
Basis difference on investments	(7)	(12)
Deferred loan fees and costs	(394)	(422)
Unrealized gain on securities available for sale	(1,420)	0
Mark-to-market adjustment	(1,569)	(634)
Book depreciation in excess of tax depreciation	(193)	(96)
Other	(149)	(264)

	(3,732)	(1,428)

Net deferred tax asset	$17,199	19,221

The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits within income tax expense in the consolidated statements of income.

The Company’s federal and state income tax returns for fiscal years 2009 through 2011 remain subject to examination by the Internal Revenue Service and various state jurisdictions, based on the statute of limitations.

Stockholder's Equity	12 Months Ended
Sep. 30, 2012
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

(14) STOCKHOLDERS’ EQUITY

The Company did not pay any cash dividends to its stockholders during the years ended September 30, 2012 and 2011. In accordance with the April 2010 supervisory agreement, which is described more fully in Footnote 25, the Company is restricted from the payment of dividends or other capital distributions during the period of the agreement without prior written consent from its primary regulator.

During fiscal 2010, the Company paid quarterly cash dividends on common stock of $0.225 per share on November 27, 2009, and February 26, 2010.

During fiscal 2012, 2011 and 2010, the Company did not repurchase any shares of its own stock.

Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
REGULATORY CAPITAL REQUIREMENTS

(15) REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements as administered by Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by the regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below). The Bank’s primary regulatory agency requires that the Bank maintain minimum ratios of tangible capital (as defined in the regulations) of 1.5%, core capital (as defined) of 4%, and total risk-based capital (as defined) of 8%. The Bank is also subject to prompt corrective action capital requirement regulations set forth by the FDIC. The FDIC requires the Bank to maintain a minimum of Tier 1, total and core capital (as defined) to risk-weighted assets (as defined), and of core capital (as defined) to adjusted tangible assets (as defined). Management believes that, as of September 30, 2012, the Bank meets all capital adequacy requirements, to which it is subject.

On May 22, 2012, the Board of Directors of the Bank agreed to a Consent Order with the OCC, which is described more fully in Footnote 25, Regulatory Agreements. Among other items, the Consent Order requires that the Bank maintain a Tier 1 leverage capital ratio equal to or greater than 10% and a risk-based capital ratio equal to or greater than 13%. As of September 30, 2012, the Bank’s actual Tier 1 leverage capital and total risk-based capital ratios were 14.1% and 18.2%, respectively. The existence of individual minimum capital requirements means that the Bank may not be deemed well capitalized.

The following tables summarize the relationship between the Bank’s capital and regulatory requirements. Dollar amounts are expressed in thousands.

	September 30,
	2012	2011
GAAP capital (Bank only)	$175,352	153,502
Adjustment for regulatory capital:
Intangible assets	(2,371)	(2,471)
Reverse the effect of SFAS No. 115	(2,269)	741

Tangible capital	170,712	151,772
Qualifying intangible assets	0	0

Tier 1 capital (core capital)	170,712	151,772
Qualifying valuation allowance	12,814	13,768

Risk-based capital	$183,526	165,540

	As of September 30, 2012
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	183,526	18.2%	80,565	>8%	100,707	>10%
Tier 1 capital to adjusted tangible assets	170,712	14.1%	48,581	>4%	60,726	>5%
Tangible capital to tangible assets	170,712	14.1%	18,218	>1.5%	—	—
Tier 1 capital to risk-weighted assets	170,712	17.0%	—	—	60,424	>6%

	As of September 30, 2011
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	165,540	15.3%	86,721	>8%	108,402	>10%
Tier 1 capital to adjusted tangible assets	151,772	12.3%	49,253	>4%	61,567	>5%
Tangible capital to tangible assets	151,772	12.3%	18,470	>1.5%	—	—
Tier 1 capital to risk-weighted assets	151,772	14.0%	—	—	65,041	>6%

Employees' Retirement Plan	12 Months Ended
Sep. 30, 2012
Employee's Retirement Plan [Abstract]
EMPLOYEES' RETIREMENT PLAN

(16) EMPLOYEES’ RETIREMENT PLAN

Substantially all of the Bank’s full-time employees participate in a 401(k) retirement plan (the “Plan”). The Plan is administered by Standard Insurance Company, through which employees can choose from a variety of retail mutual funds to invest their fund contributions. Under the terms of the Plan, the Bank makes monthly contributions for the benefit of each participant in an amount that matches one-half of the participant’s contribution, not to exceed 3% of the participants’ monthly base salary. All contributions made by participants are immediately vested and cannot be forfeited. Contributions made by the Bank, and related earnings thereon, become vested to the participants according to length of service requirements as specified in the Plan. Any forfeited portions of the contributions made by the Bank and the allocated earnings thereon are used to reduce future contribution requirements of the Bank. The Plan may be modified, amended or terminated at the discretion of the Bank.

The Bank’s contributions to the Plan amounted to $645,000, $523,000, and $583,000 for the years ended September 30, 2012, 2011, and 2010, respectively. These amounts have been included as compensation and fringe benefits expense in the accompanying consolidated statements of operations.

Stock Option Plan	12 Months Ended
Sep. 30, 2012
Stock Option Plan [Abstract]
STOCK OPTION PLAN

(17) STOCK OPTION PLAN

On January 27, 2004, the Company’s stockholders approved an equity stock option plan through which options to purchase up to 250,000 shares of common stock may be granted to officers and employees of the Company. Options may be granted over a period of ten years. The option price may not be less than 100% of the fair market value of the shares on the date of the grant.

The following table summarizes Option Plan activity during fiscal years 2012, 2011, and 2010.

	Number of shares	Weighted avg. exercise price per share	Range of exercise price per share
Options outstanding at October 1, 2009	62,038	$36.56	$30.33-42.53
Forfeited	(12,500)	42.17	42.17

Options outstanding at September 30, 2010	49,538	35.15	30.33-42.53
Forfeited	0	0	0

Options outstanding at September 30, 2011	49,538	35.15	30.33-42.53
Forfeited	(2,000)	37.54	32.91-42.17

Options outstanding at September 30, 2012	47,538	$35.05	$30.33-42.53

The weighted average remaining contractual life of options outstanding at September 30, 2012, 2011, and 2010, were 3.8 years, 4.8 years and 5.8 years, respectively.

The following table provides information regarding the expiration dates of the stock options outstanding at September 30, 2012.

	Number of shares	Weighted average exercise price
Expiring on:
July 27, 2014	3,000	$35.50
November 30, 2014	500	39.79
August 1, 2015	9,000	42.17
August 4, 2015	500	42.53
July 21, 2016	14,500	32.91
November 29, 2016	6,000	39.33
July 24, 2017	14,038	30.33

	47,538	$35.05

All of the options outstanding at September 30, 2012, are currently exercisable in accordance with the vesting schedules outlined in each stock option agreement.

The following table illustrates the range of exercise prices and the weighted average remaining contractual lives for options outstanding under the Option Plan as of September 30, 2012.

	Options Outstanding			Options Exercisable
Range of exercise prices	Number	Weighted avg. remaining contractual life	Weighted avg. exercise price	Number	Weighted avg. exercise price
$ 35.50	3,000	1.8 years	$35.50	3,000	$35.50
39.79	500	2.2 years	39.79	500	39.79
42.17-42.53	9,500	2.8 years	42.18	9,500	42.18
32.91	14,500	3.8 years	32.91	14,500	32.91
39.33	6,000	4.2 years	39.33	6,000	39.33
30.33	14,038	4.8 years	30.33	14,038	30.33

	47,538			47,538

Segment Information	12 Months Ended
Sep. 30, 2012
Segment Information [Abstract]
SEGMENT INFORMATION

(18) SEGMENT INFORMATION

The Company has identified two principal operating segments for purposes of financial reporting: Banking and Mortgage Banking. These segments were determined based on the Company’s internal financial accounting and reporting processes and are consistent with the information that is used to make operating decisions and to assess the Company’s performance by the Company’s key decision makers.

The Mortgage Banking segment originates mortgage loans for sale to investors and for the portfolio of the Banking segment. The Banking segment provides a full range of banking services through the Bank’s branch network, exclusive of mortgage loan originations. A portion of the income presented in the Mortgage Banking segment is derived from sales of loans to the Banking segment based on a transfer pricing methodology that is designed to approximate economic reality. The Other and Eliminations segment includes financial information from the parent company plus inter-segment eliminations.

The following table presents financial information from the Company’s operating segments for the years ended September 30, 2012, 2011, and 2009. Dollar amounts are expressed in thousands.

		Mortgage	Other and
Year ended September 30, 2012	Banking	Banking	Eliminations	Consolidated
Net interest income	$50,015	0	(536)	49,479
Provision for loan losses	10,500	0	0	10,500
Other income	(419)	55,631	(1,917)	53,295
General and administrative expenses	26,114	37,445	(732)	62,827
Income tax expense (benefit)	4,998	7,002	(663)	11,337

Net income (loss)	$7,984	11,184	(1,058)	18,110

Total assets	$1,218,998	1,623	20,205	1,240,826

		Mortgage	Other and
Year ended September 30, 2011	Banking	Banking	Eliminations	Consolidated
Net interest income	$52,634	0	(468)	52,166
Provision for loan losses	49,326	0	68	49,394
Other income	(8,878)	34,736	(1,384)	24,474
General and administrative expenses	23,263	31,124	(689)	53,698
Income tax expense (benefit)	(11,101)	1,391	(474)	(10,184)

Net income (loss)	$(17,732)	2,221	(757)	(16,268)

Total assets	$1,231,109	1,496	20,979	1,253,584

		Mortgage	Other and
Year ended September 30, 2010	Banking	Banking	Eliminations	Consolidated
Net interest income	$54,310	0	(462)	53,848
Provision for loan losses	30,500	0	0	30,500
Other income	5,532	42,444	(4,396)	43,580
General and administrative expenses	24,345	33,838	(516)	57,667
Income tax expense (benefit)	1,349	3,313	(1,724)	2,938

Net income (loss)	$3,648	5,293	(2,618)	6,323

Total assets	$1,413,199	1,192	19,805	1,434,196

Commitments and Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies/Legal Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

(19) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Bank has entered into financial agreements with off-balance-sheet risk to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees. Those instruments involve, to varying degrees, elements of credit risk, interest rate risk, and liquidity risk, which may exceed the amount recognized in the consolidated financial statements. The contract amounts or notional amounts of those instruments express the extent of involvement the Bank has in particular classes of financial instruments.

With regard to financial instruments for commitments to extend credit, standby letters of credit, and financial guarantees, the Bank’s exposure to credit loss because of non-performance by another party is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

As of September 30, 2012, the Bank had outstanding commitments to originate $361.5 million of fixed rate residential first mortgage loans and $47.1 million of adjustable rate residential first mortgage loans. Such residential mortgage loan commitments have an approximate average committed rate of 3.4% and approximate average fees and discounts of 0.1%. The interest rate commitments on residential loans generally expire 60 days after the commitment date. As of September 30, 2012, the Bank had outstanding commitments related to stand-by letters of credit of $794,000.

As of September 30, 2011, the Bank had outstanding commitments to originate $7.5 million in commercial real estate loans, $222.5 million of fixed rate residential first mortgage loans and $11.8 million of adjustable rate residential first mortgage loans. Commercial real estate loan commitments have approximate average committed rates of 5.6%. Residential mortgage loan commitments have an approximate average committed rate of 3.9% and approximate average fees and discounts of 0.1%. The interest rate commitments on residential loans generally expire 60 days after the commitment date. Interest rate commitments on commercial real estate loans have varying terms to expiration. As of September 30, 2011, the Bank had outstanding commitments related to stand-by letters of credit of $1.0 million.

At September 30, 2012 and 2011, the Bank had commitments to sell loans of approximately $405.2 million and $231.3 million, respectively. These instruments contain an element of risk in the event that other parties are unable to meet the terms of such agreements. In such event, the Bank’s loans receivable held for sale would be exposed to market fluctuations. Management does not expect any other party to default on its obligations and, therefore, does not expect to incur any costs due to such possible default.

Legal Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies/Legal Contingencies [Abstract]
LEGAL CONTINGENCIES

(20) LEGAL CONTINGENCIES

Various legal claims arise from time to time within the normal course of business which, in the opinion of management, are not expected to have a material effect on the Company’s consolidated financial statements.

Significant Estimates and Concentrations	12 Months Ended
Sep. 30, 2012
Significant Estimates and Concentrations [Abstract]
SIGNIFICANT ESTIMATES AND CONCENTRATIONS

(21) SIGNIFICANT ESTIMATES AND CONCENTRATIONS

The current protracted economic decline continues to present financial institutions with unprecedented circumstances and challenges which in some cases have resulted in large declines in the fair values of investments and other assets, constraints on liquidity and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans. The financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

The Company’s construction and development loan portfolio includes loans that are in excess of supervisory loan-to-value limits. As of September 30, 2012 and 2011, 14.0% and 25.0% of this portfolio was made up of such loans, respectively.

Fair Value Option	12 Months Ended
Sep. 30, 2012
Fair Value Option/Fair Value Measurements [Abstract]
FAIR VALUE OPTION

(22) FAIR VALUE OPTION

On October 1, 2008, the Company elected to measure loans held for sale at fair value. This portfolio is made up entirely of mortgage loans held for immediate sale with servicing released. Such loans are sold prior to origination at a contracted price to outside investors on a best-efforts basis (i.e., the loan becomes mandatorily deliverable to the investor only when, and if, it closes) and remain on the Company’s balance sheet for a very short period of time, typically less than one month. It is management’s opinion, given the short-term nature of these loans, that fair value provides a reasonable measure of the economic value of these assets. In addition, carrying such loans at fair value eliminates some measure of volatility created by the timing of sales proceeds from outside investors, which typically occur in the month following origination.

The difference between the aggregate fair value and the aggregate unpaid principal balance of these loans was $3.8 million and $2.5 million at September 30, 2012 and 2011, respectively. Interest income on loans held for sale is included in interest on loans receivable in the accompanying statements of income.

Derivative Instruments	12 Months Ended
Sep. 30, 2012
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS

(23) DERIVATIVE INSTRUMENTS

The Company has commitments outstanding to extend credit that have not closed prior to the end of the period. As the Company enters into commitments to originate loans, it also enters into commitments to sell the loans in the secondary market on a “best-efforts” basis. Such commitments to originate loans held for sale are considered derivative instruments in accordance with GAAP, which requires the Company to recognize all derivative instruments in the balance sheet and to measure those instruments at fair value. As a result of marking to market commitments to originate loans, the Company recorded an increase in other assets of $1.3 million, a decrease in other liabilities of $382,000, and an increase in other income of $1.7 million for the year ended September 30, 2012. The Company recorded a decrease in other assets of $923,000, an increase in other liabilities of $263,000, and a decrease in other income of $1.2 million for the year ended September 30, 2011.

Additionally, the Company has commitments to sell loans that have closed prior to the end of the period. Due to the mark to market adjustment on commitments to sell loans held for sale, the Company recorded an increase in other assets of $571,000, a decrease in other liabilities of $162,000, and an increase in other income of $733,000 during the year ended September 30, 2012. The Company recorded an increase in other assets of $720,000, a decrease in other liabilities of $848,000, and an increase in other income of $1.6 million during the year ended September 30, 2011.

The balance of derivative instruments related to commitments to originate and sell loans at September 30, 2012 and 2011, is disclosed in Footnote 24, Fair Value Measurements.

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Option/Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

(24) FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would likely be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. GAAP identifies three primary measurement techniques: the market approach, the income approach, and the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuations or techniques to convert future amounts, such as cash flows or earnings, to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capability of an asset.

GAAP establishes a fair value hierarchy and prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to observable inputs such as quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The maximization of observable inputs and the minimization of the use of unobservable inputs are required. Classification within the fair value hierarchy is based upon the objectivity of the inputs that are significant to the valuation of an asset or liability as of the measurement date. The three levels within the fair value hierarchy are characterized as follows:

• Level 1 – Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

• Level 2 – Inputs other than quoted prices included with Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

• Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity for the asset or liability at the measurement date. Unobservable inputs reflect the Company’s own assumptions about what market participants would use to price the asset or liability. These inputs may include internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The Company measures certain financial assets and liabilities at fair value in accordance with GAAP. These measurements involve various valuation techniques and assume that the transactions would occur between market participants in the most advantageous market for the Company.

The following is a summary of valuation techniques utilized by the Company for its significant financial assets and liabilities measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Available for sale securities

Securities available for sale consist of corporate debt, trust preferred, U. S. government sponsored agency, and municipal securities. Such securities are valued using market prices in an active market, if available. This measurement is classified as Level 1 within the hierarchy. Less frequently traded securities are valued using industry standard models which utilize various assumptions such as historical prices of the same or similar securities, and observation of market prices of securities of the same issuer, market prices of same-sector issuers, and fixed income indexes. Substantially all of these assumptions are observable in the marketplace or can be derived from observable data. These measurements are classified as Level 2 within the hierarchy.

At September 30, 2011, mortgage-backed securities available for sale, which consist of agency pass-through and participation certificates issued by GNMA, FNMA, and FHLMC, were valued by using broker dealer quotes for similar assets in markets that are not active. Although the Company did not validate these quotes, they were reviewed by management for reasonableness in relation to current market conditions. Additionally, they were obtained from experienced brokers who had an established relationship with the Bank and deal regularly with these types of securities. The Company did not make any adjustment to the quotes received from broker dealers. These measurements are classified as Level 2. At September 30, 2012, mortgage-backed securities available for sale were valued by using industry standard models which utilize various inputs and assumptions such as historical prices of benchmark securities, prepayment estimates, loan type, and year of origination. Substantially all of these assumptions are observable in the marketplace or can be derived from observable data. These measurements are classified as Level 2 within the hierarchy.

Loans held for sale

Loans held for sale are valued using quoted market prices for loans with similar characteristics. This measurement is classified as Level 2 within the hierarchy.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active market with readily observable market prices. Therefore, fair value is assessed using a valuation model that calculates the discounted cash flow using assumptions such as estimates of prepayment speeds, market discount rates, servicing fee income, and cost of servicing. These measurements are classified as Level 3. Mortgage servicing rights are initially recorded at amortized cost and are amortized over the period of net servicing income. They are evaluated for impairment monthly, and valuation adjustments are recorded as necessary to reduce the carrying value to fair value.

Commitments to Originate Loans and Forward Sales Commitments

Commitments to originate loans and forward sales commitments are valued using a valuation model which considers differences between current market interest rates and committed rates. The model also includes assumptions, which estimate fall-out percentages, for commitments to originate loans, and average lives. Fall-out percentages, which range from ten to forty percent, are estimated based upon the difference between current market rates and committed rates. Average lives are based upon estimates for similar types of loans. These measurements use significant unobservable inputs and are classified as Level 3 within the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2012 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
U. S. government agency securities	$153,166	142,359	10,807	0
Corporate debt securities	61,018	0	61,018	0
Municipal securities	6	0	6	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	81	0	81	0
Pass through certificates guaranteed by FNMA – adjustable rate	152	0	152	0
FHLMC participation certificates:
Fixed rate	190	0	190	0
Adjustable rate	131	0	131	0
Loans held for sale	163,834	0	163,834	0
Commitments to originate loans	2,559	0	0	2,559
Forward sales commitments	2,194	0	0	2,194

Total assets	$383,331	142,359	236,219	4,753

Liabilities:
Commitments to originate loans	$512	0	0	512
Forward sales commitments	133	0	0	133

Total liabilities	$645	0	0	645

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2011 (in thousands):

		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Fair	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Assets:
Securities, available for sale
Corporate debt securities	$46,912	46,912	0	0
Trust preferred securities	25,196	25,196	0	0
Municipal securities	17	17	0	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	89	0	89	0
Pass through certificates guaranteed by FNMA – adjustable rate	180	0	180	0
FHLMC participation certificates:
Fixed rate	293	0	293	0
Adjustable rate	153	0	153	0
Loans held for sale	115,434	0	115,434	0
Commitments to originate loans	1,254	0	0	1,254
Forward sales commitments	1,623	0	0	1,623

Total assets	$191,151	72,125	116,149	2,877

Liabilities:
Commitments to originate loans	$894	0	0	894
Forward sales commitments	295	0	0	295

Total liabilities	$1,189	0	0	1,189

The following table is a reconciliation of the beginning and ending balances of recurring fair value measurements recognized in the accompanying balance sheet using significant unobservable (Level 3) inputs (in thousands):

	Mortgage	Commitments
	Servicing	to Originate	Forward Sales
	Rights	Loans	Commitments
Balance at October 1, 2010	$263	1,547	(240)
Total realized and unrealized gains (losses):
Included in net income	(263)	(1,187)	1,568

Balance at September 30, 2011	$0	360	1,328
Total realized and unrealized gains:
Included in net income	0	1,687	733

Balance at September 30, 2012	$0	2,047	2,061

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2012, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$0	0	2,420

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2011, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$(330)	67	381

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

The following is a summary of valuation techniques utilized by the Company for its significant financial assets and liabilities measured at fair value on a nonrecurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Impaired loans

Loans for which it is probable that the Company will not collect principal and interest due according to contractual terms are measured for impairment. If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and other internal assessments of value. Appraisals are obtained when an impaired loan is deemed to be collateral dependent and at least annually thereafter. Fair value is generally the appraised value less estimated selling costs and may be discounted further if management believes any other factors or events have affected the fair value. Impaired loans are classified within Level 3 of the fair value hierarchy.

The carrying value of impaired loans that were re-measured during the years ended September 30, 2012 and 2011, was $72.5 million and $107.3 million, respectively.

Foreclosed Assets Held For Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. Fair value is estimated through current appraisals, broker price opinions, or listing prices. Appraisals are obtained when the real estate is acquired and at least annually thereafter. Foreclosed assets held for sale are classified within Level 3 of the fair value hierarchy.

The carrying value of foreclosed assets held for sale was $17.0 million and $16.9 million at September 30, 2012 and 2011, respectively. During fiscal 2012, charge-offs and increases in specific reserves related to foreclosed assets held for sale that were re-measured during the period totaled $3.9 million. During fiscal 2011, charge-offs and increases in specific reserves related to foreclosed assets held for sale that were re-measured during the period totaled $9.7 million.

Investment in LLCs

Investments in LLCs are accounted for using the equity method of accounting. These investments are analyzed for impairment in accordance with ASC 323-10-35-32, which states that an other than temporary decline in value of an equity method investment should be recognized. The Company utilizes a multi-faceted approach to measure the potential impairment. The internal model utilizes the following valuation methods: 1) liquidation or appraised values determined by an independent third party appraisal; 2) an on-going business, or discounted cash flows method wherein the cash flows are derived from the sale of fully-developed lots, the development and sale of partially-developed lots, the operation of the homeowner’s association, and the value of raw land obtained from an independent third party appraiser; and 3) an on-going business method, which utilizes the same inputs as method 2, but presumes that cash flows will first be generated from the sale of raw ground and then from the sale of fully-developed and partially-developed lots and the operation of the homeowner’s association. The significant inputs include raw land values, absorption rates of lot sales, and a market discount rate. Management believes this multi-faceted approach is reasonable given the highly subjective nature of the assumptions and the differences in valuation techniques that are utilized within each approach (e.g., order of distribution of assets upon potential liquidation). Investment in LLCs is classified within Level 3 of the fair value hierarchy.

During the quarter ended March 31, 2012, list prices of fully-developed lots at the LLC’s residential development were reduced. The Company incorporated these lower prices into its internal valuation model, which resulted in an additional $200,000 impairment charge. No other events have occurred during fiscal 2012 that would indicate any additional impairment of the Company’s investment in LLCs.

The carrying value of the Company’s investment in LLCs was $17.2 million and $17.7 million at September 30, 2012 and 2011, respectively

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value:

Cash and cash equivalents

The carrying amount reported in the consolidated balance sheets is a reasonable estimate of fair value.

Securities and mortgage-backed securities held to maturity

Securities that trade in an active market are valued using market prices, if available. At September 30, 2011, securities that do not trade in an active market were valued using quotes from broker-dealers that reflected estimated offer prices. At September 30, 2012, such securities, which consist of collateralized mortgage obligations, were valued by using industry standard models which utilize various inputs and assumptions such as historical prices of similar securities, estimated delinquencies, defaults, and loss severity.

Stock in Federal Home Loan Bank (“FHLB”)

The carrying value of stock in Federal Home Loan Bank approximates its fair value.

Loans receivable held for investment

Fair values are computed for each loan category using market spreads to treasury securities with similar maturities and management’s estimates of prepayments.

Customer and brokered deposit accounts

The estimated fair values of demand deposits and savings accounts are equal to the amount payable on demand at the reporting date. Fair values of certificates of deposit are computed at fixed spreads to treasury securities with similar maturities.

Advances from FHLB

The estimated fair values of advances from FHLB are determined by discounting the future cash flows of existing advances using rates currently available for new advances with similar terms and remaining maturities.

Subordinated debentures

Fair values are based on quotes from broker-dealers that reflect estimated offer prices.

Commitments to originate, purchase and sell loans

The estimated fair value of commitments to originate, purchase, or sell loans is based on the difference between current levels of interest rates and the committed rates.

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$8,716	8,716	0	0
Stock in Federal Home Loan Bank	7,073	0	7,073	0
Mortgage-backed securities held to maturity	25,921	0	26,117	0
Loans receivable held for investment	734,772	0	0	763,017

Financial Liabilities:
Customer deposit accounts	870,946	0	0	872,160
Brokered deposit accounts	21,367	0	0	21,365
Advances from FHLB	127,000	0	0	130,393
Subordinated debentures	25,774	0	0	9,021

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$5,030	5,030	0	0
Stock in Federal Home Loan Bank	13,551	0	13,551	0
Mortgage-backed securities held to maturity	39,146	0	39,031	0
Loans receivable held for investment	917,134	0	0	922,191

Financial Liabilities:
Customer deposit accounts	784,681	0	0	788,751
Brokered deposit accounts	24,994	0	0	25,002
Advances from FHLB	247,000	0	0	249,456
Subordinated debentures	25,774	0	0	10,000

The following tables present the carrying values and fair values of the Company’s unrecognized financial instruments. Dollar amounts are expressed in thousands.

	September 30, 2012		September 30, 2011
	Contract or	Estimated	Contract or	Estimated
	notional	unrealized	notional	unrealized
	amount	gain (loss)	amount	gain
Unrecognized financial instruments:
Lending commitments – fixed rate, net	$2,446	11	$7,879	14
Lending commitments – floating rate	926	9	0	0
Commitments to sell loans	0	0	0	0

The fair value estimates presented are based on pertinent information available to management as of September 30, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since that date. Therefore, current estimates of fair value may differ significantly from the amounts presented above.

Regulatory Agreements	12 Months Ended
Sep. 30, 2012
Regulatory Agreements [Abstract]
REGULATORY AGREEMENTS

(25) REGULATORY AGREEMENTS

On April 30, 2010, the Board of Directors of North American Savings Bank, F.S.B. (the “Bank”), a wholly owned subsidiary of the Company, entered into a Supervisory Agreement with the Office of Thrift Supervision (“OTS”), the Bank’s primary regulator at that time. The agreement required, among other things, that the Bank revise its policies regarding internal asset review, obtain an independent assessment of its allowance for loan and lease losses methodology and conduct an independent third-party review of a portion of its commercial and construction loan portfolios. The agreement also directed the Bank to provide a plan to reduce its classified assets and its reliance on brokered deposits, and restricted the payment of dividends or other capital distributions by the Bank during the period of the agreement. The agreement did not direct the Bank to raise capital, make management or board changes, revise any loan policies or restrict lending growth.

On April 30, 2010, the Company’s Board of Directors entered into an agreement with the OTS, the Company’s primary regulator at that time. The agreement restricted the payment of dividends or other capital distributions by the Company and restricted the Company’s ability to incur, issue or renew any debt during the period of the agreement.

The Bank’s Supervisory Agreement and the Company’s agreement with the OTS were assigned to their new primary regulators, the Office of the Comptroller of the Currency (“OCC”) and Board of Governors of the Federal Reserve System (“Federal Reserve Board” or “FRB”), respectively, on July 21, 2011.

On May 22, 2012, the Board of Directors of the Bank agreed to a Consent Order with the OCC. This Consent Order replaces and terminates the previous Supervisory Agreement. The Consent Order requires that the Bank establish various plans and programs to improve its asset quality and to ensure the adequacy of allowances for loan and lease losses. It requires the Bank to obtain an independent third-party review of its non-homogenous loan portfolios and to enhance its credit administration systems. Among other items, it also requires a written capital maintenance plan to ensure that the Bank’s Tier 1 leverage capital and total risk-based capital ratios remain equal to or greater than 10% and 13%, respectively. As of September 30, 2012, the Bank’s actual Tier 1 leverage capital and total risk-based capital ratios were 14.1% and 18.2%, respectively. The Consent Order does not direct the Bank to raise capital, make management or board changes, or restrict lending.

On November 29, 2012 the Company’s Board of Directors entered into a formal written agreement with the Federal Reserve Bank of Kansas City, which replaces and terminates the Company’s previous agreement with the OTS. The agreement with FRB restricts the payment of dividends or other capital distributions by the Company, restricts the Company’s ability to incur, increase, or guarantee any debt, and restricts the Company’s ability to purchase or redeem any of its stock. In addition, the agreement restricts the Company and its wholly-owned statutory trust, NASB Preferred Trust I, from making distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities.

Parent Company Financial Information	12 Months Ended
Sep. 30, 2012
Parent Company Financial Information [Abstract]
PARENT COMPANY FINANCIAL INFORMATION

(26) PARENT COMPANY FINANCIAL INFORMATION

NASB Financial, Inc.

Balance Sheets

	September 30,	September 30,
	2012	2011
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$1,567	1,755
Investment in subsidiary	175,352	153,501
Investment in LLCs	17,222	17,674
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,752	1,422
Other assets	835	1,108

	$197,502	176,234

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Subordinated debentures	$25,774	25,774
Accrued interest payable	225	82

Total liabilities	25,999	25,856

Stockholders’ equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)

Total stockholders’ equity	171,503	150,378

	$197,502	176,234

NASB Financial, Inc.

Statements of Operations

	Years Ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Income:
Income (loss) from subsidiary	$18,835	(15,801)	8,659
Interest and dividend income	0	26	42
Provision for loan losses	0	(68)	0
Gain on sale of real estate	25	37	70
Impairment loss on investment in LLCs	(200)	0	(3,126)
Loss from investment in LLCs	(257)	(126)	(128)

Total income (loss)	18,403	(15,932)	5,517

Expenses:
Interest on subordinated debentures	536	494	504
Professional fees	155	75	87
Other expense	55	60	65

Total expenses	746	629	656

Income (loss) before income tax expense	17,657	(16,561)	4,861
Income tax benefit	(453)	(293)	(1,462)

Net income (loss)	$18,110	(16,268)	6,323

NASB Financial, Inc.

Statements of Cash Flows

	Years ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Cash flows from operating activities:
Net income (loss)	$18,110	(16,268)	6,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	0	68	0
Gain on sale of real estate	(25)	(37)	(70)
Loss from investment in LLCs	257	126	128
Impairment loss on investment in LLCs	200	0	3,126
Equity in undistributed earnings of subsidiary	(18,835)	15,801	(4,659)
Change in income taxes receivable	(330)	(40)	(1,278)
Change in accrued interest payable	143	(11)	0
Other	297	(537)	(161)

Net cash provided by (used in) operating activities	(183)	(898)	3,409

Cash flows from investing activities:
Principal repayments of loans receivable	0	630	26
Investment in LLC	(5)	(1)	(7)

Net cash provided by (used in) investing activities	(5)	629	19

Cash flows from financing activities:
Cash dividends paid	0	0	(3,540)
Change in escrows	0	(36)	0

Net cash used in financing activities	0	(36)	(3,540)

Net decrease in cash and cash equivalents	(188)	(305)	(112)

Cash and cash equivalents at beginning of period	1,755	2,060	2,172

Cash and cash equivalents at end of period	$1,567	1,755	2,060

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of NASB Financial, Inc. (the “Company”), its wholly-owned subsidiary, North American Savings Bank, F.S.B. (the “Bank”), and the Bank’s wholly-owned subsidiary, Nor-Am Service Corporation. All significant inter-company transactions have been eliminated in consolidation. The consolidated financial statements do not include the accounts of our wholly owned statutory trust, NASB Preferred Trust I (the “Trust”). The Trust qualifies as a special purpose entity that is not required to be consolidated in the financial statements of NASB Financial, Inc. The Trust Preferred Securities issued by the Trust are included in Tier I capital for regulatory capital purposes.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand plus interest-bearing deposits in the Federal Home Loan Bank of Des Moines totaling $5.7 million and $995,000 as of September 30, 2012 and 2011, respectively. The Federal Reserve Board (“FRB”) requires federally chartered savings banks to maintain non-interest-earning cash reserves at specified levels against their transaction accounts. Required reserves may be maintained in the form of vault cash, a non-interest-bearing account at a Federal Reserve Bank, or a pass-through account, as defined by FRB. At September 30, 2012, the Bank’s reserve requirement was $3.4 million.

Securities and Mortgage-Backed Securities

Securities and Mortgage-Backed Securities

Securities and mortgage-backed securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Securities and mortgage-backed securities not classified as held to maturity or trading are classified as available for sale. As of September 30, 2012 and 2011, the Company had no assets designated as trading. Securities and mortgage-backed securities held to maturity are stated at cost. Securities and mortgage-backed securities classified as available for sale are recorded at their fair values, with unrealized gains and losses, net of income taxes, reported as accumulated other comprehensive income or loss.

Premiums and discounts are recognized as adjustments to interest income over the life of the securities using a method that approximates the level yield method. Gains or losses on the disposition of securities are based on the specific identification method. Securities that trade in an active market are valued using quoted market prices. Securities that do not trade in an active market are valued using quotes from broker-dealers that reflect estimated offer prices.

Management monitors the securities and mortgage-backed securities portfolios for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. If management intends to sell an impaired security or mortgage-backed security, or if it is more likely than not that management will be required to sell the impaired security prior to recovery of its amortized cost basis, the Bank will recognize a loss in earnings. If management does not intend to sell a debt security or mortgage-backed security, or if it is more likely than not that management will not be required to sell the impaired security prior to recovery of its amortized cost, regardless of whether the security is classified as available for sale or held to maturity, the Bank will recognize the credit component of the loss in earnings and the remaining portion in other comprehensive income. The credit loss component recognized in earnings is the amount of principal cash flows not expected to be received over the remaining life of the security. The amount of other-than temporary-impairment included in other comprehensive income is amortized over the remaining life of the security.

Loans Receivable Held for Sale

Loans Receivable Held for Sale

As the Bank originates loans each month, management evaluates the existing market conditions to determine which loans will be held in the Bank’s portfolio and which loans will be sold in the secondary market. Loans sold in the secondary market are sold with servicing released or converted into mortgage-backed securities (“MBS”) and sold with the servicing retained by the Bank. At the time of each loan commitment, a decision is made to either hold the loan for investment, hold it for sale with servicing retained, or hold it for sale with servicing released. Management monitors market conditions to decide whether loans should be held in the portfolio or sold and if sold, which method of sale is appropriate.

Loans held for sale are carried at fair value. Gains or losses on such sales are recognized using the specific identification method. The transfer of a loan receivable held for sale is accounted for as a sale when control over the asset has been surrendered. The Bank issues various representations and warranties and standard recourse provisions associated with the sale of loans, which are described more fully in Footnote 6.

Loans Receivable Held for Investment, Net

Loans Receivable Held for Investment, Net

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the amount of unpaid principal less an allowance for loan losses, undisbursed loan funds and unearned discounts and loan fees, net of certain direct loan origination costs. Interest on loans is credited to income as earned and accrued only when it is deemed collectible. Loans are placed on nonaccrual status when, in the opinion of management, the full timely collection of principal or interest is in doubt. The accrual of interest is discontinued when principal or interest payments become doubtful. As a general rule, this occurs when the loan becomes ninety days past due. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is reversed against current income. Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears or recorded as income, depending on Bank management’s assessment of the ultimate collectibility of the loan. Nonaccrual loans may be restored to accrual status when principal and interest become current and the full payment of principal and interest is expected.

Net loan fees and direct loan origination costs are deferred and amortized as yield adjustments to interest income using the level-yield method over the contractual lives of the related loans.

Allowance for Loan Losses

Allowance for Loan Losses

The Bank considers a loan to be impaired when management believes it will be unable to collect all principal and interest due according to the contractual terms of the loan. If a loan is impaired, the Bank records a loss valuation equal to the excess of the loan’s carrying value over the present value of the estimated future cash flows discounted at the loan’s initial effective rate, or the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. One-to-four family residential loans and consumer loans are collectively evaluated for impairment. Loans on residential properties with greater than four units, on construction and development and commercial properties are evaluated for impairment on a loan by loan basis. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent losses in the portfolio, and various subjective factors such as economic and business conditions. Assessing the adequacy of the allowance for loan losses is inherently subjective as it requires making material estimates, including the amount and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. In management’s opinion, the allowance, when taken as a whole, is adequate to absorb reasonable estimated loan losses inherent in the Bank’s loan portfolio.

Foreclosed Assets Held for Sale

Foreclosed Assets Held for Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. When foreclosed assets are acquired any excess of the loan balance over the new basis of the foreclosed asset is charged to the allowance for loan losses. Subsequent adjustments for estimated losses are charged to operations when the fair value declines to an amount less than the carrying value. Costs and expenses related to major additions and improvements are capitalized, while maintenance and repairs that do not improve or extend the lives of the respective assets are expensed. Applicable gains and losses on the sale of real estate owned are realized when the asset is disposed of, depending on the adequacy of the down payment and other requirements.

Premises and Equipment

Premises and Equipment

Premises and equipment are recorded at cost, less accumulated depreciation. Depreciation of premises and equipment is provided over the estimated useful lives (from three to forty years for buildings and improvements and from three to ten years for furniture, fixtures, and equipment) of the respective assets using the straight-line method. Maintenance and repairs are charged to expense. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Investment in LLCs

Investment in LLCs

The Company is a partner in two limited liability companies, which were formed for the purpose of purchasing and developing vacant land in Platte County, Missouri. These investments are accounted for using the equity method of accounting.

Goodwill

Goodwill

The Company has goodwill of $1.8 million at September 30, 2012 and 2011. This asset, which resulted from the Bank’s acquisition of CBES Bancorp, Inc. in fiscal 2003, was assigned to the banking segment of the business. In accordance with Generally Accepted Accounting Principles (“GAAP”), the Company tests its goodwill for impairment annually, or more frequently if events indicate that the asset might be impaired. The first step of the goodwill impairment test compares the fair value of a reporting segment with its carrying amount, including goodwill. If the carrying value of a reporting unit exceeds its fair value, a second step of the goodwill impairment test is required, which compares the implied fair value of reporting unit goodwill to its carrying value. The implied fair value is determined in the same manner as the amount of goodwill recognized in a business combination is determined. Due to the fact that the Company’s stock price was below its book value per share at September 30, 2011, the Company performed the second step of the goodwill impairment test to determine the amount of impairment loss, if any. Management reviewed recent merger and acquisition transactions, which were compared to the Company, to calculate an estimated valuation range for the Company. The Bank’s balance sheet was then compared to its estimated market value to determine the current fair value of its goodwill. As a result of this analysis, management determined that the Company’s goodwill was not impaired. At September 30, 2012, the Company’s stock price was in excess of its book value per share; thus, the Company did not perform the second step of the goodwill impairment test as of that date.

Stock Options

Stock Options

The Company has a stock-based employee compensation plan which is described more fully in Footnote 17, Stock Option Plan. The Company recognizes compensation cost over the five-year service period for its stock option awards. Stock based compensation expense for stock options totaled $5 thousand ($3 thousand, net of tax), $49 thousand ($30 thousand, net of tax) and $78 thousand ($48 thousand, net of tax) during the years ended September 30, 2012, 2011 and 2010, respectively.

Income Taxes

Income Taxes

The Company files a consolidated Federal income tax return with its subsidiaries using the accrual method of accounting.

The Company provides for income taxes using the asset/liability method. Deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

The Bank’s bad debt deduction for the years ended September 30, 2012, 2011 and 2010, was based on the specific charge off method. The percentage method for additions to the tax bad debt reserve was used prior to the fiscal year ended September 30, 1997. Under the current tax rules, Banks are required to recapture their accumulated tax bad debt reserve, except for the portion that was established prior to 1988, the “base-year.” The recapture of the excess reserve was completed over a six-year phase-in-period that began with the fiscal year ended September 30, 1999. A deferred income tax liability is required to the extent the tax bad debt reserve exceeds the 1988 base year amount. Retained earnings include approximately $3.7 million representing such bad debt reserve for which no deferred taxes have been provided. Distributing the Bank’s capital in the form of stock redemptions caused the Bank to recapture a significant amount of its bad debt reserve prior to the phase-in period.

Derivative Instruments

Derivative Instruments

The Bank regularly enters into commitments to originate and sell loans held for sale. Certain commitments are considered derivative instruments under GAAP, which requires the Bank to recognize all derivative instruments in the balance sheet and to measure those instruments at fair value. As of September 30, 2012 and 2011, the fair value of loan related commitments resulted in a net asset of $4.1 million and $1.7 million, respectively.

Revenue Recognition	Revenue Recognition Interest income, loan servicing fees, customer service fees and charges and ancillary income related to the Bank’s deposits and lending activities are accrued as earned.
Earnings Per Share

Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year. Diluted earnings per share is computed using the weighted average common shares and all potential dilutive common shares outstanding during the year. Dilutive securities consist entirely of stock options granted to employees as incentive stock options under Section 442A of the Internal Revenue Code as amended.

The computations of basic and diluted earnings (loss) per share are presented in the following table. Dollar amounts are expressed in thousands, except per share data.

	Year Ended September 30,
	2012	2011	2010
Net income (loss)	$18,110	(16,268)	6,323

Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	0	0	0

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$2.30	(2.07)	0.80
Diluted earnings (loss) per share	2.30	(2.07)	0.80

At September 30, 2012 and 2011, options to purchase 47,538 and 49,538 shares of the Company’s stock were outstanding. These options were not included in the calculation of diluted earnings (loss) per share because the option exercise price was greater than the average market price of the common shares for the period, thus making the options anti-dilutive.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In April 2011, the FASB issued ASU No. 2011-02, which clarifies the guidance on how creditors evaluate whether a restructuring of debt qualifies as a TDR. Examples of restructurings include an extension of a loan’s maturity date, a reduction in the interest rate, forgiveness of a debt’s face amount and/or accrued interest, and a deferral or decrease in payments for a period of time. The amendments clarify the definition of a TDR in ASC 310-40, which provides that a debt restructuring is considered a TDR if the creditor, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider. The framework for evaluating a restructuring requires that a creditor determine if both of the following conditions are met: 1) the borrower is experiencing financial difficulties, and 2) the restructuring includes a concession by the creditor to the borrower. For public companies, this standard was effective for the first interim or annual period beginning on or after June 15, 2011. The Company early adopted the ASU in its second fiscal quarter, as permitted by the standard. As a result of adopting the amendments in ASU 2011-02, the Company reassessed all restructurings that occurred on or after October 1, 2010, the beginning of the prior fiscal year, for identification as TDRs. The Company identified as TDRs certain receivables for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology. Upon identifying those receivables as TDRs, the Company identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of impairment measured in accordance with the guidance of ASC 310-10-35 for the receivables that are newly identified as impaired. The early adoption of the ASU resulted in a significant increase in the number of loans within its construction and development portfolios that are considered TDRs and had a substantially material impact on the Company’s financial statements for the period ended March 31, 2011. At March 31, 2011, the period of adoption, the recorded investment in receivables for which the allowance for credit losses was previously measured under a general allowance for credit losses methodology and are now impaired under ASC 310-10-35 was $28.1 million, and the resulting allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $8.0 million. In addition, the Company identified loans with a recorded investment of $6.7 million which were previously deemed impaired under the guidance in ASC 310-10-35, but were not considered TDRs. As a result of adopting the amendments in ASU 2011-02, these loans were identified as TDRs and the resulting increase in the allowance for credit losses associated with those receivables, on the basis of a current evaluation of loss, was $3.3 million. This increase in estimated loss was due to the Company’s adoption of a change in methodology for valuing its real estate development portfolio, given the current adverse economic environment, during the quarter ended March 31, 2011.

In May 2011, the FASB issued ASU No. 2011-04, which provides a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands disclosure requirements, particularly for Level 3 fair value measurements. For public companies, this standard was effective for interim and annual periods beginning after December 15, 2011. It did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income in the statement of equity. For public companies, this standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments within this update are to be applied retrospectively. Although it will affect the Company’s presentation of the components of other comprehensive income, management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, which is intended to reduce the annual cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a qualitative assessment to determine whether impairment testing is necessary. This standard was effective for annual and interim goodwill impairment test performed for fiscal years beginning after December 15, 2011. Management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, which requires an entity to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. This additional disclosure is intended to provide greater transparency of the effect or potential effect of rights of offset associated with certain financial instruments and derivative instruments. This standard is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The amendments within this update are to be applied retrospectively for all comparative periods presented. Management does not anticipate that that this standard will have a material impact on the Company’s consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reported periods. Estimates were used to establish loss reserves for both loans and foreclosed assets, accruals for loan recourse provisions, and fair values of financial instruments, among other items. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain amounts for 2011 and 2010 have been reclassified to conform to the current year presentation.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Computations of basic and diluted earnings (loss) per share

	Year Ended September 30,
	2012	2011	2010
Net income (loss)	$18,110	(16,268)	6,323

Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	0	0	0

Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$2.30	(2.07)	0.80
Diluted earnings (loss) per share	2.30	(2.07)	0.80

Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2012
Securities Available for Sale [Abstract]
Summary of securities available for sale

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Corporate debt securities	$57,983	3,035	0	61,018
U.S. government sponsored agency securities	152,546	624	4	153,166
Municipal securities	6	0	0	6

Total	$210,535	3,659	4	214,190

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Corporate debt securities	$48,412	263	1,763	46,912
Trust preferred securities	24,942	254	0	25,196
Municipal securities	17	0	0	17

Total	$73,371	517	1,763	72,125

Summary of the fair value and gross unrealized losses of those securities available for sale

	Less than 12 months		12 months or longer
	Estimated	Gross	Estimated	Gross
	Fair	unrealized	fair	unrealized
	Value	Losses	value	losses
U.S. government sponsored agency securities	$19,988	4	$0	0

Scheduled maturities of securities available for sale

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due in less than one year	$11,786	10	0	11,796
Due from one to five years	133,396	3,033	0	136,429
Due from five to ten years	34,566	604	0	35,170
Due after ten years	30,787	12	4	30,795

Total	$210,535	3,659	4	214,190

Principal balances of securities available for sale

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,037	95	0	3,132

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$6,225	191	0	6,416

Mortgage-Backed Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Available for Sale [Abstract]
Summary of mortgage-backed securities available for sale

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Pass-through certificates guaranteed by GNMA – fixed rate	$78	3	0	81
Pass-through certificates guaranteed by FNMA – adjustable rate	143	9	0	152
FHLMC participation certificates:
Fixed rate	176	14	0	190
Adjustable rate	123	8	0	131

Total	$520	34	0	554

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Pass-through certificates guaranteed by GNMA – fixed rate	$86	3	0	89
Pass-through certificates guaranteed by FNMA – adjustable rate	174	6	0	180
FHLMC participation certificates:
Fixed rate	268	25	0	293
Adjustable rate	146	7	0	153

Total	$674	41	0	715

Scheduled maturities of mortgage-backed securities available for sale

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from five to ten years	$176	14	0	190
Due after ten years	344	20	0	364

Total	$520	34	0	554

Principal balances of mortgage-backed securities available for sale

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$393	26	0	419

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$494	29	0	523

Mortgage-Backed Securities Held To Maturity (Tables)	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
Summary of mortgage-backed securities held to maturity

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
FHLMC participation certificates:
Fixed rate	$37	3	0	40
FNMA pass-through certificates:
Fixed rate	3	0	0	3
Balloon maturity and adjustable rate	24	1	0	25
Collateralized mortgage obligations	25,857	390	198	26,049

Total	$25,921	394	198	26,117

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
FHLMC participation certificates:
Fixed rate	$45	1	0	46
FNMA pass-through certificates:
Fixed rate	5	1	0	6
Balloon maturity and adjustable rate	28	0	0	28
Collateralized mortgage obligations	39,068	101	218	38,951

Total	$39,146	103	218	39,031

Fair value and gross unrealized losses of mortgage-backed securities held to maturity

	Less Than 12 Months		12 Months or Longer
	Estimated	Gross	Estimated	Gross
	Fair	unrealized	Fair	unrealized
	Value	losses	Value	losses
Collateralized mortgage obligations	$8,522	69	$2,124	129

Scheduled maturities of mortgage-backed securities held to maturity

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from one to five years	$28	2	0	30
Due from five to ten years	1,205	2	28	1,179
Due after ten years	24,688	390	170	24,908

Total	$25,921	394	198	26,117

Schedule of principal balances of mortgage-backed securities held to maturity

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$19	1	0	20
FRB advance commitments	6,216	56	0	6,272

Total	$6,235	57	0	6,292

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$22	0	0	22
FRB advance commitments	32,003	100	95	32,008

Total	$32,025	100	95	32,030

Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Loans Receivable [Abstract]
Bank's total loans receivable

	2012	2011
HELD FOR INVESTMENT
Mortgage loans:
Permanent loans on:
Residential properties	$331,310	329,715
Business properties	321,559	409,737
Partially guaranteed by VA or insured by FHA	3,950	3,947
Construction and development	110,718	181,663

Total mortgage loans	767,537	925,062
Commercial loans	17,570	80,937
Installment loans and lease financing to individuals	7,753	9,028

Total loans receivable held for investment	792,860	1,015,027
Less:
Undisbursed loan funds	(21,014)	(20,944)
Unearned discounts and fees on loans, net of deferred costs	(5,245)	(6,683)

Net loans receivable held for investment	$766,601	987,400

	2012	2011
HELD FOR SALE
Mortgage loans:
Permanent loans on:
Residential properties	$163,834	115,434

Activity in the allowance for losses on loans

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Balance at October 1, 2011	$6,663	12	13,201	41,863	7,682	845	70,266
Provision for loan losses	5,318	(16)	7,291	1,990	(4,600)	517	10,500
Losses charged off	(5,329)	0	(15,122)	(27,966)	(2,569)	(699)	(51,685)
Recoveries	289	4	1,716	703	0	36	2,748

Balance at September 30, 2012	$6,941	0	7,086	16,590	513	699	31,829

Balance at October 1, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316
Provision for loan losses	4,076	2	8,679	29,682	6,758	197	49,394
Losses charged off	(1,840)	0	(2,186)	(7,164)	(91)	(499)	(11,780)
Recoveries	0	0	0	327	0	9	336

Balance at September 30, 2011	$6,663	12	13,201	41,863	7,682	845	70,266

Balance at October 1, 2009	$3,680	0	8,936	6,272	1,123	688	20,699
Provision for loan losses	4,117	10	(505)	26,185	65	628	30,500
Losses charged off	(3,371)	0	(1,723)	(13,439)	(173)	(178)	(18,884)
Recoveries	1	0	0	0	0	0	1

Balance at September 30, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316

Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$975	0	7	42	0	0	1,024

Collectively evaluated for impairment	$5,966	0	7,079	16,548	513	699	30,805

Acquired with deteriorated credit quality	$0	0	0	0	0	0	0

Loans:
Balance at September 30, 2012	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

Ending balance:
Loans individually evaluated for impairment	$18,440	0	24,895	42,267	0	69	85,671

Loans collectively evaluated for impairment	$310,635	163,834	294,377	47,422	17,567	7,684	841,519

Loans acquired with Deteriorated credit quality	$3,245	0	0	0	0	0	3,245

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method at September 30, 2011. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$1,498	12	4,871	28,031	4,038	640	39,090

Collectively evaluated for impairment	$5,165	0	8,330	13,832	3,644	205	31,176

Acquired with deteriorated credit quality	$0	0	0	0	0	0	0

Loans:
Balance at September 30, 2011	$330,077	115,434	405,745	162,021	80,555	9,002	1,102,834

Ending balance:
Loans individually evaluated for impairment	$11,124	12	21,653	108,355	8,714	702	150,560

Loans collectively evaluated for impairment	$316,437	115,422	384,092	53,666	71,841	8,300	949,758

Loans acquired with Deteriorated credit quality	$2,516	0	0	0	0	0	2,516

Loan portfolio based on risk rating

Each quarter, management reviews the problem loans in its portfolio to determine whether changes to the asset classifications or allowances are needed. The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2012. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Rating:
Pass	$283,771	163,834	256,158	14,370	1,318	7,621	727,072
Pass – Watch	11,076	0	28,439	19,054	0	0	58,569
Special Mention	4,689	0	323	0	0	0	5,012
Substandard	32,011	0	34,352	56,261	16,249	132	139,005
Doubtful	773	0	0	4	0	0	777
Loss	0	0	0	0	0	0	0

Total	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2011. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Rating:
Pass	$312,206	115,422	351,132	28,668	48,822	8,237	864,487
Pass – Watch	2,325	0	12,864	16,187	0	0	31,376
Special Mention	1,268	0	10,810	353	23,020	31	35,482
Substandard	12,780	0	26,068	88,782	4,675	94	132,399
Doubtful	0	0	0	0	0	0	0
Loss	1,498	12	4,871	28,031	4,038	640	39,090

Total	$330,077	115,434	405,745	162,021	80,555	9,002	1,102,834

Loan portfolio aging analysis

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2012. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
Residential	$1,727	1,439	16,430	19,596	312,724	332,320	5,183
Residential held for sale	0	0	0	0	163,834	163,834	0
Commercial real estate	217	714	6,082	7,013	312,259	319,272	0
Construction & development	567	633	5,487	6,687	83,002	89,689	1,931
Commercial	0	0	0	0	17,567	17,567	0
Installment	181	67	64	312	7,441	7,753	0

Total	$2,692	2,853	28,063	33,608	896,827	930,435	7,114

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2011. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
Residential	$3,678	1,875	10,407	15,960	314,117	330,077	0
Residential held for sale	0	1	1	2	115,432	115,434	0
Commercial real estate	4,013	0	5,671	9,684	396,061	405,745	0
Construction & development	0	259	17,056	17,315	144,706	162,021	0
Commercial	0	0	8,067	8,067	72,488	80,555	0
Installment	13	19	69	101	8,901	9,002	0

Total	$7,704	2,154	41,271	51,129	1,051,705	1,102,834	0

Company's nonaccrual loans

	2012	2011
Residential	$23,147	10,407
Residential held for sale	0	1
Commercial real estate	20,952	5,671
Construction & development	30,606	17,056
Commercial	0	8,067
Installment	62	69

Total	$74,767	41,271

Troubled debt restructurings

	2012	2011
Troubled debt restructurings:
Residential	$6,156	3,868
Residential held for sale	0	0
Commercial real estate	17,384	6,250
Construction & development	39,844	71,687
Commercial	0	0
Installment	0	0

Total	$63,384	81,805

Performing troubled debt restructurings:
Residential	$593	848
Residential held for sale	0	0
Commercial real estate	3,812	6,250
Construction & development	11,521	65,505
Commercial	0	0
Installment	0	0

Total	$15,926	72,603

Impaired loans including troubled debt restructurings

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2012. Dollar amounts are expressed in thousands.

		Unpaid		YTD Average	Interest
	Recorded	Principal	Specific	Investment in	Income
	Balance	Balance	Allowance	Impaired Loans	Recognized
Loans without a specific valuation allowance:
Residential	$16,849	19,394	0	18,252	776
Residential held for sale	0	0	0	0	0
Commercial real estate	21,574	30,652	0	24,961	1,796
Construction & development	40,633	45,873	0	46,820	2,658
Commercial	0	0	0	0	0
Installment	68	570	0	69	17

Loans with a specific valuation allowance:
Residential	$4,836	4,910	974	4,836	260
Residential held for sale	0	0	0	0	0
Commercial real estate	3,322	3,955	7	3,949	215
Construction & development	1,634	1,668	42	1,698	100
Commercial	0	0	0	0	0
Installment	0	0	0	0	0

Total:
Residential	$21,685	24,304	974	23,088	1,036
Residential held for sale	0	0	0	0	0
Commercial real estate	24,896	34,607	7	28,910	2,011
Construction & development	42,267	47,541	42	48,518	2,758
Commercial	0	0	0	0	0
Installment	68	570	0	69	17

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2011. Dollar amounts are expressed in thousands.

		Unpaid		YTD Average	Interest
	Recorded	Principal	Specific	Investment in	Income
	Balance	Balance	Allowance	Impaired Loans	Recognized
Loans without a specific valuation allowance:
Residential	$5,035	5,088	0	5,006	181
Residential held for sale	0	0	0	0	0
Commercial real estate	5,703	5,732	0	5,816	445
Construction & development	31,072	31,074	0	29,786	1,520
Commercial	0	0	0	0	0
Installment	0	0	0	0	0

Loans with a specific valuation allowance:
Residential	$4,591	6,188	1,498	5,299	198
Residential held for sale	0	12	12	11	0
Commercial real estate	11,079	15,985	4,871	13,525	663
Construction & development	49,252	77,322	28,031	58,272	3,413
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Total:
Residential	$9,626	11,276	1,498	10,305	379
Residential held for sale	0	12	12	11	0
Commercial real estate	16,782	21,717	4,871	19,341	1,108
Construction & development	80,324	108,396	28,031	88,058	4,933
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Schedule of location of real estate that secures loans in the Bank's mortgage loan portfolio

	2012
	Residential			Construction
	1-4	5 or more	Commercial	and
State	family	family	real estate	development	Total
Missouri	$132,459	17,319	41,306	56,437	247,521
Kansas	41,320	457	15,278	46,573	103,628
Texas	21,519	5,583	41,555	0	68,657
Colorado	5,035	1,595	37,510	0	44,140
California	20,719	0	7,784	0	28,503
Florida	14,459	0	7,313	1,751	23,523
Illinois	5,069	0	11,956	3,180	20,205
Georgia	4,226	847	12,742	0	17,815
Arizona	10,242	0	4,377	2,777	17,396
North Carolina	6,967	0	9,965	0	16,932
Ohio	2,865	0	13,749	0	16,614
Indiana	2,001	0	14,397	0	16,398
Washington	5,463	0	9,007	0	14,470
Other	62,916	4,348	64,471	0	131,735

	$335,260	30,149	291,410	110,718	767,537

	2011
	Residential			Construction
	1-4	5 or more	Commercial	and
State	Family	family	real estate	development	Total
Missouri	$135,518	35,918	47,953	70,646	290,035
Kansas	40,808	5,842	34,356	102,316	183,322
Texas	19,004	6,399	46,876	0	72,279
Colorado	5,452	1,686	40,717	0	47,855
California	19,122	0	7,017	0	26,139
Arizona	9,905	478	11,367	3,896	25,646
Oklahoma	2,880	3,862	18,604	0	25,346
Florida	14,212	872	7,470	2,482	25,036
Illinois	6,504	192	11,217	2,098	20,011
North Carolina	7,698	0	11,611	0	19,309
Ohio	3,159	0	13,691	0	16,850
Indiana	2,069	0	13,847	0	15,916
Washington	5,796	0	9,504	0	15,300
Other	67,508	4,582	69,703	225	142,018

	$339,635	59,831	343,933	181,663	925,062

Schedule of activity in the reserve related to representations and warranties

	2012	2011	2010
Balance at beginning of year	$3,535	2,157	1,063
Additions to reserve	2,022	2,754	1,848
Losses and penalties incurred	(290)	(1,376)	(754)

Balance at end of year	$5,267	3,535	2,157

Foreclosed Assets Held For Sale (Tables)	12 Months Ended
Sep. 30, 2012
Foreclosed Assets Held for Sale [Abstract]
Real Estate owned and other repossessed property

	2012	2011
Real estate acquired through (or by deed in lieu of) foreclosure	$17,040	27,232
Less: allowance for losses	0	(10,295)

Total	$17,040	16,937

Allowance for losses on real estate owned

	2012	2011	2010
Balance at beginning of year	$10,295	2,327	0
Provision for loss	4,265	11,383	2,649
Charge-offs	(14,715)	(3,982)	(1,060)
Recoveries	155	567	738

Balance at end of year	$0	10,295	2,327

Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

	2012	2011
Land	$4,308	4,308
Buildings and improvements	12,954	12,726
Furniture, fixtures and equipment	15,456	13,127

	32,718	30,161
Accumulated depreciation	(17,446)	(15,727)

Total	$15,272	14,434

Future minimum rental commitments under noncancelable leases

Fiscal year ended September 30,	Amount
2013	$823
2014	802
2015	793
2016	723
2017	723
Thereafter	121

Investment in LLCs (Tables)	12 Months Ended
Sep. 30, 2012
Investment in LLCs [Abstract]
Results for internal valuation model and the carrying value of its investment in Central Platte

Method 1	$14,955
Method 2	15,510
Method 3	17,655

Average of methods 1, 2, and 3	$16,040

Carrying value of investment in Central Platte Holdings, LLC	$15,858

Customer and Brokered Deposit Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
Customer and brokered deposit accounts

	2012		2011
	Amount	%	Amount	%
Demand deposit accounts	$91,190	10	95,071	12
Savings accounts	126,174	14	137,174	17
Money market demand accounts	78,407	9	33,214	4
Certificate accounts	575,175	65	519,222	64
Brokered accounts	21,367	2	24,994	3

	$892,313	100	809,675	100

Weighted average interest rate	0.82%		1.27%

Contractual maturities of certificate accounts

	Maturing during the fiscal year ended September 30,
	2013	2014	2015	2016	2017	2018 and after	Total
Certificate accounts	$483,734	54,475	22,171	6,388	6,389	2,018	575,175
Brokered accounts	21,367	0	0	0	0	0	21,367

Total	$505,101	54,475	22,171	6,388	6,389	2,018	596,542

Interest expense on customer deposit accounts

	2012	2011	2010
Savings accounts	$658	746	690
Money market demand and demand deposit accounts	525	291	320
Certificate and brokered accounts	7,968	14,184	16,466

	$9,151	15,221	17,476

Advances From Federal Home Loan Bank (Tables)	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
summary of advances by year of maturity

	2012		2011
		Weighted		Weighted
		average		average
Year ending September 30,	Amount	rate	Amount	rate
2012	$0	0%	$147,000	0.57%
2013	27,000	1.45%	25,000	1.54%
2014	0	0%	0	0%
2015	50,000	1.83%	50,000	1.83%
2016	25,000	1.57%	25,000	1.57%
2017	25,000	1.53%	0	0%

	$127,000	1.64%	$247,000	1.03%

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Differences between the effective income tax rates and the statutory federal corporate tax rate

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.1	3.0	3.2
Other, net	0.4	0.5	(6.5)

	38.5%	38.5%	31.7%

Temporary differences and their related tax effect

	2012	2011	2010
Deferred loan fees and costs	$(28)	3	(11)
Accrued interest receivable	410	(522)	21
Tax depreciation vs. book depreciation	97	132	124
Basis difference on investments	(5)	2	(10)
Loan loss reserves	(237)	(1,661)	(6,332)
Mark-to-market adjustment	935	149	460
Mortgage servicing rights	0	(64)	(21)
Impairment loss on investment in LLCs	(74)	0	(1,207)
Accrued expenses	(845)	(1,732)	(135)
Other	(114)	(40)	(62)

	$139	(3,733)	(7,173)

Tax effect of significant temporary differences representing deferred tax assets and liabilities

	2012	2011
Deferred income tax assets:
Loan loss reserves	$16,220	15,983
Accrued interest receivable	552	962
Accrued expenses	2,878	2,033
Unrealized loss on securities available for sale	0	464
Impairment loss on LLCs	1,281	1,207

	20,931	20,649

Deferred income tax liabilities:
Basis difference on investments	(7)	(12)
Deferred loan fees and costs	(394)	(422)
Unrealized gain on securities available for sale	(1,420)	0
Mark-to-market adjustment	(1,569)	(634)
Book depreciation in excess of tax depreciation	(193)	(96)
Other	(149)	(264)

	(3,732)	(1,428)

Net deferred tax asset	$17,199	19,221

Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
Summary of relationship between the Bank's capital and regulatory requirements

	September 30,
	2012	2011
GAAP capital (Bank only)	$175,352	153,502
Adjustment for regulatory capital:
Intangible assets	(2,371)	(2,471)
Reverse the effect of SFAS No. 115	(2,269)	741

Tangible capital	170,712	151,772
Qualifying intangible assets	0	0

Tier 1 capital (core capital)	170,712	151,772
Qualifying valuation allowance	12,814	13,768

Risk-based capital	$183,526	165,540

Summary of regulatory capital requirements

	As of September 30, 2012
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	183,526	18.2%	80,565	>8%	100,707	>10%
Tier 1 capital to adjusted tangible assets	170,712	14.1%	48,581	>4%	60,726	>5%
Tangible capital to tangible assets	170,712	14.1%	18,218	>1.5%	—	—
Tier 1 capital to risk-weighted assets	170,712	17.0%	—	—	60,424	>6%

	As of September 30, 2011
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets $	165,540	15.3%	86,721	>8%	108,402	>10%
Tier 1 capital to adjusted tangible assets	151,772	12.3%	49,253	>4%	61,567	>5%
Tangible capital to tangible assets	151,772	12.3%	18,470	>1.5%	—	—
Tier 1 capital to risk-weighted assets	151,772	14.0%	—	—	65,041	>6%

Stock Option Plan (Tables)	12 Months Ended
Sep. 30, 2012
Stock Option Plan [Abstract]
Summary of Option Plan activity

	Number of shares	Weighted avg. exercise price per share	Range of exercise price per share
Options outstanding at October 1, 2009	62,038	$36.56	$30.33-42.53
Forfeited	(12,500)	42.17	42.17

Options outstanding at September 30, 2010	49,538	35.15	30.33-42.53
Forfeited	0	0	0

Options outstanding at September 30, 2011	49,538	35.15	30.33-42.53
Forfeited	(2,000)	37.54	32.91-42.17

Options outstanding at September 30, 2012	47,538	$35.05	$30.33-42.53

Summary of expiration dates of stock options outstanding

	Number of shares	Weighted average exercise price
Expiring on:
July 27, 2014	3,000	$35.50
November 30, 2014	500	39.79
August 1, 2015	9,000	42.17
August 4, 2015	500	42.53
July 21, 2016	14,500	32.91
November 29, 2016	6,000	39.33
July 24, 2017	14,038	30.33

	47,538	$35.05

Weighted average of options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of exercise prices	Number	Weighted avg. remaining contractual life	Weighted avg. exercise price	Number	Weighted avg. exercise price
$ 35.50	3,000	1.8 years	$35.50	3,000	$35.50
39.79	500	2.2 years	39.79	500	39.79
42.17-42.53	9,500	2.8 years	42.18	9,500	42.18
32.91	14,500	3.8 years	32.91	14,500	32.91
39.33	6,000	4.2 years	39.33	6,000	39.33
30.33	14,038	4.8 years	30.33	14,038	30.33

	47,538			47,538

Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Information [Abstract]
Financial information of company's operating segments

		Mortgage	Other and
Year ended September 30, 2012	Banking	Banking	Eliminations	Consolidated
Net interest income	$50,015	0	(536)	49,479
Provision for loan losses	10,500	0	0	10,500
Other income	(419)	55,631	(1,917)	53,295
General and administrative expenses	26,114	37,445	(732)	62,827
Income tax expense (benefit)	4,998	7,002	(663)	11,337

Net income (loss)	$7,984	11,184	(1,058)	18,110

Total assets	$1,218,998	1,623	20,205	1,240,826

		Mortgage	Other and
Year ended September 30, 2011	Banking	Banking	Eliminations	Consolidated
Net interest income	$52,634	0	(468)	52,166
Provision for loan losses	49,326	0	68	49,394
Other income	(8,878)	34,736	(1,384)	24,474
General and administrative expenses	23,263	31,124	(689)	53,698
Income tax expense (benefit)	(11,101)	1,391	(474)	(10,184)

Net income (loss)	$(17,732)	2,221	(757)	(16,268)

Total assets	$1,231,109	1,496	20,979	1,253,584

		Mortgage	Other and
Year ended September 30, 2010	Banking	Banking	Eliminations	Consolidated
Net interest income	$54,310	0	(462)	53,848
Provision for loan losses	30,500	0	0	30,500
Other income	5,532	42,444	(4,396)	43,580
General and administrative expenses	24,345	33,838	(516)	57,667
Income tax expense (benefit)	1,349	3,313	(1,724)	2,938

Net income (loss)	$3,648	5,293	(2,618)	6,323

Total assets	$1,413,199	1,192	19,805	1,434,196

Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Option/Fair Value Measurements [Abstract]
Assets and Liabilities measured at fair value on recurring basis

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2012 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
U. S. government agency securities	$153,166	142,359	10,807	0
Corporate debt securities	61,018	0	61,018	0
Municipal securities	6	0	6	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	81	0	81	0
Pass through certificates guaranteed by FNMA – adjustable rate	152	0	152	0
FHLMC participation certificates:
Fixed rate	190	0	190	0
Adjustable rate	131	0	131	0
Loans held for sale	163,834	0	163,834	0
Commitments to originate loans	2,559	0	0	2,559
Forward sales commitments	2,194	0	0	2,194

Total assets	$383,331	142,359	236,219	4,753

Liabilities:
Commitments to originate loans	$512	0	0	512
Forward sales commitments	133	0	0	133

Total liabilities	$645	0	0	645

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2011 (in thousands):

		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Fair	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Assets:
Securities, available for sale
Corporate debt securities	$46,912	46,912	0	0
Trust preferred securities	25,196	25,196	0	0
Municipal securities	17	17	0	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	89	0	89	0
Pass through certificates guaranteed by FNMA – adjustable rate	180	0	180	0
FHLMC participation certificates:
Fixed rate	293	0	293	0
Adjustable rate	153	0	153	0
Loans held for sale	115,434	0	115,434	0
Commitments to originate loans	1,254	0	0	1,254
Forward sales commitments	1,623	0	0	1,623

Total assets	$191,151	72,125	116,149	2,877

Liabilities:
Commitments to originate loans	$894	0	0	894
Forward sales commitments	295	0	0	295

Total liabilities	$1,189	0	0	1,189

Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs

	Mortgage	Commitments
	Servicing	to Originate	Forward Sales
	Rights	Loans	Commitments
Balance at October 1, 2010	$263	1,547	(240)
Total realized and unrealized gains (losses):
Included in net income	(263)	(1,187)	1,568

Balance at September 30, 2011	$0	360	1,328
Total realized and unrealized gains:
Included in net income	0	1,687	733

Balance at September 30, 2012	$0	2,047	2,061

Realized and unrealized gains and losses included in net income

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2012, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$0	0	2,420

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2011, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$(330)	67	381

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

Carrying value and fair value of company's financial instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$8,716	8,716	0	0
Stock in Federal Home Loan Bank	7,073	0	7,073	0
Mortgage-backed securities held to maturity	25,921	0	26,117	0
Loans receivable held for investment	734,772	0	0	763,017

Financial Liabilities:
Customer deposit accounts	870,946	0	0	872,160
Brokered deposit accounts	21,367	0	0	21,365
Advances from FHLB	127,000	0	0	130,393
Subordinated debentures	25,774	0	0	9,021

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$5,030	5,030	0	0
Stock in Federal Home Loan Bank	13,551	0	13,551	0
Mortgage-backed securities held to maturity	39,146	0	39,031	0
Loans receivable held for investment	917,134	0	0	922,191

Financial Liabilities:
Customer deposit accounts	784,681	0	0	788,751
Brokered deposit accounts	24,994	0	0	25,002
Advances from FHLB	247,000	0	0	249,456
Subordinated debentures	25,774	0	0	10,000

Carrying values and fair values of the Company's unrecognized financial instruments

	September 30, 2012		September 30, 2011
	Contract or	Estimated	Contract or	Estimated
	notional	unrealized	notional	unrealized
	amount	gain (loss)	amount	gain
Unrecognized financial instruments:
Lending commitments – fixed rate, net	$2,446	11	$7,879	14
Lending commitments – floating rate	926	9	0	0
Commitments to sell loans	0	0	0	0

Parent Company Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Parent Company Financial Information [Abstract]
Schedule of Balance Sheet

	September 30,	September 30,
	2012	2011
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$1,567	1,755
Investment in subsidiary	175,352	153,501
Investment in LLCs	17,222	17,674
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,752	1,422
Other assets	835	1,108

	$197,502	176,234

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Subordinated debentures	$25,774	25,774
Accrued interest payable	225	82

Total liabilities	25,999	25,856

Stockholders’ equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)

Total stockholders’ equity	171,503	150,378

	$197,502	176,234

Schedule of statements of operation

	Years Ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Income:
Income (loss) from subsidiary	$18,835	(15,801)	8,659
Interest and dividend income	0	26	42
Provision for loan losses	0	(68)	0
Gain on sale of real estate	25	37	70
Impairment loss on investment in LLCs	(200)	0	(3,126)
Loss from investment in LLCs	(257)	(126)	(128)

Total income (loss)	18,403	(15,932)	5,517

Expenses:
Interest on subordinated debentures	536	494	504
Professional fees	155	75	87
Other expense	55	60	65

Total expenses	746	629	656

Income (loss) before income tax expense	17,657	(16,561)	4,861
Income tax benefit	(453)	(293)	(1,462)

Net income (loss)	$18,110	(16,268)	6,323

Schedule of statements of cash flows

	Years ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Cash flows from operating activities:
Net income (loss)	$18,110	(16,268)	6,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	0	68	0
Gain on sale of real estate	(25)	(37)	(70)
Loss from investment in LLCs	257	126	128
Impairment loss on investment in LLCs	200	0	3,126
Equity in undistributed earnings of subsidiary	(18,835)	15,801	(4,659)
Change in income taxes receivable	(330)	(40)	(1,278)
Change in accrued interest payable	143	(11)	0
Other	297	(537)	(161)

Net cash provided by (used in) operating activities	(183)	(898)	3,409

Cash flows from investing activities:
Principal repayments of loans receivable	0	630	26
Investment in LLC	(5)	(1)	(7)

Net cash provided by (used in) investing activities	(5)	629	19

Cash flows from financing activities:
Cash dividends paid	0	0	(3,540)
Change in escrows	0	(36)	0

Net cash used in financing activities	0	(36)	(3,540)

Net decrease in cash and cash equivalents	(188)	(305)	(112)

Cash and cash equivalents at beginning of period	1,755	2,060	2,172

Cash and cash equivalents at end of period	$1,567	1,755	2,060

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of reconciliation of basic earnings (loss) per share to diluted earnings (loss) per share
Net income (loss)	$ 18,110	$ (16,268)	$ 6,323
Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding	0	0	0
Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings (loss) per share:
Basic earnings (loss) per share	$ 2.3	$ (2.07)	$ 0.8
Diluted earnings (loss) per share	$ 2.3	$ (2.07)	$ 0.8

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Cash and cash equivalents		$ 5,700,000	$ 995,000
Bank's reserve requirement		3,400,000
Assets designated as trading		0	0
Goodwill		1,800,000	1,800,000
Compensation cost recognized period		5 years
Stock based compensation expenses for stock option		5,000	49,000	78,000
Stock based compensation expenses for stock option, Net of tax		3,000	30,000	48,000
Period for recapture of excess reserve		6 years
Bad debt reserve		3,700,000
Fair value of loan related commitments		4,100,000	1,700,000
Recorded investment	28,100,000
Increase in the allowance for credit losses	8,000,000
Loans with a recorded investment	6,700,000
Increase in the allowance for credit losses for additionally recognized recorded investments	$ 3,300,000
Common shares		47,538	49,538
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		40 years
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years

Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of securities available for sale
Amortized Cost	$ 210,535	$ 73,371
Gross unrealized gains	3,659	517
Gross unrealized losses	4	1,763
Estimated fair value	214,190	72,125
Corporate debt securities [Member]
Summary of securities available for sale
Amortized Cost	57,983	48,412
Gross unrealized gains	3,035	263
Gross unrealized losses	0	1,763
Estimated fair value	61,018	46,912
U.S. Government sponsored agency securities [Member]
Summary of securities available for sale
Amortized Cost	152,546
Gross unrealized gains	624
Gross unrealized losses	4
Estimated fair value	153,166
Trust preferred securities [Member]
Summary of securities available for sale
Amortized Cost		24,942
Gross unrealized gains		254
Gross unrealized losses		0
Estimated fair value		25,196
Municipal securities [Member]
Summary of securities available for sale
Amortized Cost	6	17
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	$ 6	$ 17

Securities Available for Sale (Details 1) (U.S. Government sponsored agency securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
U.S. Government sponsored agency securities [Member]
Summary of the fair value and gross unrealized losses of those securities available for sale
Less than 12 months Estimated Fair Value	$ 19,988
Less than 12 months Gross unrealized Losses	4
12 months or longer Estimated fair value	0
12 months or longer Gross unrealized losses	$ 0

Securities Available for Sale (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Scheduled maturities of securities available for sale
Amortized Cost, Due in less than one year	$ 11,786
Gross unrealized gains, Due in less than one year	10
Gross unrealized losses, Due in less than one year	0
Estimated fair value, Due in less than one year	11,796
Amortized Cost, Due from one to five years	133,396
Gross unrealized gains, Due from one to five years	3,033
Gross unrealized losses, Due from one to five years	0
Estimated fair value, Due from one to five years	136,429
Amortized Cost, Due from five to ten years	34,566
Gross unrealized gains, Due from five to ten years	604
Gross unrealized losses, Due from five to ten years	0
Estimated fair value, Due from five to ten years	35,170
Amortized Cost, Due after ten years	30,787
Gross unrealized gains, Due after ten years	12
Gross unrealized losses, Due after ten years	4
Estimated fair value, Due after ten years	30,795
Amortized Cost	210,535	73,371
Gross unrealized gains	3,659	517
Gross unrealized losses	4	1,763
Estimated fair value	$ 214,190	$ 72,125

Securities Available for Sale (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Principal balances of securities available for sale
Gross unrealized gains	$ 3,659	$ 517
Gross unrealized Losses	4	1,763
FRB advance commitments [Member]
Principal balances of securities available for sale
Amortized cost	3,037	6,225
Gross unrealized gains	95	191
Gross unrealized Losses	0	0
Estimated fair value	$ 3,132	$ 6,416

Securities Available for Sale (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities Available for Sale (Textual) [Abstract]
Gross realized losses	$ 570,000	$ 0	$ 0
Impairment loss in earnings	0	640,000	0
Securities Available for Sale [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized gross gains	$ 227,000	$ 673,000	$ 4,100,000

Securities Held to Maturity (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities Held to Maturity (Textual) [Abstract]
Gain (loss) on sale of securities held to maturity	$ (32,000)	$ 411,000	$ 0
Amortized cost		1,100,000
Held to maturities securities ending balance	$ 0	$ 0

Mortgage-Backed Securities Available for Sale (Details) (Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of mortgage-backed securities available for sale
Amortized cost	$ 520	$ 674
Gross unrealized gains	34	41
Gross unrealized Losses	0	0
Estimated fair value	554	715
Pass-through certificates guaranteed by GNMA - fixed rate [Member] | Fixed Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	78	86
Gross unrealized gains	3	3
Gross unrealized Losses	0	0
Estimated fair value	81	89
Pass-through certificates guaranteed by FNMA - adjustable rate [Member] | Adjustable Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	143	174
Gross unrealized gains	9	6
Gross unrealized Losses	0	0
Estimated fair value	152	180
FHLMC participation certificates- Fixed Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	176	268
Gross unrealized gains	14	25
Gross unrealized Losses	0	0
Estimated fair value	190	293
FHLMC participation certificates- Fixed Rate [Member] | Adjustable Rate [Member]
Summary of mortgage-backed securities available for sale
Amortized cost	123	146
Gross unrealized gains	8	7
Gross unrealized Losses	0	0
Estimated fair value	$ 131	$ 153

Mortgage-Backed Securities Available for Sale (Details 1) (Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Scheduled maturities of mortgage-backed securities available for sale
Amortized cost	$ 520
Gross unrealized gains	34
Gross unrealized Losses	0
Estimated fair value	554
Due from five to ten years [Member]
Scheduled maturities of mortgage-backed securities available for sale
Amortized cost	176
Gross unrealized gains	14
Gross unrealized Losses	0
Estimated fair value	190
Due after ten years [Member]
Scheduled maturities of mortgage-backed securities available for sale
Amortized cost	344
Gross unrealized gains	20
Gross unrealized Losses	0
Estimated fair value	$ 364

Mortgage-Backed Securities Available for Sale (Details 2) (Mortgage Backed Securities [Member], Customer deposit accounts [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Mortgage Backed Securities [Member] | Customer deposit accounts [Member]
Principal balances of mortgage-backed securities available for sale
Amortized cost	$ 393	$ 494
Gross unrealized gains	26	29
Gross unrealized Losses	0	0
Estimated fair value	$ 419	$ 523

Mortgage-Backed Securities Available for Sale (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Mortgage Backed Securities Available for Sale (Textual) [Abstract]
Proceeds from sale of mortgage-backed securities available for sale	$ 0	$ 0	$ 51,154,000
(Gain) loss on sale of securities available for sale			1,400,000
Gain on sale of mortgage-backed securities			39,000
Loss on sale of mortgage backed securities transferred			8,000
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross realized losses			8,000
Amortized cost			$ 8,400,000

Mortgage-Backed Securities Held to Maturity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of mortgage-backed securities held to maturity
Amortized cost		$ 1,100
Estimated fair value	6,292	32,030
Mortgage Backed Securities [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	25,921	39,146
Gross unrealized gains	394	103
Gross unrealized losses	198	218
Estimated fair value	26,117	39,031
FHLMC participation certificates [Member] | Fixed Rate [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	37	45
Gross unrealized gains	3	1
Gross unrealized losses	0	0
Estimated fair value	40	46
FNMA pass-through certificates [Member] | Fixed Rate [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	3	5
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Estimated fair value	3	6
FNMA pass-through certificates [Member] | Balloon Maturity and Adjustable Rate [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	24	28
Gross unrealized gains	1	0
Gross unrealized losses	0	0
Estimated fair value	25	28
FNMA pass-through certificates [Member] | Collateralized Mortgage Obligations [Member]
Summary of mortgage-backed securities held to maturity
Amortized cost	25,857	39,068
Gross unrealized gains	390	101
Gross unrealized losses	198	218
Estimated fair value	$ 26,049	$ 38,951

Mortgage-Backed Securities Held to Maturity (Details 1) (Collateralized Mortgage Obligations [Member], Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Collateralized Mortgage Obligations [Member] | Mortgage Backed Securities [Member]
Fair value and gross unrealized losses of mortgage-backed securities held to maturity
Estimated fair Value, Less than 12 months	$ 8,522
Gross unrealized losses, Less than 12 months	69
Estimated fair Value, 12 months or longer	2,124
Gross unrealized losses, 12 months or longer	$ 129

Mortgage-Backed Securities Held to Maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Scheduled maturities of mortgage-backed securities held to maturity
Due from one to five years, Amortized cost	$ 28
Due from one to five years, Gross unrealized gains	2
Due from one to five years, Gross unrealized losses	0
Due from one to five years, Estimated fair value	30
Due from five to ten years, Amortized cost	1,205
Due from five to ten years, Gross unrealized gain	2
Due from five to ten years, Gross unrealized losses	28
Due from five to ten years, Estimated fair value	1,179
Due after ten years, Amortized cost	24,688
Due after ten years, Gross unrealized gain	390
Due after ten years, Gross unrealized losses	170
Due after ten years, Estimated fair value	24,908
Total, Amortized cost	25,921
Total, Gross unrealized gain	394
Total, Gross unrealized losses	198
Total, Estimated fair value	$ 26,117

Mortgage-Backed Securities Held to Maturity (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of principal balances of mortgage-backed securities held to maturity
Amortized cost	$ 6,235	$ 32,025
Gross unrealized gains	57	100
Gross unrealized losses	0	95
Estimated fair value	6,292	32,030
Customer deposit accounts [Member]
Schedule of principal balances of mortgage-backed securities held to maturity
Amortized cost	19	22
Gross unrealized gains	1	0
Gross unrealized losses	0	0
Estimated fair value	20	22
FRB advance commitments [Member]
Schedule of principal balances of mortgage-backed securities held to maturity
Amortized cost	6,216	32,003
Gross unrealized gains	56	100
Gross unrealized losses	0	95
Estimated fair value	$ 6,272	$ 32,008

Mortgage-Backed Securities Held to Maturity (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Held to Maturity (Textual) [Abstract]
Amortized cost on mortgage backed security	$ 891,000
Loss on sale of mortgage backed securities	$ 32,000

Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Permanent loans on:
Installment loans and lease financing to individuals	$ 7,753	$ 9,028
Total loans receivable held for investment	792,860	1,015,027
Less:
Undisbursed loan funds	(21,014)	(20,944)
Unearned discounts and fees on loans, net of deferred costs	(5,245)	(6,683)
Net loans receivable held for investment	766,601	987,400
Residential Real Estate [Member]
Permanent loans on:
Total mortgage loans	331,310	329,715
Permanent loans on:
Residential properties	163,834	115,434
Business properties [Member]
Permanent loans on:
Total mortgage loans	321,559	409,737
Partially guaranteed by VA or insured by FHA [Member]
Permanent loans on:
Total mortgage loans	3,950	3,947
Construction and development [Member]
Permanent loans on:
Total mortgage loans	110,718	181,663
Total mortgage loans [Member]
Permanent loans on:
Total mortgage loans	767,537	925,062
Commercial Loans [Member]
Permanent loans on:
Commercial loans	$ 17,570	$ 80,937

Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	$ 70,266	$ 32,316	$ 20,699
Provision for loan losses	10,500	49,394	30,500
Losses charged off	(51,685)	(11,780)	(18,884)
Recoveries	2,748	336	1
Ending Allowance for Loan Losses	31,829	70,266	32,316
Residential [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	6,663	4,427	3,680
Provision for loan losses	5,318	4,076	4,117
Losses charged off	(5,329)	(1,840)	(3,371)
Recoveries	289	0	1
Ending Allowance for Loan Losses	6,941	6,663	4,427
Residential Held For Sale [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	12	10	0
Provision for loan losses	(16)	2	10
Losses charged off	0	0	0
Recoveries	4	0	0
Ending Allowance for Loan Losses	0	12	10
Commercial Real Estate [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	13,201	6,708	8,936
Provision for loan losses	7,291	8,679	(505)
Losses charged off	(15,122)	(2,186)	(1,723)
Recoveries	1,716	0	0
Ending Allowance for Loan Losses	7,086	13,201	6,708
Construction and Development [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	41,863	19,018	6,272
Provision for loan losses	1,990	29,682	26,185
Losses charged off	(27,966)	(7,164)	(13,439)
Recoveries	703	327	0
Ending Allowance for Loan Losses	16,590	41,863	19,018
Commercial [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	7,682	1,015	1,123
Provision for loan losses	(4,600)	6,758	65
Losses charged off	(2,569)	(91)	(173)
Recoveries	0	0	0
Ending Allowance for Loan Losses	513	7,682	1,015
Installment [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	845	1,138	688
Provision for loan losses	517	197	628
Losses charged off	(699)	(499)	(178)
Recoveries	36	9	0
Ending Allowance for Loan Losses	$ 699	$ 845	$ 1,138

Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	$ 1,024	$ 39,090
Allowance for loan losses on loans collectively evaluated for impairment	30,805	31,176
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	930,435	1,102,834
Loans individually evaluated for impairment	85,671	150,560
Loans collectively evaluated for impairment	841,519	949,758
Loans acquired with Deteriorated credit quality	3,245	2,516
Residential [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	975	1,498
Allowance for loan losses on loans collectively evaluated for impairment	5,966	5,165
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	332,320	330,077
Loans individually evaluated for impairment	18,440	11,124
Loans collectively evaluated for impairment	310,635	316,437
Loans acquired with Deteriorated credit quality	3,245	2,516
Residential Held For Sale [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	0	12
Allowance for loan losses on loans collectively evaluated for impairment	0	0
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	163,834	115,434
Loans individually evaluated for impairment	0	12
Loans collectively evaluated for impairment	163,834	115,422
Loans acquired with Deteriorated credit quality	0	0
Commercial Real Estate [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	7	4,871
Allowance for loan losses on loans collectively evaluated for impairment	7,079	8,330
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	319,272	405,745
Loans individually evaluated for impairment	24,895	21,653
Loans collectively evaluated for impairment	294,377	384,092
Loans acquired with Deteriorated credit quality	0	0
Construction and Development [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	42	28,031
Allowance for loan losses on loans collectively evaluated for impairment	16,548	13,832
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	89,689	162,021
Loans individually evaluated for impairment	42,267	108,355
Loans collectively evaluated for impairment	47,422	53,666
Loans acquired with Deteriorated credit quality	0	0
Commercial [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	0	4,038
Allowance for loan losses on loans collectively evaluated for impairment	513	3,644
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	17,567	80,555
Loans individually evaluated for impairment	0	8,714
Loans collectively evaluated for impairment	17,567	71,841
Loans acquired with Deteriorated credit quality	0	0
Installment [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	0	640
Allowance for loan losses on loans collectively evaluated for impairment	699	205
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	7,753	9,002
Loans individually evaluated for impairment	69	702
Loans collectively evaluated for impairment	7,684	8,300
Loans acquired with Deteriorated credit quality	$ 0	$ 0

Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loan portfolio based on risk rating
Total Loans Receivable	$ 930,435	$ 1,102,834
Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	727,072	864,487
Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	58,569	31,376
Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	5,012	35,482
Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	139,005	132,399
Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	777	0
Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	39,090
Residential [Member]
Loan portfolio based on risk rating
Total Loans Receivable	332,320	330,077
Residential [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	283,771	312,206
Residential [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	11,076	2,325
Residential [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	4,689	1,268
Residential [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	32,011	12,780
Residential [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	773	0
Residential [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	1,498
Residential Held For Sale [Member]
Loan portfolio based on risk rating
Total Loans Receivable	163,834	115,434
Residential Held For Sale [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	163,834	115,422
Residential Held For Sale [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Residential Held For Sale [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	12
Commercial Real Estate [Member]
Loan portfolio based on risk rating
Total Loans Receivable	319,272	405,745
Commercial Real Estate [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	256,158	351,132
Commercial Real Estate [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	28,439	12,864
Commercial Real Estate [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	323	10,810
Commercial Real Estate [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	34,352	26,068
Commercial Real Estate [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Commercial Real Estate [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	4,871
Construction and Development [Member]
Loan portfolio based on risk rating
Total Loans Receivable	89,689	162,021
Construction and Development [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	14,370	28,668
Construction and Development [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	19,054	16,187
Construction and Development [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	353
Construction and Development [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	56,261	88,782
Construction and Development [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	4	0
Construction and Development [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	28,031
Commercial [Member]
Loan portfolio based on risk rating
Total Loans Receivable	17,567	80,555
Commercial [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	1,318	48,822
Commercial [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Commercial [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	23,020
Commercial [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	16,249	4,675
Commercial [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Commercial [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	4,038
Installment [Member]
Loan portfolio based on risk rating
Total Loans Receivable	7,753	9,002
Installment [Member] | Pass [Member]
Loan portfolio based on risk rating
Total Loans Receivable	7,621	8,237
Installment [Member] | Pass-Watch [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Installment [Member] | Special Mention [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	31
Installment [Member] | Substandard [Member]
Loan portfolio based on risk rating
Total Loans Receivable	132	94
Installment [Member] | Doubtful [Member]
Loan portfolio based on risk rating
Total Loans Receivable	0	0
Installment [Member] | Loss [Member]
Loan portfolio based on risk rating
Total Loans Receivable	$ 0	$ 640

Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loan portfolio aging analysis
30 to 59 Days Past Due	$ 2,692	$ 7,704
60 to 89 Days Past Due	2,853	2,154
Greater Than 90 Days	28,063	41,271
Total Past Due	33,608	51,129
Current	896,827	1,051,705
Net loans receivable held for investment	930,435	1,102,834
Total loans >90 Days & Accruing	7,114	0
Residential [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	1,727	3,678
60 to 89 Days Past Due	1,439	1,875
Greater Than 90 Days	16,430	10,407
Total Past Due	19,596	15,960
Current	312,724	314,117
Net loans receivable held for investment	332,320	330,077
Total loans >90 Days & Accruing	5,183	0
Residential Held For Sale [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	1
Greater Than 90 Days	0	1
Total Past Due	0	2
Current	163,834	115,432
Net loans receivable held for investment	163,834	115,434
Total loans >90 Days & Accruing	0	0
Commercial Real Estate [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	217	4,013
60 to 89 Days Past Due	714	0
Greater Than 90 Days	6,082	5,671
Total Past Due	7,013	9,684
Current	312,259	396,061
Net loans receivable held for investment	319,272	405,745
Total loans >90 Days & Accruing	0	0
Construction and development [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	567	0
60 to 89 Days Past Due	633	259
Greater Than 90 Days	5,487	17,056
Total Past Due	6,687	17,315
Current	83,002	144,706
Net loans receivable held for investment	89,689	162,021
Total loans >90 Days & Accruing	1,931	0
Commercial [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	8,067
Total Past Due	0	8,067
Current	17,567	72,488
Net loans receivable held for investment	17,567	80,555
Total loans >90 Days & Accruing	0	0
Installment [Member]
Loan portfolio aging analysis
30 to 59 Days Past Due	181	13
60 to 89 Days Past Due	67	19
Greater Than 90 Days	64	69
Total Past Due	312	101
Current	7,441	8,901
Net loans receivable held for investment	7,753	9,002
Total loans >90 Days & Accruing	$ 0	$ 0

Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Company nonaccrual loans
Financing Receivable, Recorded Investment	$ 74,767	$ 41,271
Residential [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	23,147	10,407
Residential Held For Sale [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	0	1
Commercial Real Estate [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	20,952	5,671
Construction and development [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	30,606	17,056
Commercial [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	0	8,067
Installment [Member]
Company nonaccrual loans
Financing Receivable, Recorded Investment	$ 62	$ 69

Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Troubled debt restructurings [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	$ 63,384	$ 81,805
Troubled debt restructurings [Member] | Residential [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	6,156	3,868
Troubled debt restructurings [Member] | Residential Held For Sale [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Troubled debt restructurings [Member] | Commercial Real Estate [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	17,384	6,250
Troubled debt restructurings [Member] | Construction and development [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	39,844	71,687
Troubled debt restructurings [Member] | Commercial [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Troubled debt restructurings [Member] | Installment [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Performing troubled debt restructurings [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	15,926	72,603
Performing troubled debt restructurings [Member] | Residential [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	593	848
Performing troubled debt restructurings [Member] | Residential Held For Sale [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Performing troubled debt restructurings [Member] | Commercial Real Estate [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	3,812	6,250
Performing troubled debt restructurings [Member] | Construction and development [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	11,521	65,505
Performing troubled debt restructurings [Member] | Commercial [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	0	0
Performing troubled debt restructurings [Member] | Installment [Member]
Troubled debt restructurings
Total Financing Receivable Modifications Recorded Investment	$ 0	$ 0

Loans Receivable (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Residential [Member]
Loans without a specific valuation allowance:
Recorded Balance	$ 16,849	$ 5,035
Unpaid Principal Balance	19,394	5,088
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	18,252	5,006
Interest Income Recognized	776	181
Loans with a specific valuation allowance
Recorded Balance	4,836	4,591
Unpaid Principal Balance	4,910	6,188
Specific Allowance	974	1,498
YTD Average Investment in Impaired Loans	4,836	5,299
Interest Income Recognized	260	198
Total Impaired Loans
Recorded Balance	21,685	9,626
Unpaid Principal Balance	24,304	11,276
Specific Allowance	974	1,498
YTD Average Investment in Impaired Loans	23,088	10,305
Interest Income Recognized	1,036	379
Residential Held For Sale [Member]
Loans without a specific valuation allowance:
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	0	0
Interest Income Recognized	0	0
Loans with a specific valuation allowance
Recorded Balance	0	0
Unpaid Principal Balance	0	12
Specific Allowance	0	12
YTD Average Investment in Impaired Loans	0	11
Interest Income Recognized	0	0
Total Impaired Loans
Recorded Balance	0	0
Unpaid Principal Balance	0	12
Specific Allowance	0	12
YTD Average Investment in Impaired Loans	0	11
Interest Income Recognized	0	0
Commercial Real Estate [Member]
Loans without a specific valuation allowance:
Recorded Balance	21,574	5,703
Unpaid Principal Balance	30,652	5,732
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	24,961	5,816
Interest Income Recognized	1,796	445
Loans with a specific valuation allowance
Recorded Balance	3,322	11,079
Unpaid Principal Balance	3,955	15,985
Specific Allowance	7	4,871
YTD Average Investment in Impaired Loans	3,949	13,525
Interest Income Recognized	215	663
Total Impaired Loans
Recorded Balance	24,896	16,782
Unpaid Principal Balance	34,607	21,717
Specific Allowance	7	4,871
YTD Average Investment in Impaired Loans	28,910	19,341
Interest Income Recognized	2,011	1,108
Construction and development [Member]
Loans without a specific valuation allowance:
Recorded Balance	40,633	31,072
Unpaid Principal Balance	45,873	31,074
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	46,820	29,786
Interest Income Recognized	2,658	1,520
Loans with a specific valuation allowance
Recorded Balance	1,634	49,252
Unpaid Principal Balance	1,668	77,322
Specific Allowance	42	28,031
YTD Average Investment in Impaired Loans	1,698	58,272
Interest Income Recognized	100	3,413
Total Impaired Loans
Recorded Balance	42,267	80,324
Unpaid Principal Balance	47,541	108,396
Specific Allowance	42	28,031
YTD Average Investment in Impaired Loans	48,518	88,058
Interest Income Recognized	2,758	4,933
Commercial [Member]
Loans without a specific valuation allowance:
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	0	0
Interest Income Recognized	0	0
Loans with a specific valuation allowance
Recorded Balance	0	4,675
Unpaid Principal Balance	0	8,790
Specific Allowance	0	4,038
YTD Average Investment in Impaired Loans	0	6,063
Interest Income Recognized	0	91
Total Impaired Loans
Recorded Balance	0	4,675
Unpaid Principal Balance	0	8,790
Specific Allowance	0	4,038
YTD Average Investment in Impaired Loans	0	6,063
Interest Income Recognized	0	91
Installment [Member]
Loans without a specific valuation allowance:
Recorded Balance	68	0
Unpaid Principal Balance	570	0
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	69	0
Interest Income Recognized	17	0
Loans with a specific valuation allowance
Recorded Balance	0	62
Unpaid Principal Balance	0	704
Specific Allowance	0	640
YTD Average Investment in Impaired Loans	0	216
Interest Income Recognized	0	40
Total Impaired Loans
Recorded Balance	68	62
Unpaid Principal Balance	570	704
Specific Allowance	0	640
YTD Average Investment in Impaired Loans	69	216
Interest Income Recognized	$ 17	$ 40

Loans Receivable (Details 8) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Mortgage loans:
Total mortgage loans	$ 767,537	$ 925,062
1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	335,260	339,635
5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	30,149	59,831
Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	291,410	343,933
Construction and Development [Member]
Mortgage loans:
Total mortgage loans	110,718	181,663
Missouri [Member]
Mortgage loans:
Total mortgage loans	247,521	290,035
Missouri [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	132,459	135,518
Missouri [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	17,319	35,918
Missouri [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	41,306	47,953
Missouri [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	56,437	70,646
Kansas [Member]
Mortgage loans:
Total mortgage loans	103,628	183,322
Kansas [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	41,320	40,808
Kansas [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	457	5,842
Kansas [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	15,278	34,356
Kansas [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	46,573	102,316
Texas [Member]
Mortgage loans:
Total mortgage loans	68,657	72,279
Texas [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	21,519	19,004
Texas [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,583	6,399
Texas [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	41,555	46,876
Texas [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Colorado [Member]
Mortgage loans:
Total mortgage loans	44,140	47,855
Colorado [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,035	5,452
Colorado [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	1,595	1,686
Colorado [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	37,510	40,717
Colorado [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
California [Member]
Mortgage loans:
Total mortgage loans	28,503	26,139
California [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	20,719	19,122
California [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
California [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	7,784	7,017
California [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Arizona [Member]
Mortgage loans:
Total mortgage loans	17,396	25,646
Arizona [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	10,242	9,905
Arizona [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	478
Arizona [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	4,377	11,367
Arizona [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	2,777	3,896
Georgia [Member]
Mortgage loans:
Total mortgage loans	17,815
Georgia [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	4,226
Georgia [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	847
Georgia [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	12,742
Georgia [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0
Oklahoma [Member]
Mortgage loans:
Total mortgage loans		25,346
Oklahoma [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans		2,880
Oklahoma [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans		3,862
Oklahoma [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans		18,604
Oklahoma [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans		0
Florida [Member]
Mortgage loans:
Total mortgage loans	23,523	25,036
Florida [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	14,459	14,212
Florida [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	872
Florida [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	7,313	7,470
Florida [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	1,751	2,482
Illinois [Member]
Mortgage loans:
Total mortgage loans	20,205	20,011
Illinois [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,069	6,504
Illinois [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	192
Illinois [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	11,956	11,217
Illinois [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	3,180	2,098
North Carolina [Member]
Mortgage loans:
Total mortgage loans	16,932	19,309
North Carolina [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	6,967	7,698
North Carolina [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
North Carolina [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	9,965	11,611
North Carolina [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Ohio [Member]
Mortgage loans:
Total mortgage loans	16,614	16,850
Ohio [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	2,865	3,159
Ohio [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
Ohio [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	13,749	13,691
Ohio [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Indiana [Member]
Mortgage loans:
Total mortgage loans	16,398	15,916
Indiana [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	2,001	2,069
Indiana [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
Indiana [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	14,397	13,847
Indiana [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Washington [Member]
Mortgage loans:
Total mortgage loans	14,470	15,300
Washington [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,463	5,796
Washington [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
Washington [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	9,007	9,504
Washington [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Other [Member]
Mortgage loans:
Total mortgage loans	131,735	142,018
Other [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	62,916	67,508
Other [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	4,348	4,582
Other [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	64,471	69,703
Other [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	$ 0	$ 225

Loans Receivable (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Representations and warranties reserves Rollforward
Beginning	$ 3,535	$ 2,157	$ 1,063
Additions to reserve	2,022	2,754	1,848
Losses and penalties incurred	(290)	(1,376)	(754)
Ending	$ 5,267	$ 3,535	$ 2,157

Loans Receivable (Details Textual) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended							3 Months Ended				12 Months Ended									12 Months Ended		3 Months Ended			3 Months Ended					3 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Clearances	Sep. 30, 2011 Clearances	Sep. 30, 2010	Mar. 31, 2011	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Mortgage Loans over $250,000 [Member]	Sep. 30, 2012 Residential Mortgage [Member]	Sep. 30, 2011 Residential Mortgage [Member]	Sep. 30, 2010 Residential Mortgage [Member]	Sep. 30, 2012 Residential Mortgage [Member] Minimum [Member]	Sep. 30, 2012 Residential Mortgage [Member] Maximum [Member]	Sep. 30, 2011 Residential Mortgage [Member] Maximum [Member]	Sep. 30, 2012 Residential Mortgage [Member] Mortgage Loans over $1,000,000 [Member] Minimum [Member]	Sep. 30, 2012 Residential [Member] Contract	Jun. 30, 2012 Residential [Member] Contract	Mar. 31, 2012 Residential [Member] Contract	Sep. 30, 2011 Residential [Member] Contract	Sep. 30, 2012 Construction Loans [Member] Minimum [Member]	Sep. 30, 2012 Construction Loans [Member] Maximum [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Raw Land [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Land development [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Residential and non-residential construction [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Minimum [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Maximum [Member]	Sep. 30, 2012 Commercial Real Estate [Member]	Sep. 30, 2011 Commercial Real Estate [Member] Contract	Sep. 30, 2012 Commercial Real Estate [Member] Minimum [Member] Dwelling	Sep. 30, 2012 Commercial Real Estate [Member] Maximum [Member] Dwelling	Sep. 30, 2012 Construction and Land Development [Member] Contract	Jun. 30, 2012 Construction and Land Development [Member] Contract	Mar. 31, 2012 Construction and Land Development [Member] Contract	Jun. 30, 2012 Commercial [Member] Contract	Mar. 31, 2012 Commercial [Member] Contract	Sep. 30, 2012 Commercial [Member] Contract	Sep. 30, 2011 Commercial [Member]	Jun. 30, 2012 Additional commercial loan [Member] Contract	Jun. 30, 2012 Land Development Loans [Member]	Sep. 30, 2012 Land Development Loans [Member]	Dec. 31, 2011 Land Development Loans [Member] Contract	Sep. 30, 2011 Land Development Loans [Member] Contract	Sep. 30, 2012 Commercial Properties [Member]	Sep. 30, 2011 Commercial Properties [Member]	Sep. 30, 2012 Additional Residential Loan [Member] Contract	Jun. 30, 2012 Modified loan [Member]
Loans Receivable (Textual) [Abstract]
Participating interests included in mortgage loans and wholly owned mortgage loans										$ 4,100,000	$ 5,300,000
Loans and participations serviced for others										27,300,000	65,500,000
Mortgage loans pledged to secure FHLB advances										508,900,000	638,200,000
Maximum Percentage of Loans fully or partially owned by executive officers, directors and their associates														5.00%	5.00%
Amount of loan approved by CEO/EVP/Chief Credit Officer																1,000,000
Proceeds from the sale of loans receivable held for sale			1,849,956,000	1,693,002,000	1,703,708,000					1,850,000,000	1,693,000,000	1,703,700,000
Bank realized gross gains on the sale of loans held for sale										48,800,000	29,400,000	36,600,000
Bank realized gross losses on the sale of loans held for sale										2,000	140,000	17,000
Loan-to-value ratio										80.00%													65.00%	75.00%	85.00%
Construction and development loans			2.5 million or greater
Construction and development loan			2,500,000
Adjustable rate mortgages initial period for fixed rate years													1 year	7 years
Minimum loan approval amount									250,000
Loan Receivable Initial term of construction loans																					12 months	18 months				24 months	48 months
Recurring period of renewal of commitment period																										6 months
Typical extension period allowed bank after maturity																										6 months
Dwelling units																														5	36
Risk-weight for risk-based capital requirements																												50.00%
Annual average occupancy rate																												80.00%
Loans to value percentage criteria based																												80.00%
Risk-weight for risk-based capital requirements others																												100.00%
Outstanding criteria for review of loan included in borrower relationship																												5,000,000
Outstanding criteria for review for each individual loan																												1,000,000
Frequency of collateral inspection of each loan receivable, years																												Annual
Outstanding criteria for collateral inspection of each loan receivable on annual basis, years																												1,000,000
Collateral inspections are obtained on a triennial basis							500,000	1,000,000
Modified residential loans																	408,000	400,000	155,000	792,000									5,600,000			4,700,000	6,400,000	17,900,000	2,600,000	3,000,000	9,600,000		2,300,000			3,200,000	98,500,000			1,100,000
Reduction in principal balance																	64,000	269,000
No. of loans modified																	1	1	2	3									5			10	11	10	1	1	3		1			5	96			4
Increase in modified loan																																															198,000
Period of modified loan																																															5 years
Principal payment				25,000																																1,500,000
Specific loss allowances						28,100,000														53,000																						418,000	24,700,000
Recorded investment defaulted										4,000,000	395,000																														2,600,000		8,900,000	11,400,000	3,800,000
Construction and land development loans modification extension term																	3 years															6 months	6 months		3 months					6 months
Days of early payment expiry							90 days
Days of early payment expiry								180 days
Loans Receivable (Additional Textual) [Abstract]
Financial information requested for commercial real estate loan			Collateral inspections are obtained on an annual basis for each loan over $1 million, and on a triennial basis for each loan between $500,000.
Additional funds committed to be advanced				0
Outstanding Commitments	235,000		235,000	1,300,000
Provision for loan losses			10,500,000	49,394,000	30,500,000
Nonaccrual loans increased		41,400,000
Nonaccrual loans still performing under terms of their contract	74,767,000		74,767,000	41,271,000													23,147,000			10,407,000								20,952,000	5,671,000								0	8,067,000
Percentage of nonaccrual loans paid current	78.60%		78.60%
Non accrual status loans receivable due period			90 days
Gross interest income	1,200,000		1,200,000	2,800,000	1,800,000
Loans Sold with recourse	9,500,000,000		9,500,000,000
Loans sold with recourse outstanding	5,700,000,000		5,700,000,000	4,700,000,000
Total liability recourse	5,300,000		5,300,000	3,500,000
Repurchase of Loans Losses	9,900,000		9,900,000	11,600,000	6,100,000
Total losses incurred on repurchased loans			290,000	1,400,000	754,000
Prior approval required from the Bank's Board of Directors with a minimum proposed balance			2,500,000
Loan to value ratio			80.00%
Appraisal report required for the loan			250,000
Total investment in other states	10,000,000		10,000,000
Number of repurchase requests cleared			29	18
Number of repurchase requests received			71	60
Percentage of repurchase requests cleared			41.00%	30.00%
Total measured impairment	$ 1,000,000

Foreclosed Assets Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Real estate owned and other repossessed property
Real estate acquired through (or by deed in lieu of) foreclosure	$ 17,040	$ 27,232
Allowance for losses on real estate acquired through foreclosure	0	(10,295)
Total	$ 17,040	$ 16,937

Foreclosed Assets Held for Sale (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for losses on real estate owned
Balance at beginning of year	$ 10,295	$ 2,327	$ 0
Provision for loss	4,265	11,383	2,649
Charge-offs	(14,715)	(3,982)	(1,060)
Recoveries	155	567	738
Balance at end of year	$ 0	$ 10,295	$ 2,327

Foreclosed Assets Held for Sale (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Foreclosed Assets Held for Sale (Textual) [Abstract]
Specific allowances on real estate owned charged off	$ 9.4
Net expenses		$ 1.7	$ 1.9	$ 2

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of premises and equipment
Land	$ 4,308	$ 4,308
Buildings and improvements	12,954	12,726
Furniture, fixtures and equipment	15,456	13,127
Premises and equipment, gross	32,718	30,161
Accumulated depreciation	(17,446)	(15,727)
Total	$ 15,272	$ 14,434

Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Future minimum rental commitments under noncancelable leases
2013	$ 823
2014	802
2015	793
2016	723
2017	723
Thereafter	$ 121

Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Premises and Equipment (Textual) [Abstract]
Amounts paid for rent expense	$ 866,000	$ 704,000	$ 552,000

Investment in LLCs (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Results for internal valuation model and the carrying value of its investment in Central Platte
Total carrying value of investment in LLCs	$ 17,222	$ 17,674
Central Platte Holdings [Member]
Results for internal valuation model and the carrying value of its investment in Central Platte
Method 1	14,955
Method 2	15,510
Method 3	17,655
Average of methods 1, 2, and 3	16,040
Total carrying value of investment in LLCs	$ 15,858

Investment in LLCs (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2012 Entity	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2012 Central Platte Holdings [Member]	Sep. 30, 2010 Central Platte Holdings [Member]	Sep. 30, 2012 Central Platte Holdings [Member]	Sep. 30, 2010 NBH, LLC [Member]	Sep. 30, 2012 NBH, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Company's investment						50.00%		50.00%
Impairment charge	$ 200,000	$ 0	$ 3,126,000	$ 200,000	$ 2,000,000		$ 1,100,000
Impairment charge net of tax					1,200,000		693,000
Total carrying value of investment in LLCs	17,222,000	17,674,000				15,858,000		1,400,000
Weighting of final impairment analysis						0
Investment In LLCs (Textual) [Abstract]
Individual carrying value of investment in LLCs			$ 0
Number of limited liability entities in which entity having membership	2
Time to build out for development	18 years

Customer and Brokered Deposit Accounts (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Customer and brokered deposit accounts
Demand Deposit Accounts	$ 91,190	$ 95,071
Percentage of demand deposit accounts	10.00%	12.00%
Savings accounts	126,174	137,174
Percentage of savings account	14.00%	17.00%
Money market demand accounts	78,407	33,214
Percentage of money market demand accounts	9.00%	4.00%
Certificates of accounts	575,175	519,222
Percentage of Certificates of accounts	65.00%	64.00%
Brokered accounts	21,367	24,994
Percentage of Brokered accounts	2.00%	3.00%
Deposits, Total	$ 892,313	$ 809,675
Percentage of total deposits	100.00%	100.00%
Weighted Average Interest Rate	0.82%	1.27%

Customer and Brokered Deposit Accounts (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits by Maturity [Abstract]
2013	$ 505,101
2014	54,475
2015	22,171
2016	6,388
2017	6,389
2018 and after	2,018
Certificates of accounts	575,175	519,222
Brokered accounts	21,367	24,994
Total	596,542
Certificate accounts [Member]
Deposits by Maturity [Abstract]
2013	483,734
2014	54,475
2015	22,171
2016	6,388
2017	6,389
2018 and after	2,018
Certificates of accounts	575,175
Brokered accounts [Member]
Deposits by Maturity [Abstract]
2013	21,367
2014	0
2015	0
2016	0
2017	0
2018 and after	0
Brokered accounts	$ 21,367

Customer and Brokered Deposit Accounts (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest expense on customer deposit accounts
Savings accounts	$ 658	$ 746	$ 690
Money market demand and demand deposit accounts	525	291	320
Certificate and brokered accounts	7,968	14,184	16,466
Total	$ 9,151	$ 15,221	$ 17,476

Customer and Brokered Deposit Accounts (Details Textual) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Customer and Brokered Deposit Accounts (Textual) [Abstract]
Aggregate amount of certificate accounts	$ 213.2	$ 147.9
Certificate accounts acquired through a deposit listing service	$ 36.5

Advances From Federal Home Loan Bank (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of advances by year of maturity
2012	$ 0	$ 147,000
Weighted average rate in 2012	0.00%	0.57%
2013	27,000	25,000
Weighted average rate in 2013	1.45%	1.54%
2014	0	0
Weighted average rate in 2014	0.00%	0.00%
2015	50,000	50,000
Weighted average rate in 2015	1.83%	1.83%
2016	25,000	25,000
Weighted average rate in 2016	1.57%	1.57%
2017	25,000	0
Weighted average rate in 2017	1.53%	0.00%
Total	$ 127,000	$ 247,000
Weighted Average Rate, Total	1.64%	1.03%

Advances From Federal Home Loan Bank (Details Textual) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Advances From Federal Home Loan Bank (Textual) [Abstract]
Outstanding advances not secured by FHLB stock	150.00%
Advances that were callable at the option of the Federal Home Loan Bank	$ 0	$ 0

Subordinated Debentures (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Jul. 11, 2012
Debt Instrument [Line Items]
Deferment period of trust preferred securities	5 years
Subordinated Debentures (Textual) [Abstract]
Trust preferred securities	$ 25
Debentures are callable, in whole or in part	After five years of the issuance date
Deferral of Interest Payment Notification		5 years
Subordinated Debentures Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Interest rate on trust preferred securities over 3 month LIBOR	1.65%
Term of debentures	30 years
Reference rate description	3-month LIBOR
Trust preferred securities [Member]
Debt Instrument [Line Items]
Interest rate on trust preferred securities over 3 month LIBOR	1.65%
Term of trust preferred securities	30 years
Reference rate description	3-month LIBOR

Income Taxes (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Differences between the effective income tax rates
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.10%	3.00%	3.20%
Other, net	0.40%	0.50%	(6.50%)
Total	38.50%	38.50%	31.70%

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Temporary differences and their related tax effect
Deferred loan fees and costs	$ (28)	$ 3	$ (11)
Accrued interest receivable	410	(522)	21
Tax depreciation vs. book depreciation	97	132	124
Basis difference on investments	(5)	2	(10)
Loan loss reserves	(237)	(1,661)	(6,332)
Mark-to-market adjustment	935	149	460
Mortgage servicing rights	0	(64)	(21)
Impairment loss on investment in LLCs	(74)	0	(1,207)
Accrued expenses	(845)	(1,732)	(135)
Other	(114)	(40)	(62)
Total	$ 139	$ (3,733)	$ (7,173)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Loan loss reserves	$ 16,220	$ 15,983
Accrued interest receivable	552	962
Accrued expenses	2,878	2,033
Unrealized loss on securities available for sale	0	464
Impairment loss on LLCs	1,281	1,207
Deferred income tax assets Total	20,931	20,649
Deferred income tax liabilities:
Basis difference on investments	(7)	(12)
Deferred loan fees and costs	(394)	(422)
Unrealized gain on securities available for sale	(1,420)	0
Mark-to-market adjustment	(1,569)	(634)
Book depreciation in excess of tax depreciation	(193)	(96)
Other	(149)	(264)
Deferred income tax liabilities, Total	(3,732)	(1,428)
Net deferred tax asset	$ 17,199	$ 19,221

Income Taxes (Details Textual)	12 Months Ended
Sep. 30, 2012
Maximum [Member]
Income taxes (Textual) [Abstract]
Open year for income tax examination by IRS and others minimum	2011
Minimum [Member]
Income taxes (Textual) [Abstract]
Open year for income tax examination by IRS and others minimum	2009

Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stockholders Equity (Textual) [Abstract]
Cash dividends paid	$ 0	$ 0	$ 3,540
Quarterly cash dividend paid per share			$ 0.225
Number of shares repurchased	0

Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of relationship between the Bank's capital and regulatory requirements
GAAP capital (Bank only)	$ 175,352	$ 153,502
Adjustment for regulatory capital:
Intangible assets	(2,371)	(2,471)
Reverse the effect of SFAS No. 115	(2,269)	741
Tangible Capital	170,712	151,772
Qualifying intangible assets	0	0
Tier 1 capital (core capital)	170,712	151,772
Qualifying valuation allowance	12,814	13,768
Risk-based capital	183,526	165,540
Summary of regulatory capital requirements
Total risk-based capital to risk weighted assets, amount	183,526	165,540
Total risk-based capital to risk-weighted assets, Actual, ratio	18.20%	15.30%
Total risk-based capital to risk-weighted assets, minimum required for capital adequacy purposes, amount	80,565	86,721
Total risk-based capital to risk-weighted assets, minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Total risk-based capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, amount	100,707	108,402
Total risk-based capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, ratio	10.00%	10.00%
Tier I capital to adjusted tangible assets, Actual, amount	170,712	151,772
Tier I capital to adjusted tangible assets, Actual, ratio	14.10%	12.30%
Tier I capital to adjusted tangible assets, minimum required for capital adequacy purposes, amount	48,581	49,253
Tier I capital to adjusted tangible assets, minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier I capital to adjusted tangible assets, to be "well capitalized" under prompt corrective action provisions, amount	60,726	61,567
Tier I capital to adjusted tangible assets, to be "well capitalized" under prompt corrective action provisions, ratio	5.00%	5.00%
Tangible capital to tangible assets, actual, amount	170,712	151,772
Tangible capital to tangible assets, Actual, ratio	14.10%	12.30%
Tangible capital to tangible assets. minimum required for capital adequacy purposes, amount	18,218	18,470
Tangible capital to tangible assets, minimum required for capital adequacy purposes, ratio	1.50%	1.50%
Tangible capital to tangible assets, to be "well capitalized" under prompt corrective action provisions, amount
Tangible capital to tangible assets, to be "well capitalized" under prompt corrective action provisions, ratio
Tier I capital to risk-weighted assets, Actual, amount	170,712	151,772
Tier I capital to risk-weighted assets, Actual, ratio	17.00%	14.00%
Tier I capital to risk-weighted assets, minimum required for capital adequacy purposes, amount
Tier I capital to risk-weighted assets, minimum required for capital adequacy purposes, ratio
Tier I capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, amount	$ 60,424	$ 65,041
Tier I capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, ratio	6.00%	6.00%

Regulatory Capital Requirements (Details Textual)	Sep. 30, 2012	Sep. 30, 2011
Supervisory Agreement [Abstract]
Minimum ratios of tangible capital	1.50%	1.50%
Minimum ratios of core capital	4.00%
Minimum ratios of total risk-based capital
Bank's Tier 1 leverage capital requirement	10.00%
Bank's total risk based capital requirement	13.00%
Bank's Tier 1 leverage capital actual	14.10%	12.30%
Bank's total risk based capital actual	18.20%	15.30%

Employees' Retirement Plan (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee's Retirement Plan (Textual) [Abstract]
Maximum monthly contributions for the benefit of each participant from participants monthly base salary	3.00%
Banks contributions to retirement plan	$ 645,000	$ 523,000	$ 583,000

Stock Option Plan (Details) (USD $)	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2011 Maximum [Member]	Sep. 30, 2010 Maximum [Member]	Sep. 30, 2008 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2010 Minimum [Member]	Sep. 30, 2008 Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price per share, options outstanding									$ 30.33	$ 30.33	$ 30.33	$ 30.33
Weighted average exercise price per share, options outstanding, upper range					$ 42.53	$ 42.53	$ 42.53	$ 42.53
Range of exercise price per share, forfeited		$ 0	$ 42.17		$ 42.17				$ 32.91
Summary of Option Plan activity
Number Number of shares, options outstanding shares, options outstanding	47,538	49,538	49,538	62,038
Number of shares, forfeited	(2,000)	0	(12,500)
Options Outstanding, Weighted avg. exercise price	$ 35.05	$ 35.15	$ 35.15	$ 36.56
Weighted average exercise price per share, forfeited	$ 37.54	$ 0	$ 42.17

Stock Option Plan (Details 1) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	47,538	49,538	49,538	62,038
Weighted average exercise price	$ 35.05	$ 35.15	$ 35.15	$ 36.56
July 27, 2014 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	3,000
Weighted average exercise price	$ 35.5
November 30, 2014 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	500
Weighted average exercise price	$ 39.79
August 1, 2015 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	9,000
Weighted average exercise price	$ 42.17
August 4, 2015 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	500
Weighted average exercise price	$ 42.53
July 21, 2016 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	14,500
Weighted average exercise price	$ 32.91
November 29, 2016 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	6,000
Weighted average exercise price	$ 39.33
July 24, 2017 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	14,038
Weighted average exercise price	$ 30.33

Stock Option Plan (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Weighted average of options outstanding and exercisable
Options Exercisable, Number	47,538
Options Outstanding, Weighted avg. remaining contractual life	3 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 35.05	$ 35.15	$ 35.15	$ 36.56
Number Number of shares, options outstanding shares, options outstanding	47,538	49,538	49,538	62,038
Range Of Exercise Prices One [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 35.5
Options Exercisable, Number	3,000
Options Outstanding, Weighted avg. remaining contractual life	1 year 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 35.5
Options Exercisable, Weighted avg. exercise price	$ 35.5
Number Number of shares, options outstanding shares, options outstanding	3,000
Range Of Exercise Prices Two [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 39.79
Options Exercisable, Number	500
Options Outstanding, Weighted avg. remaining contractual life	2 years 2 months 12 days
Options Outstanding, Weighted avg. exercise price	$ 39.79
Options Exercisable, Weighted avg. exercise price	$ 39.79
Number Number of shares, options outstanding shares, options outstanding	500
Range Of Exercise Prices Three [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Lower Limit	$ 42.17
Range of exercise prices, Upper Limit	$ 42.53
Options Exercisable, Number	9,500
Options Outstanding, Weighted avg. remaining contractual life	2 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 42.18
Options Exercisable, Weighted avg. exercise price	$ 42.18
Number Number of shares, options outstanding shares, options outstanding	9,500
Range Of Exercise Prices Four [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 32.91
Options Exercisable, Number	14,500
Options Outstanding, Weighted avg. remaining contractual life	3 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 32.91
Options Exercisable, Weighted avg. exercise price	$ 32.91
Number Number of shares, options outstanding shares, options outstanding	14,500
Range Of Exercise Prices Five [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 39.33
Options Exercisable, Number	6,000
Options Outstanding, Weighted avg. remaining contractual life	4 years 2 months 12 days
Options Outstanding, Weighted avg. exercise price	$ 39.33
Options Exercisable, Weighted avg. exercise price	$ 39.33
Number Number of shares, options outstanding shares, options outstanding	6,000
Range Of Exercise Prices Six [Member]
Weighted average of options outstanding and exercisable
Range of exercise prices, Upper Limit	$ 30.33
Options Exercisable, Number	14,038
Options Outstanding, Weighted avg. remaining contractual life	4 years 9 months 18 days
Options Outstanding, Weighted avg. exercise price	$ 30.33
Options Exercisable, Weighted avg. exercise price	$ 30.33
Number Number of shares, options outstanding shares, options outstanding	14,038

Stock Option Plan (Details Textual)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Option Plan (Textual) [Abstract]
Common stock granted	250,000
Option Period	10 years
Maximum Option Price	100.00%
Weighted average remaining contractual life of options outstanding	3 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days
Option immediately exercisable	47,538
Options exercisable at future dates	0

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Financial information of company's operating segments
Net interest income	$ 49,479	$ 52,166	$ 53,848
Other income	3,628	(358)	(580)
General and administrative expenses	62,827	53,698	57,667
Income tax expense (benefit)	11,337	(10,184)	2,938
Net income (loss)	18,110	(16,268)	6,323
Total assets	1,240,826	1,253,584
Banking [Member]
Financial information of company's operating segments
Net interest income	50,015	52,634	54,310
Provision for loan losses	10,500	49,326	30,500
Other income	(419)	(8,878)	5,532
General and administrative expenses	26,114	23,263	24,345
Income tax expense (benefit)	4,998	(11,101)	1,349
Net income (loss)	7,984	(17,732)	3,648
Total assets	1,218,998	1,231,109	1,413,199
Mortgage Banking [Member]
Financial information of company's operating segments
Net interest income	0	0	0
Provision for loan losses	0	0	0
Other income	55,631	34,736	42,444
General and administrative expenses	37,445	31,124	33,838
Income tax expense (benefit)	7,002	1,391	3,313
Net income (loss)	11,184	2,221	5,293
Total assets	1,623	1,496	1,192
Other and Eliminations [Member]
Financial information of company's operating segments
Net interest income	(536)	(468)	(462)
Provision for loan losses	0	68
Other income	(1,917)	(1,384)	(4,396)
General and administrative expenses	(732)	(689)	(516)
Income tax expense (benefit)	(663)	(474)	(1,724)
Net income (loss)	(1,058)	(757)	(2,618)
Total assets	20,205	20,979	19,805
Consolidated [Member]
Financial information of company's operating segments
Net interest income	49,479	52,166	53,848
Provision for loan losses	10,500	49,394	30,500
Other income	53,295	24,474	43,580
General and administrative expenses	62,827	53,698	57,667
Income tax expense (benefit)	11,337	(10,184)	2,938
Net income (loss)	18,110	(16,268)	6,323
Total assets	$ 1,240,826	$ 1,253,584	$ 1,434,196

Segment Information (Details Textual)	12 Months Ended
Sep. 30, 2012 Segment
Segment Information (Textual) [Abstract]
Number of operating Segments	2

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments And Contingencies (Textual) [Abstract]
Outstanding commitments to originate in commercial real estate loans	$ 0	$ 7,500,000
Outstanding commitments to originate in fixed rate residential first mortgage loans	361,500,000	222,500,000
Outstanding commitments to originate in adjustable rate residential first mortgage loans	47,100,000	11,800,000
Average committed rates of commercial real estate loan		5.60%
Average committed rates of residential mortgage loan	3.40%	3.90%
Average fees and discounts of residential mortgage loan	0.10%	0.10%
Expiry date of interest rate commitments on residential loans	60 days	60 days
Outstanding commitments related to stand-by letters of credit	794,000	1,000,000
Commitments to sell loans	$ 405,200,000	$ 231,300,000

Significant Estimates and Concentrations (Details Textual)	Sep. 30, 2012	Sep. 30, 2011
Significant Estimates And Concentrations (Textual) [Abstract]
Percentage of portfolio that was made up of loans that are in excess of supervisory loan-to-value limits	14.00%	25.00%

Fair Value Option (Details Textual) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value Option (Textual) [Abstract]
Difference between the aggregate fair value and the aggregate unpaid principal balance of loans	$ 3.8	$ 2.5

Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Other Assets [Member] | Loan Origination Commitments [Member]
Derivative Instruments (Textual) [Abstract]
Increase (Decrease) in other assets resulting from commitments to originate loans	$ 1,300,000	$ (923,000)
Other Assets [Member] | Selling of Loan Commitment [Member]
Derivative Instruments (Textual) [Abstract]
Increase in other assets resulting from commitments to sell loans	571,000	720,000
Other Liabilities [Member] | Loan Origination Commitments [Member]
Derivative Instruments (Textual) [Abstract]
Decrease (Increase) in other liabilities resulting from commitments to originate loans	382,000	(263,000)
Other Liabilities [Member] | Selling of Loan Commitment [Member]
Derivative Instruments (Textual) [Abstract]
Decrease in other liabilities resulting from commitments to sell loans	162,000	848,000
Other Income [Member] | Loan Origination Commitments [Member]
Derivative Instruments (Textual) [Abstract]
Increase (Decrease) in other income resulting from commitments to originate loans	1,700,000	1,200,000
Other Income [Member] | Selling of Loan Commitment [Member]
Derivative Instruments (Textual) [Abstract]
Increase in other income resulting from commitments to sell loans	$ 733,000	$ 1,600,000

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Assets:
Available for sale, at fair value	$ 214,190	$ 72,125
Loans held for sale	163,834	115,434
Total assets	383,331	191,151
Liabilities:
Total liabilities	645	1,189
Forward sales commitments [Member]
Assets:
Commitments to originate loans	2,194	1,623
Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	2,559	1,254
Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	133	295
Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	512	894
Corporate debt securities [Member]
Assets:
Available for sale, at fair value	61,018	46,912
Trust preferred securities [Member]
Assets:
Available for sale, at fair value		25,196
U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	153,166
Municipal securities [Member]
Assets:
Available for sale, at fair value	6	17
Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	81	89
Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	152	180
FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	190	293
FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	131	153
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Total assets	142,359	72,125
Liabilities:
Total liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	0	46,912
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust preferred securities [Member]
Assets:
Available for sale, at fair value		25,196
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	142,359
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	0	17
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Assets [Member]
Assets:
Loans held for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Assets [Member] | Forward sales commitments [Member]
Assets:
Commitments to originate loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Assets [Member] | Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total assets	236,219	116,149
Liabilities:
Total liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	61,018	0
Significant Other Observable Inputs (Level 2) [Member] | Trust preferred securities [Member]
Assets:
Available for sale, at fair value		0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	10,807
Significant Other Observable Inputs (Level 2) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	6	0
Significant Other Observable Inputs (Level 2) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	81	89
Significant Other Observable Inputs (Level 2) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	152	180
Significant Other Observable Inputs (Level 2) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	190	293
Significant Other Observable Inputs (Level 2) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	131	153
Significant Other Observable Inputs (Level 2) [Member] | Assets [Member]
Assets:
Loans held for sale	163,834	115,434
Significant Other Observable Inputs (Level 2) [Member] | Assets [Member] | Forward sales commitments [Member]
Assets:
Commitments to originate loans	0
Significant Other Observable Inputs (Level 2) [Member] | Assets [Member] | Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	0
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Total assets	4,753	2,877
Liabilities:
Total liabilities	645	1,189
Significant Unobservable Inputs (Level 3) [Member] | Forward sales commitments [Member]
Assets:
Commitments to originate loans	2,194	1,623
Significant Unobservable Inputs (Level 3) [Member] | Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	2,559	1,254
Significant Unobservable Inputs (Level 3) [Member] | Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	133	295
Significant Unobservable Inputs (Level 3) [Member] | Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	512	894
Significant Unobservable Inputs (Level 3) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Trust preferred securities [Member]
Assets:
Available for sale, at fair value		0
Significant Unobservable Inputs (Level 3) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | Assets [Member]
Assets:
Loans held for sale	$ 0	$ 0

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Mortgage Servicing Rights [Member]
Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs
Beginning Balance	$ 0	$ 263
Total realized and unrealized gains (losses):
Included in net income	0	(263)
Ending Balance	0	0
Commitments to originate loans [Member]
Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs
Beginning Balance	360	1,547
Total realized and unrealized gains (losses):
Included in net income	1,687	(1,187)
Ending Balance	2,047	360
Forward sales commitments [Member]
Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs
Beginning Balance	1,328	(240)
Total realized and unrealized gains (losses):
Included in net income	733	1,568
Ending Balance	$ 2,061	$ 1,328

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Realized and unrealized gains and losses included in net income
Total gains	$ 2,420	$ 381	$ 661
Loan Servicing Fees [Member]
Realized and unrealized gains and losses included in net income
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	0	0
Total gains (losses)	0	(330)
Impairment Loss On Mortgage Servicing Rights [Member]
Realized and unrealized gains and losses included in net income
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	0	0
Total gains (losses)	0	67
Other Income [Member]
Realized and unrealized gains and losses included in net income
Total gains	2,420	381
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$ 0	$ 0

Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Carrying value [Member]
Financial Assets:
Cash and cash equivalents	$ 8,716	$ 5,030
Stock in Federal Home Loan Bank	7,073	13,551
Mortgage-backed securities held to maturity	25,921	39,146
Loans receivable held for investment	734,772	917,134
Financial Liabilities:
Customer deposit accounts	870,946	784,681
Brokered deposit accounts	21,367	24,994
Advances from FHLB	127,000	247,000
Subordinated debentures	25,774	25,774
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Estimated fair value [Member]
Financial Assets:
Cash and cash equivalents	8,716	5,030
Stock in Federal Home Loan Bank	0	0
Mortgage-backed securities held to maturity	0	0
Loans receivable held for investment	0	0
Financial Liabilities:
Customer deposit accounts	0	0
Brokered deposit accounts	0	0
Advances from FHLB	0	0
Subordinated debentures	0	0
Significant Other Observable Inputs (Level 2) [Member] | Estimated fair value [Member]
Financial Assets:
Cash and cash equivalents	0	0
Stock in Federal Home Loan Bank	7,073	13,551
Mortgage-backed securities held to maturity	26,117	39,031
Loans receivable held for investment	0	0
Financial Liabilities:
Customer deposit accounts	0	0
Brokered deposit accounts	0	0
Advances from FHLB	0	0
Subordinated debentures	0	0
Significant Unobservable Inputs (Level 3) [Member] | Estimated fair value [Member]
Financial Assets:
Cash and cash equivalents	0	0
Stock in Federal Home Loan Bank	0	0
Mortgage-backed securities held to maturity	0	0
Loans receivable held for investment	763,017	922,191
Financial Liabilities:
Customer deposit accounts	872,160	788,751
Brokered deposit accounts	21,365	25,002
Advances from FHLB	130,393	249,456
Subordinated debentures	$ 9,021	$ 10,000

Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Lending commitments-fixed rate net [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	$ 2,446	$ 7,879
Estimated unrealized gain (loss)	11	14
Lending commitments floating-rate [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	926	0
Estimated unrealized gain (loss)	9	0
Commitments to sell loans [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	0	0
Estimated unrealized gain (loss)	$ 0	$ 0

Fair Value Measurements (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurements (Textual) [Abstract]
Re-measured carrying value of impaired loans		$ 72,500,000	$ 107,300,000
Re-measured charge off and increase in reserves		17,000,000	16,900,000
Carrying value of foreclosed assets held for sale		17,040,000	16,937,000
Investment in LLCs		17,222,000	17,674,000
Company's impairment charge	200,000
Foreclosed assets held for sale that were re-measured during the period		$ 3,900,000	$ 9,700,000

Regulatory Agreements (Details)	Sep. 30, 2012	Sep. 30, 2011
Regulatory Agreements (Textual) [Abstract]
Bank's Tier 1 leverage capital requirement	10.00%
Bank's total risk based capital requirement	13.00%
Bank's Tier 1 leverage capital actual	14.10%	12.30%
Bank's total risk based capital actual	18.20%	15.30%

Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash and cash equivalents	$ 8,716	$ 5,030	$ 14,033	$ 63,250
Investment in LLCs	17,222	17,674
Income taxes receivable	0	3,124
Other assets	14,631	14,189
Total assets	1,240,826	1,253,584
Liabilities
Subordinated debentures	25,774	25,774
Total liabilities	1,069,323	1,103,206
Stockholders' equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock, at cost; 1,989,498 shares at September 30, 2012 and 2011	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)
Total stockholders' equity	171,503	150,378	167,762	166,388
Total liabilities and stockholders' equity	1,240,826	1,253,584
Parent Company [Member]
ASSETS
Cash and cash equivalents	1,567	1,755	2,060	2,172
Investment in subsidiary	175,352	153,501
Investment in LLCs	17,222	17,674
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,752	1,422
Other assets	835	1,108
Total assets	197,502	176,234
Liabilities
Subordinated debentures	25,774	25,774
Accrued interest payable	225	82
Total liabilities	25,999	25,856
Stockholders' equity
Common stock	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock, at cost; 1,989,498 shares at September 30, 2012 and 2011	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)
Total stockholders' equity	171,503	150,378
Total liabilities and stockholders' equity	$ 197,502	$ 176,234

Parent Company Financial Information (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues [Abstract]
Interest and dividends on securities	$ 2,987,000	$ 3,975,000	$ 1,521,000
Provision for loan losses	(10,500,000)	(49,394,000)	(30,500,000)
Impairment loss on investment in LLCs	(200,000)	0	(3,126,000)
Loss from investment in LLCs	(257,000)	(126,000)	(128,000)
Operating Expenses [Abstract]
Interest on subordinated debentures	536,000	494,000	504,000
Income tax benefit	11,337,000	(10,184,000)	2,938,000
Net income (loss)	18,110,000	(16,268,000)	6,323,000
Parent Company [Member]
Revenues [Abstract]
Income (loss) from subsidiary	18,835,000	(15,801,000)	8,659,000
Interest and dividends on securities	0	26,000	42,000
Provision for loan losses	0	(68,000)	0
Gain on sale of real estate	25,000	37,000	70,000
Impairment loss on investment in LLCs	(200,000)	0	(3,126,000)
Loss from investment in LLCs	(257,000)	(126,000)	(128,000)
Total income (loss)	18,403,000	(15,932,000)	5,517,000
Operating Expenses [Abstract]
Interest on subordinated debentures	536,000	494,000	504,000
Professional Fees	155,000	75,000	87,000
Other Expenses	55,000	60,000	65,000
Total expenses	746,000	629,000	656,000
Income (loss) before income tax expense	17,657,000	(16,561,000)	4,861,000
Income tax benefit	(453,000)	(293,000)	(1,462,000)
Net income (loss)	$ 18,110,000	$ (16,268,000)	$ 6,323,000

Parent Company Financial Information (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 18,110,000	$ (16,268,000)	$ 6,323,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	10,500,000	49,394,000	30,500,000
Provision for loss on real estate owned	4,265,000	11,383,000	2,649,000
Loss from investment in LLCs	257,000	126,000	128,000
Impairment loss on investment in LLCs	200,000	0	3,126,000
Net cash provided by (used in) operating activities	(5,693,000)	107,223,000	(73,990,000)
Cash flows from investing activities:
Principal repayments of loans receivable	245,162,000	171,928,000	225,700,000
Investment in LLC	(5,000)	(1,000)	(7,000)
Net cash provided by investing activities	47,999,000	47,653,000	153,902,000
Cash flows from financing activities:
Cash dividends paid	0	0	(3,540,000)
Net cash used in financing activities	(38,620,000)	(163,879,000)	(129,129,000)
Net increase (decrease) in cash and cash equivalents	3,686,000	(9,003,000)	(49,217,000)
Cash and cash equivalents at beginning of year	5,030,000	14,033,000	63,250,000
Cash and cash equivalents at end of year	8,716,000	5,030,000	14,033,000
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	18,110,000	(16,268,000)	6,323,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	0	68,000	0
Provision for loss on real estate owned	(25,000)	(37,000)	(70,000)
Loss from investment in LLCs	257,000	126,000	128,000
Impairment loss on investment in LLCs	200,000	0	3,126,000
Equity in undistributed earnings of subsidiary	(18,835,000)	15,801,000	(4,659,000)
Change in income taxes receivable	(330,000)	(40,000)	(1,278,000)
Change in accrued interest payable	143,000	(11,000)	0
Other	297,000	(537,000)	(161,000)
Net cash provided by (used in) operating activities	(183,000)	(898,000)	3,409,000
Cash flows from investing activities:
Principal repayments of loans receivable	0	630,000	26,000
Investment in LLC	(5,000)	(1,000)	(7,000)
Net cash provided by investing activities	(5,000)	629,000	19,000
Cash flows from financing activities:
Cash dividends paid	0	0	(3,540,000)
Change in escrows	0	36,000	0
Net cash used in financing activities	0	(36,000)	(3,540,000)
Net increase (decrease) in cash and cash equivalents	(188,000)	(305,000)	(112,000)
Cash and cash equivalents at beginning of year	1,755,000	2,060,000	2,172,000
Cash and cash equivalents at end of year	$ 1,567,000	$ 1,755,000	$ 2,060,000